AXA PREMIER FUNDS PERFORMANCE RESULTS

CUMULATIVE TOTAL RETURNS AS OF APRIL 30, 2002*

---------------------------------------------------------
                                         Since Inception
                                                12/31/01
---------------------------------------------------------
 LARGE COMPANY STOCKS
---------------------------------------------------------
 AXA Premier Large Cap Core Fund A              (6.30)
 AXA Premier Large Cap Core Fund B              (6.50)
 AXA Premier Large Cap Core Fund C              (6.50)
 AXA Premier Large Cap Core Fund Z              (6.20)
 S&P 500                                        (5.80)
---------------------------------------------------------
 AXA Premier Large Cap Growth Fund A           (14.30)
 AXA Premier Large Cap Growth Fund B           (14.50)
 AXA Premier Large Cap Growth Fund C           (14.50)
 AXA Premier Large Cap Growth Fund Z           (14.20)
---------------------------------------------------------
 Russell 1000 Growth                           (10.54)
---------------------------------------------------------
 AXA Premier Large Cap Value Fund A             (1.30)
 AXA Premier Large Cap Value Fund B             (1.40)
 AXA Premier Large Cap Value Fund C             (1.40)
 AXA Premier Large Cap Value Fund Z             (1.10)
---------------------------------------------------------
 Russell 1000 Value                              0.52
---------------------------------------------------------
 SMALL/MID COMPANY STOCKS
---------------------------------------------------------
 AXA Premier Small/Mid Cap Growth Fund A       (11.70)
 AXA Premier Small/Mid Cap Growth Fund B       (11.90)
 AXA Premier Small/Mid Cap Growth Fund C       (11.90)
 AXA Premier Small/Mid Cap Growth Fund Z       (11.60)
---------------------------------------------------------
 Russell 2500 Growth                            (6.17)
---------------------------------------------------------
 AXA Premier Small/Mid Cap Value Fund A         (1.50)
 AXA Premier Small/Mid Cap Value Fund B         (1.70)
 AXA Premier Small/Mid Cap Value Fund C         (1.70)
 AXA Premier Small/Mid Cap Value Fund Z         (1.40)
---------------------------------------------------------
 Russell 2500 Value                             10.36
---------------------------------------------------------


---------------------------------------------------------
                                         Since Inception
                                                12/31/01
---------------------------------------------------------
 SECTOR FUNDS
---------------------------------------------------------
 AXA Premier Health Care Fund A                 (4.50)
 AXA Premier Health Care Fund B                 (4.80)
 AXA Premier Health Care Fund C                 (4.80)
 AXA Premier Health Care Fund Z                 (4.50)
---------------------------------------------------------
 Russell 1000 Healthcare Index                  (7.11)
---------------------------------------------------------
 AXA Premier Technology Fund A                 (17.30)
 AXA Premier Technology Fund B                 (17.50)
 AXA Premier Technology Fund C                 (17.50)
 AXA Premier Technology Fund Z                 (17.30)
---------------------------------------------------------
 Russell 1000 Technology Index                 (19.03)
---------------------------------------------------------
 INTERNATIONAL STOCKS
---------------------------------------------------------
 AXA Premier International Equity Fund A         1.50
 AXA Premier International Equity Fund B         1.40
 AXA Premier International Equity Fund C         1.40
 AXA Premier International Equity Fund Z         1.70
---------------------------------------------------------
 MSCI EAFE                                       1.17
---------------------------------------------------------
 INTERMEDIATE-TERM BONDS
---------------------------------------------------------
 AXA Premier Core Bond Fund A                    1.90
 AXA Premier Core Bond Fund B                    1.54
 AXA Premier Core Bond Fund C                    1.54
 AXA Premier Core Bond Fund Z                    1.93
---------------------------------------------------------
 Lehman Aggregate                                2.03
---------------------------------------------------------
 MONEY MARKET
---------------------------------------------------------
 AXA Premier Money Market Fund A                 0.32
 AXA Premier Money Market Fund B                 0.08
 AXA Premier Money Market Fund C                 0.08
 AXA Premier Money Market Fund Z                 0.41
---------------------------------------------------------
 90 Day T-Bill                                   0.56
---------------------------------------------------------

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

* Source: Equitable Life Assurance Society of the United States, Lipper, Inc and Frank Russell Company, Inc. The cumulative total returns do not take into account sales charges. The Fund charges a maximum front-end sales charge of 5.50% for Class A shares except for the AXA Premier Core Bond Fund and AXA Premier Money Market Fund. Class A shares for the AXA Premier Core Bond Fund charge a maximum front-end sales charge of 4.50%. The AXA Premier Money Market Fund does not have a sales charge. For purchases of less than $250,000, Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 4%, 3%, 2%, 2%, 1% for seven years. These Class B shares automatically convert to Class A shares eight years after purchase. For purchases of $250,000 to less than $500,000, Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3.5%, 2.5%, 2%, 1% for four years. These Class B shares automatically convert to Class A shares five years after purchase. For purchases of $500,000 to less than $1,000,000, Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 3%, 2%, 1% for three years. These Class B shares automatically convert to Class A shares four years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------
                                         NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.9%)
AUTOMOBILES (0.9%)
Harley-Davidson, Inc. .............     1,580                $   83,724
                                                             ----------
DEPARTMENT STORES (4.6%)
Kohl's Corp.* .....................     1,960                   144,452
Wal-Mart Stores, Inc. .............     4,980                   278,183
                                                             ----------
                                                                422,635
                                                             ----------
GENERAL MERCHANDISE STORES (0.2%)
Costco Wholesale Corp.* ...........       410                    16,482
                                                             ----------
HOME IMPROVEMENT RETAIL (3.1%)
Home Depot, Inc. ..................     6,020                   279,147
                                                             ----------
MEDIA (3.7%)
AOL Time Warner, Inc.* ............     5,270                   100,235
Comcast Corp., Class A* ...........     3,305                    88,409
Cox Communications, Inc.,
  Class A* ........................       310                    10,351
Liberty Media Corp., Class A* .....     1,390                    14,873
Pixar, Inc.* ......................     1,550                    62,620
Viacom, Inc., Class B* ............     1,370                    64,527
                                                             ----------
                                                                341,015
                                                             ----------
SPECIALTY STORES (0.1%)
Bed Bath & Beyond, Inc.* ..........       340                    12,638
                                                             ----------
TEXTILES & APPAREL (0.3%)
Nike, Inc., Class B ...............       430                    22,932
                                                             ----------
  TOTAL CONSUMER DISCRETIONARY.....                           1,178,573
                                                             ----------
CONSUMER STAPLES (5.7%)
BEVERAGES (2.8%)
Anheuser-Busch Cos., Inc. .........     2,000                   106,000
Coca-Cola Co. .....................       950                    52,734
PepsiCo, Inc. .....................     1,800                    93,420
                                                             ----------
                                                                252,154
                                                             ----------
DRUG RETAIL (2.0%)
Colgate-Palmolive Co. .............     2,310                   122,453
Walgreen Co. ......................     1,720                    64,965
                                                             ----------
                                                                187,418
                                                             ----------
FOOD DISTRIBUTORS (0.3%)
SYSCO Corp. .......................       800                    23,208
                                                             ----------
FOOD PRODUCTS (0.4%)
Kraft Foods, Inc. .................       900                    36,936
                                                             ----------
PERSONAL PRODUCTS (0.2%)
Avon Products, Inc. ...............       230                    12,845
Gillette Co. ......................       260                     9,225
                                                             ----------
                                                                 22,070
                                                             ----------
  TOTAL CONSUMER STAPLES ..........                             521,786
                                                             ----------
ENERGY (0.9%)
OIL & GAS EQUIPMENT & SERVICES (0.7%)
Baker Hughes, Inc. ................     1,530                    57,650
Schlumberger Ltd. .................       140                     7,665
                                                             ----------
                                                                 65,315
                                                             ----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.2%)
Anadarko Petroleum Corp. ..........       290                    15,608
                                                             ----------
  TOTAL ENERGY ....................                              80,923
                                                             ----------
--------------------------------------------------------------------------
                                         NUMBER                VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
FINANCIALS (16.2%)
BANKS (0.4%)
Bank One Corp. ....................       810                $   33,105
                                                             ----------
DIVERSIFIED FINANCIALS (7.5%)
Charles Schwab Corp. ..............     7,500                    85,425
Citigroup, Inc. ...................     3,855                   166,921
Fannie Mae ........................     1,005                    79,325
J.P. Morgan Chase & Co. ...........     1,310                    45,981
MBNA Corp. ........................     3,170                   112,377
Merrill Lynch & Co., Inc. .........       360                    15,098
Morgan Stanley Dean Witter
  & Co. ...........................     1,460                    69,671
Stilwell Financial, Inc. ..........     5,000                   106,800
                                                             ----------
                                                                681,598
                                                             ----------
INSURANCE (8.3%)
AFLAC, Inc. .......................     2,200                    65,780
American International
  Group, Inc. .....................     4,170                   288,231
Marsh & McLennan Cos., Inc. .......       290                    29,313
Progressive Corp. .................     6,600                   379,500
                                                             ----------
                                                                762,824
                                                             ----------
  TOTAL FINANCIALS ................                           1,477,527
                                                             ----------
HEALTH CARE (22.7%)
BIOTECHNOLOGY (5.3%)
Amgen, Inc.* ......................     4,200                   222,096
Biogen, Inc.* .....................     1,900                    82,593
Genentech, Inc.* ..................     4,400                   156,200
Human Genome Sciences, Inc.* ......       575                     9,050
IDEC Pharmaceuticals Corp.* .......       105                     5,770
MedImmune, Inc.* ..................       340                    11,356
                                                             ----------
                                                                487,065
                                                             ----------
HEALTH CARE EQUIPMENT &
  SERVICES (4.1%)
Baxter International, Inc. ........       410                    23,329
Cardinal Health, Inc. .............     2,410                   166,893
Health Management Associates,
  Inc., Class A* ..................     1,550                    33,077
Medtronic, Inc. ...................     1,790                    79,995
Tenet Healthcare Corp.* ...........       590                    43,288
Wellpoint Health
  Networks, Inc.* .................       380                    28,531
                                                             ----------
                                                                375,113
                                                             ----------
PHARMACEUTICALS (13.3%)
Abbott Laboratories ...............       340                    18,343
Eli Lilly & Co. ...................     2,150                   142,007
Glaxo Wellcome plc (ADR) ..........       550                    26,428
Johnson & Johnson .................     3,235                   206,587
Merck & Co., Inc. .................       450                    24,453
Pfizer, Inc. ......................    13,820                   502,357
Pharmacia Corp. ...................     2,100                    86,583
Schering-Plough Corp. .............     1,880                    51,324
Wyeth .............................     2,735                   155,895
                                                             ----------
                                                              1,213,977
                                                             ----------
  TOTAL HEALTH CARE ...............                           2,076,155
                                                             ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

-----------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
-----------------------------------------------------------------------------
INDUSTRIALS (8.7%)
AEROSPACE & DEFENSE (0.7%)
General Dynamics Corp. ..............        310                 $   30,098
United Technologies Corp. ...........        530                     37,190
                                                                 ----------
                                                                     67,288
                                                                 ----------
AIR FREIGHT & COURIERS (0.6%)
United Parcel Service, Inc.,
  Class B ...........................        900                     54,036
                                                                 ----------
AIRLINES (0.7%)
Southwest Airlines Co. ..............      3,400                     61,914
                                                                 ----------
COMMERCIAL SERVICES & SUPPLIES (1.6%)
Automatic Data Processing, Inc.......        500                     25,420
Concord EFS, Inc.* ..................        740                     23,402
First Data Corp. ....................        160                     12,718
Paychex, Inc. .......................      2,350                     87,726
                                                                 ----------
                                                                    149,266
                                                                 ----------
INDUSTRIAL CONGLOMERATES (4.7%)
General Electric Co. ................     12,060                    380,493
Tyco International Ltd. .............      2,810                     51,844
                                                                 ----------
                                                                    432,337
                                                                 ----------
MACHINERY (0.2%)
Danaher Corp. .......................        240                     17,179
                                                                 ----------
RAILROADS (0.2%)
Union Pacific Corp. .................        270                     15,336
                                                                 ----------
  TOTAL INDUSTRIALS .................                               797,356
                                                                 ----------
INFORMATION TECHNOLOGY (29.2%)
APPLICATION SOFTWARE (2.6%)
BEA Systems, Inc.* ..................        980                     10,506
Electronic Arts, Inc.* ..............        500                     29,525
PeopleSoft, Inc.* ...................        640                     14,829
Siebel Systems, Inc.* ...............      7,550                    182,634
                                                                 ----------
                                                                    237,494
                                                                 ----------
COMPUTER HARDWARE (3.5%)
Dell Computer Corp.* ................     10,050                    264,717
International Business
  Machines Corp. ....................        550                     46,068
Sun Microsystems, Inc.* .............      1,200                      9,816
                                                                 ----------
                                                                    320,601
                                                                 ----------
COMPUTER STORAGE &
  PERIPHERALS (1.3%)
Network Appliance, Inc.* ............      6,950                    121,277
                                                                 ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.5%)
Flextronics International Ltd.* .....      3,070                     42,520
                                                                 ----------
IT CONSULTING & SERVICES (0.5%)
Accenture Ltd.* .....................        750                     16,080
Electronic Data Systems Corp. .......        500                     27,130
                                                                 ----------
                                                                     43,210
                                                                 ----------
NETWORKING EQUIPMENT (2.5%)
Cisco Systems, Inc.* ................     13,180                    193,087
Juniper Networks, Inc.* .............      3,960                     40,036
                                                                 ----------
                                                                    233,123
                                                                 ----------

----------------------------------------------------------------------------
                                            NUMBER                VALUE
                                          OF SHARES              (NOTE 1)
----------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (2.1%)
Altera Corp.* .......................      2,280                 $   46,877
Applied Materials, Inc.* ............      5,800                    141,056
                                                                 ----------
                                                                    187,933
                                                                 ----------
SEMICONDUCTORS (7.7%)
Intel Corp. .........................     11,020                    315,282
Maxim Integrated
  Products, Inc.* ...................      4,790                    238,542
Micron Technology, Inc.* ............      1,390                     32,943
Xilinx, Inc.* .......................      3,100                    117,056
                                                                 ----------
                                                                    703,823
                                                                 ----------
SYSTEM SOFTWARE (6.3%)
Microsoft Corp.* ....................      9,130                    477,134
Oracle Corp.* .......................      3,250                     32,630
VERITAS Software Corp.* .............      2,490                     70,566
                                                                 ----------
                                                                    580,330
                                                                 ----------
TELECOMMUNICATIONS EQUIPMENT
    (2.2%)
Amdocs Ltd.* ........................        370                      8,040
Nokia OYJ (ADR) .....................      4,750                     77,235
QUALCOMM, Inc.* .....................      3,750                    113,100
                                                                 ----------
                                                                    198,375
                                                                 ----------
  TOTAL INFORMATION TECHNOLOGY.......                             2,668,686
                                                                 ----------
TELECOMMUNICATION SERVICES (0.5%)
WIRELESS TELECOMMUNICATION
  SERVICES (0.5%)
AT&T Wireless Services, Inc.* .......      1,960                     17,542
Vodafone Group plc (ADR) ............      1,550                     25,110
                                                                 ----------
                                                                     42,652
                                                                 ----------
TOTAL COMMON STOCKS (96.8%)
  (Cost $10,004,360).................                             8,843,658
                                                                 ----------
                                       PRINCIPAL
                                         AMOUNT
                                        --------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.8%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02
  (Amortized Cost $342,533)..........   $342,533                    342,533
                                                                 ----------
TOTAL INVESTMENTS(100.6%)
  (Cost/Amortized Cost
  $10,346,893).......................                             9,186,191
OTHER ASSETS LESS LIABILITIES
  (-0.6%) ...........................                               (54,954)
                                                                 ----------
NET ASSETS (100%) ...................                            $9,131,237
                                                                 ==========

---------------------
*  Non-income producing

   Glossary:
   ADR--American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002, were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $10,798,434
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        662,933


As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation ...............    $    181,447
Aggregate gross unrealized depreciation ...............      (1,342,149)
                                                           ------------
Net unrealized depreciation ...........................    $ (1,160,702)
                                                           ============
Federal income tax cost of investments ................    $ 10,346,893
                                                           ============


For the period from December 31, 2001* to April 30, 2002, the Fund incurred approximately $6 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

----------
* Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)


--------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (17.9%)
APPAREL RETAIL (0.2%)
TJX Cos., Inc. .....................       525                $    22,880
                                                              -----------
AUTO COMPONENTS (0.8%)
Autoliv, Inc. ......................       525                     11,603
Delphi Automotive Systems
  Corp. ............................     1,225                     19,049
Goodyear Tire & Rubber Co. .........       850                     18,912
Lear Corp.* ........................       325                     16,708
Magna International, Inc.,
  Class A ..........................       200                     14,778
                                                              -----------
                                                                   81,050
                                                              -----------
AUTOMOBILES (0.3%)
General Motors Corp. ...............       475                     30,471
                                                              -----------
COMPUTER & ELECTRONICS RETAIL
  (0.9%)
RadioShack Corp. ...................     2,900                     90,480
                                                              -----------
DEPARTMENT STORES (1.1%)
Federated Department Stores,
  Inc.* ............................       300                     11,919
May Department Stores Co. ..........       625                     21,675
Sears, Roebuck & Co. ...............       450                     23,737
Wal-Mart Stores, Inc. ..............     1,000                     55,860
                                                              -----------
                                                                  113,191
                                                              -----------
GENERAL MERCHANDISE STORES
  (0.6%)
Costco Wholesale Corp.* ............     1,625                     65,325
                                                              -----------
HOME IMPROVEMENT RETAIL (2.6%)
Home Depot, Inc. ...................     3,160                    146,529
Lowe's Cos., Inc. ..................     2,450                    103,611
Sherwin-Williams Co. ...............       500                     15,365
                                                              -----------
                                                                  265,505
                                                              -----------
HOTELS (0.8%)
Hilton Hotels Corp. ................     1,000                     16,360
MGM Mirage, Inc.* ..................     1,760                     70,664
                                                              -----------
                                                                   87,024
                                                              -----------
HOUSEHOLD DURABLES (1.2%)
Black & Decker Corp. ...............       300                     14,604
Fortune Brands, Inc. ...............       400                     20,904
KB HOME ............................       375                     18,694
Leggett & Platt, Inc. ..............       725                     19,067
Newell Rubbermaid, Inc. ............       500                     15,700
Pulte Homes, Inc. ..................       375                     19,950
Whirlpool Corp. ....................       250                     18,738
                                                              -----------
                                                                  127,657
                                                              -----------
LEISURE PRODUCTS (0.1%)
Brunswick Corp. ....................       400                     11,276
                                                              -----------
MEDIA (7.6%)
AOL Time Warner, Inc.* .............     6,470                    123,059
Cablevision New York Group,
  Class A* .........................     1,670                     39,245
Cablevision Systems Corp. -
  Rainbow Media Group* .............     1,615                     35,691
Comcast Corp., Class A* ............     5,720                    153,010
Fox Entertainment Group, Inc.,
  Class A* .........................     3,100                     73,160

--------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
Liberty Media Corp., Class A* ......   16,940                 $   181,258
Metro-Goldwyn-Mayer, Inc.* .........    2,605                      42,071
USA Networks, Inc.* ................      235                       7,029
Viacom, Inc., Class B* .............    2,640                     124,344
                                                              -----------
                                                                  778,867
                                                              -----------
PHOTOGRAPHIC PRODUCTS (0.2%)
Eastman Kodak Co. ..................      500                      16,105
                                                              -----------
RESTAURANTS (0.2%)
Wendy's International, Inc. ........      525                      19,635
                                                              -----------
SPECIALTY STORES (1.0%)
Staples, Inc.* .....................    4,900                      97,853
                                                              -----------
TEXTILES & APPAREL (0.3%)
Jones Apparel Group, Inc.* .........      375                      14,606
Liz Claiborne, Inc. ................      500                      15,645
                                                              -----------
                                                                   30,251
                                                              -----------
  TOTAL CONSUMER DISCRETIONARY .....                            1,837,570
                                                              -----------
CONSUMER STAPLES (7.6%)
BEVERAGES (2.5%)
Anheuser-Busch Cos., Inc. ..........    1,535                      81,355
Coca-Cola Co. ......................      400                      22,204
PepsiCo, Inc. ......................    2,925                     151,807
                                                              -----------
                                                                  255,366
                                                              -----------
DRUG RETAIL (0.5%)
Walgreen Co. .......................    1,265                      47,779
                                                              -----------
FOOD PRODUCTS (3.7%)
Archer-Daniels-Midland Co. .........    1,475                      19,573
Cadbury Schweppes plc (ADR) ........    4,100                     126,608
ConAgra Foods, Inc. ................      875                      21,438
Kraft Foods, Inc. ..................    2,900                     119,016
Philip Morris Cos., Inc. ...........    1,100                      59,873
Sara Lee Corp. .....................    1,000                      21,180
Tyson Foods, Inc. ..................    1,250                      17,525
                                                              -----------
                                                                  385,213
                                                              -----------
FOOD RETAIL (0.2%)
Albertson's, Inc. ..................      600                      20,124
                                                              -----------
HOUSEHOLD PRODUCTS (0.6%)
Colgate-Palmolive Co. ..............    1,130                      59,901
                                                              -----------
PERSONAL PRODUCTS (0.1%)
Procter & Gamble Co. ...............      175                      15,796
                                                              -----------
  TOTAL CONSUMER STAPLES ...........                              784,179
                                                              -----------
ENERGY (5.2%)
INTEGRATED OIL & GAS (4.0%)
Amerada Hess Corp. .................      250                      19,220
Anadarko Petroleum Corp. ...........    1,330                      71,581
BP plc (ADR) .......................    2,300                     116,840
ChevronTexaco Corp. ................      575                      49,858
Conoco, Inc. .......................      500                      14,025
Exxon Mobil Corp. ..................    1,750                      70,297
Occidental Petroleum Corp. .........      725                      20,844
Phillips Petroleum Co. .............      275                      16,448
Royal Dutch Petroleum Co.
  (ADR) ............................      600                      31,356
                                                              -----------
                                                                  410,469
                                                              -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.1%)
Unocal Corp. .......................   3,000                  $   111,570
                                                              -----------
OIL & GAS REFINING & MARKETING
  (0.1%)
Valero Energy Corp. ................     375                       16,185
                                                              -----------
  TOTAL ENERGY .....................                              538,224
                                                              -----------
FINANCIALS (20.8%)
BANKS (9.8%)
Amsouth Bancorp. ...................     950                       21,575
Bank of America Corp. ..............     825                       59,796
Bank of New York Co., Inc. .........   5,245                      191,915
Bank One Corp. .....................     775                       31,674
Comerica, Inc. .....................     350                       21,997
FleetBoston Financial Corp. ........     875                       30,887
Golden West Financial Corp. ........     325                       22,227
Huntington Bancshares, Inc. ........   1,025                       20,797
KeyCorp. ...........................     825                       23,191
National City Corp. ................     850                       26,520
Regions Financial Corp. ............     625                       21,919
SunTrust Banks, Inc. ...............     250                       16,995
Union Planters Corp. ...............     250                       12,528
US Bancorp .........................   6,975                      165,307
Wachovia Corp. .....................     925                       35,187
Washington Mutual, Inc. ............   5,755                      217,136
Wells Fargo & Co. ..................     375                       19,181
Zions Bancorp ......................   1,300                       70,304
                                                              -----------
                                                                1,009,136
                                                              -----------
DIVERSIFIED FINANCIALS (9.6%)
Bear Stearns Co., Inc. .............     275                       17,034
Charles Schwab Corp. ...............   5,740                       65,379
Citigroup, Inc. ....................   4,580                      198,314
Countrywide Credit Industries,
  Inc. .............................     375                       17,516
E*TRADE Group, Inc.* ...............   6,600                       49,764
Fannie Mae .........................   2,330                      183,907
Freddie Mac ........................     475                       31,041
Goldman Sachs Group, Inc. ..........     800                       63,000
J.P. Morgan Chase & Co. ............     600                       21,060
Lehman Brothers Holdings, Inc.......     375                       22,125
MBNA Corp. .........................   3,300                      116,985
Morgan Stanley Dean Witter &
  Co. ..............................   1,995                       95,201
Prudential Financial, Inc.* ........   2,400                       77,040
USA Education, Inc. ................     260                       24,921
                                                              -----------
                                                                  983,287
                                                              -----------
INSURANCE (1.4%)
Allstate Corp. .....................     575                       22,851
American International Group,
  Inc. .............................     550                       38,016
Aon Corp. ..........................     375                       13,399
Chubb Corp. ........................     300                       23,010
Metlife, Inc. ......................     775                       26,458
MGIC Investment Corp. ..............     275                       19,624
                                                              -----------
                                                                  143,358
                                                              -----------
  TOTAL FINANCIALS .................                            2,135,781
                                                              -----------

-------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
-------------------------------------------------------------------------
HEALTH CARE (13.2%)
BIOTECHNOLOGY (2.2%)
Amgen, Inc.* .......................     590                  $    31,199
Genentech, Inc.* ...................   3,515                      124,783
Genzyme Corp. - General
  Division* ........................   1,700                       69,598
                                                              -----------
                                                                  225,580
                                                              -----------
HEALTH CARE EQUIPMENT &
  SERVICES (1.7%)
Aetna, Inc. ........................     450                       21,420
Caremark Rx, Inc.* .................   3,400                       73,100
Health Net, Inc.* ..................     675                       20,013
Wellpoint Health Networks,
  Inc.* ............................     760                       57,061
                                                              -----------
                                                                  171,594
                                                              -----------
HEALTH CARE FACILITIES (0.9%)
Health Management Associates,
  Inc., Class A* ...................   4,400                       93,896
                                                              -----------
PHARMACEUTICALS (8.4%)
Abbott Laboratories ................     175                        9,441
Bristol-Myers Squibb Co. ...........     650                       18,720
Eli Lilly & Co. ....................     300                       19,815
Johnson & Johnson ..................     625                       39,913
Merck & Co., Inc. ..................   2,425                      131,774
Pfizer, Inc. .......................   9,385                      341,145
Pharmacia Corp. ....................     675                       27,830
Schering-Plough Corp. ..............   2,865                       78,215
Wyeth ..............................   3,470                      197,790
                                                              -----------
                                                                  864,643
                                                              -----------
  TOTAL HEALTH CARE ................                            1,355,713
                                                              -----------
INDUSTRIALS (7.9%)
AEROSPACE & DEFENSE (2.4%)
Goodrich Corp. .....................     500                       15,960
Honeywell International, Inc. ......   2,585                       94,818
Lockheed Martin Corp. ..............   1,900                      119,510
Raytheon Co. .......................     450                       19,035
                                                              -----------
                                                                  249,323
                                                              -----------
COMMERCIAL SERVICES & SUPPLIES
  (1.5%)
Automatic Data Processing, Inc......   1,115                       56,687
Convergys Corp.* ...................   2,120                       58,660
Pitney Bowes, Inc. .................     300                       12,630
R.R. Donnelley & Sons Co. ..........     625                       19,975
Ryder System, Inc. .................     250                        7,090
                                                              -----------
                                                                  155,042
                                                              -----------
CONSTRUCTION & ENGINEERING
  (0.5%)
Fluor Corp. ........................   1,160                       47,943
                                                              -----------
ELECTRICAL EQUIPMENT (2.3%)
Cooper Industries, Inc. ............     475                       20,805
General Electric Co. ...............   6,470                      204,128
Hubbell, Inc., Class B .............     400                       13,772
                                                              -----------
                                                                  238,705
                                                              -----------
MACHINERY (0.5%)
Cummins, Inc. ......................     175                        7,446
Eaton Corp. ........................     200                       16,921

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)


------------------------------------------------------------------------------
                                               NUMBER              VALUE
                                              OF SHARES          (NOTE 1)
------------------------------------------------------------------------------
Ingersoll-Rand Co., Class A ..............     250               $    12,488
Parker-Hannifin Corp. ....................     250                    12,488
                                                                 -----------
                                                                      49,343
                                                                 -----------
RAILROADS (0.5%)
Burlington Northern Santa Fe
  Corp. ..................................     800                    21,992
Norfolk Southern Corp. ...................     800                    17,144
Union Pacific Corp. ......................     300                    17,040
                                                                 -----------
                                                                      56,176
                                                                 -----------
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Genuine Parts Co. ........................     525                    18,118
                                                                 -----------
  TOTAL INDUSTRIALS ......................                           814,650
                                                                 -----------
INFORMATION TECHNOLOGY (12.6%)
APPLICATION SOFTWARE (0.1%)
Compuware Corp.* .........................   1,400                    10,976
                                                                 -----------
COMPUTER HARDWARE (0.7%)
Compaq Computer Corp. ....................   1,400                    14,210
Dell Computer Corp.* .....................     125                     3,293
Hewlett-Packard Co. ......................   1,650                    28,215
International Business Machines
  Corp. ..................................     325                    27,222
                                                                 -----------
                                                                      72,940
                                                                 -----------
COMPUTER STORAGE & PERIPHERALS (0.1%)
Quantum Corp. - DLT & Storage
  Systems* ...............................     900                     6,615
                                                                 -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (1.7%)
Arrow Electronics, Inc.* .................     500                    13,200
Avnet, Inc. ..............................     500                    12,810
Flextronics International Ltd.* ..........   8,120                   112,462
Solectron Corp.* .........................   1,800                    13,140
Tech Data Corp.* .........................     375                    17,752
Tyco International Ltd. ..................     200                     3,690
                                                                 -----------
                                                                     173,054
                                                                 -----------
IT CONSULTING & SERVICES (0.7%)
Affiliated Computer Services,
  Inc., Class A* .........................   1,450                    78,402
                                                                 -----------
NETWORKING EQUIPMENT (0.5%)
Cisco Systems, Inc.* .....................   3,750                    54,938
                                                                 -----------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (1.3%)
Applied Materials, Inc.* .................   2,800                    68,096
ASML Holding N.V. (New York
  Shares)* ...............................   2,885                    64,422
                                                                 -----------
                                                                     132,518
                                                                 -----------
SEMICONDUCTORS (2.5%)
Intel Corp. ..............................   5,725                   163,792
Linear Technology Corp. ..................   1,245                    48,381
Texas Instruments, Inc. ..................   1,370                    42,374
                                                                 -----------
                                                                     254,547
                                                                 -----------
SYSTEM SOFTWARE (3.7%)
Microsoft Corp.* .........................   5,985                   312,776
Oracle Corp.* ............................   6,755                    67,820
                                                                 -----------
                                                                     380,596
                                                                 -----------

-----------------------------------------------------------------------------
                                               NUMBER             VALUE
                                              OF SHARES         (NOTE 1)
-----------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT (1.3%)
Lucent Technologies, Inc. ................   8,300              $    38,180
Nokia OYJ (ADR) ..........................   5,385                   87,560
Tellabs, Inc.* ...........................   1,400                   11,886
                                                                -----------
                                                                    137,626
                                                                -----------
  TOTAL INFORMATION TECHNOLOGY............                        1,302,212
                                                                -----------
MATERIALS (2.1%)
CHEMICALS (1.2%)
Ashland, Inc. ............................     475                   19,394
Dow Chemical Co. .........................     875                   27,825
Du Pont (E.I.) de Nemours & Co.                750                   33,375
Lubrizol Corp. ...........................     575                   19,826
PPG Industries, Inc. .....................     400                   20,924
                                                                -----------
                                                                    121,344
                                                                -----------
CONTAINERS & PACKAGING (0.1%)
Smurfit-Stone Container Corp.* ...........     750                   12,180
                                                                -----------
METALS & MINING (0.1%)
Nucor Corp. ..............................     250                   14,613
                                                                -----------
PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Corp. ....................     600                   17,388
International Paper Co. ..................     625                   25,894
MeadWestvaco Corp. .......................     600                   17,616
                                                                -----------
                                                                     60,898
                                                                -----------
PAPER PRODUCTS (0.1%)
Louisiana-Pacific Corp. ..................     500                    5,850
                                                                -----------
  TOTAL MATERIALS ........................                          214,885
                                                                -----------
TELECOMMUNICATION SERVICES (3.8%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (3.0%)
AT&T Corp. ...............................   2,450                   32,144
BellSouth Corp. ..........................   1,250                   37,937
Qwest Communications
  International, Inc. ....................   2,850                   14,336
SBC Communications, Inc. .................   1,700                   52,802
Verizon Communications, Inc. .............   4,050                  162,445
WorldCom, Inc. - WorldCom
  Group* .................................   4,325                   10,722
                                                                -----------
                                                                    310,386
                                                                -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.8%)
Sprint Corp. (PCS Group)* ................   7,300                   81,833
                                                                -----------
  TOTAL TELECOMMUNICATION
     SERVICES ............................                          392,219
                                                                -----------
UTILITIES (2.7%)
ELECTRIC UTILITIES (2.7%)
Ameren Corp. .............................     525                   21,924
American Electric Power Co. ..............     450                   20,610
Consolidated Edison, Inc. ................     475                   20,705
Constellation Energy Group, Inc.               500                   15,960
Entergy Corp. ............................     500                   23,200
Potomac Electric Power Co. ...............     800                   18,288
Puget Energy, Inc. .......................     700                   14,511
Southern Co. .............................   5,100                  144,585
                                                                -----------
  TOTAL UTILITIES ........................                          279,783
                                                                -----------


AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)


------------------------------------------------------------------
                                          NUMBER         VALUE
                                        OF SHARES       (NOTE 1)
------------------------------------------------------------------
TOTAL COMMON STOCKS (93.8%)
  (Cost $10,181,109)................                  $ 9,655,216
                                                      -----------
CONVERTIBLE PREFERRED
  STOCK:
TELECOMMUNICATION SERVICES (0.1%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.1%)
Sprint Corp., 7.125%
  (Cost $16,600)....................   800                 11,512
                                                      -----------
                                       PRINCIPAL
                                        AMOUNT
                                        --------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (4.4%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02
  (Amortized Cost $446,518).........   $446,518           446,518
                                                      -----------
TOTAL INVESTMENTS (98.3%)
  (Cost/Amortized Cost
  $10,644,227)......................                   10,113,246
OTHER ASSETS LESS
  LIABILITIES (1.7%)                                      176,283
                                                      -----------
NET ASSETS (100%) ..................                  $10,289,529
                                                      ===========

----------
*  Non-income producing.

   Glossary:
   ADR-American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $11,003,204
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........        702,282


As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation ................    $   456,742
Aggregate gross unrealized depreciation ................       (987,723)
                                                            -----------
Net unrealized depreciation ............................    $  (530,981)
                                                            ===========
Federal income tax cost of investments .................    $10,644,227
                                                            ===========

For the period from December 31, 2001* to April 30, 2002, the Fund incurred approximately $2,286 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

----------
*  Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)


---------------------------------------------------------------------------
                                         NUMBER                 VALUE
                                        OF SHARES             (NOTE 1)
---------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (12.3%)
AUTO COMPONENTS (0.3%)
Delphi Automotive Systems Corp......    2,310                 $    35,921
                                                              -----------
AUTOMOBILES (1.6%)
General Motors Corp. ...............    2,500                     160,375
                                                              -----------
DEPARTMENT STORES (2.7%)
Sears, Roebuck & Co. ...............    5,310                     280,102
                                                              -----------
GENERAL MERCHANDISE STORES (0.7%)
Target Corp. .......................    1,700                      74,205
                                                              -----------
HOTELS (0.4%)
Carnival Corp. .....................    1,100                      36,641
                                                              -----------
MEDIA (6.3%)
Comcast Corp., Class A* ............      300                       8,025
Gannett Co., Inc. ..................    2,010                     147,333
Liberty Media Corp., Class A* ......   14,800                     158,360
News Corp. Ltd. (ADR) ..............    8,800                     195,008
Reed International plc .............    2,800                      27,420
Tribune Co. ........................      780                      34,453
Viacom, Inc., Class B* .............    1,300                      61,230
Walt Disney Co. ....................    1,040                      24,107
                                                              -----------
                                                                  655,936
                                                              -----------
PHOTOGRAPHIC PRODUCTS (0.3%)
Eastman Kodak Co. ..................      880                      28,345
                                                              -----------
  TOTAL CONSUMER DISCRETIONARY......                            1,271,525
                                                              -----------
CONSUMER STAPLES (9.3%)
BEVERAGES (2.9%)
Anheuser-Busch Cos., Inc. ..........    1,900                     100,700
Diageo plc .........................    1,530                      20,313
Diageo plc (ADR) ...................    2,400                     126,840
PepsiCo, Inc. ......................      900                      46,710
                                                              -----------
                                                                  294,563
                                                              -----------
FOOD PRODUCTS (3.2%)
Archer-Daniels-Midland Co. .........    1,910                      25,346
Kellogg Co. ........................    1,620                      58,190
Loews Corp. -- Carolina Group*......      600                      19,692
Philip Morris Cos., Inc. ...........    4,170                     226,973
                                                              -----------
                                                                  330,201
                                                              -----------
FOOD RETAIL (0.6%)
Kroger Co.* ........................    2,800                      63,756
                                                              -----------
HOUSEHOLD PRODUCTS (1.4%)
Kimberly-Clark Corp. ...............      730                      47,537
Procter & Gamble Co. ...............    1,110                     100,189
                                                              -----------
                                                                  147,726
                                                              -----------
PERSONAL PRODUCTS (1.2%)
Avon Products, Inc. ................    1,600                      89,360
Gillette Co. .......................    1,050                      37,254
                                                              -----------
                                                                  126,614
                                                              -----------
  TOTAL CONSUMER STAPLES ...........                              962,860
                                                              -----------
ENERGY (10.2%)
INTEGRATED OIL & GAS (6.6%)
BP plc (ADR) .......................    2,120                     107,696
Conoco, Inc. .......................    9,700                     272,085
Exxon Mobil Corp. ..................    3,220                     129,347
National Fuel Gas Co. ..............    1,480                      35,254

--------------------------------------------------------------------------
                                        NUMBER                 VALUE
                                       OF SHARES             (NOTE 1)
--------------------------------------------------------------------------
Nicor, Inc. ........................      770                 $    36,021
Occidental Petroleum Corp. .........    1,000                      28,750
Phillips Petroleum Co. .............      900                      53,829
TotalFinaElf S.A. (ADR) ............      250                      18,927
                                                              -----------
                                                                  681,909
                                                              -----------
OIL & GAS DRILLING (0.9%)
Noble Drilling Corp.* ..............    1,430                      61,991
Transocean Sedco Forex, Inc. .......    1,100                      39,050
                                                              -----------
                                                                  101,041
                                                              -----------
OIL & GAS EQUIPMENT &
  SERVICES (0.5%)
Baker Hughes, Inc. .................      400                      15,072
Schlumberger Ltd. ..................      640                      35,040
                                                              -----------
                                                                   50,112
                                                              -----------
OIL & GAS EXPLORATION &
  PRODUCTION (2.2%)
Anadarko Petroleum Corp. ...........      635                      34,175
Apache Corp. .......................    1,070                      62,413
Devon Energy Corp. .................      580                      28,600
Kerr-McGee Corp. ...................      800                      47,840
Unocal Corp. .......................    1,410                      52,438
                                                              -----------
                                                                  225,466
                                                              -----------
  TOTAL ENERGY .....................                            1,058,528
                                                              -----------
FINANCIALS (27.7%)
BANKS (7.9%)
Bank of America Corp. ..............    3,190                     231,211
Bank One Corp. .....................    5,600                     228,872
Comerica, Inc. .....................      100                       6,285
FleetBoston Financial Corp. ........    1,950                      68,835
KeyCorp ............................    1,400                      39,354
Mellon Financial Corp. .............    1,270                      47,955
National City Corp. ................      880                      27,456
PNC Financial Services Group,
  Inc. .............................      230                      12,685
SouthTrust Corp. ...................      730                      19,476
SunTrust Banks, Inc. ...............      530                      36,030
Wachovia Corp. .....................    1,030                      39,181
Washington Mutual, Inc. ............    1,600                      60,368
                                                              -----------
                                                                  817,708
                                                              -----------
DIVERSIFIED FINANCIALS (10.8%)
American Express Co. ...............    1,460                      59,875
Capital One Financial Corp. ........      700                      41,923
Citigroup, Inc. ....................    8,500                     368,050
Fannie Mae .........................    2,915                     230,081
Freddie Mac ........................      560                      36,596
Goldman Sachs Group, Inc. ..........      570                      44,887
Household International, Inc. ......    2,200                     128,238
J.P. Morgan Chase & Co. ............    3,800                     133,380
MBNA Corp. .........................    1,300                      46,085
Merrill Lynch & Co., Inc. ..........      730                      30,616
                                                              -----------
                                                                1,119,731
                                                              -----------
INSURANCE (8.8%)
Ace Ltd. ...........................      500                      21,760
Allstate Corp. .....................    1,370                      54,444
American International Group,
  Inc. .............................      500                      34,560
Chubb Corp. ........................      360                      27,612

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

----------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
----------------------------------------------------------------------------
Hartford Financial Services
  Group, Inc. .......................       620                $    42,966
Loews Corp. .........................     4,600                    275,770
Metlife, Inc. .......................     8,920                    304,529
MGIC Investment Corp. ...............       500                     35,680
PMI Group, Inc. .....................       800                     64,896
Safeco Corp. ........................       620                     20,708
St. Paul Cos., Inc. .................       490                     24,407
                                                               -----------
                                                                   907,332
                                                               -----------
REAL ESTATE (0.2%)
Equity Office Properties Trust ......       600                     17,178
                                                               -----------
  TOTAL FINANCIALS ..................                            2,861,949
                                                               -----------
HEALTH CARE (9.9%)
BIOTECHNOLOGY (0.7%)
Biogen, Inc.* .......................     1,750                     76,073
                                                               -----------
HEALTH CARE DISTRIBUTORS &
  SERVICES (0.3%)
Cardinal Health, Inc. ...............       500                     34,625
                                                               -----------
HEALTH CARE EQUIPMENT (1.0%)
Guidant Corp.* ......................     2,700                    101,520
                                                               -----------
HEALTH CARE FACILITIES (2.0%)
HCA, Inc. ...........................     3,200                    152,928
Tenet Healthcare Corp.* .............       800                     58,696
                                                               -----------
                                                                   211,624
                                                               -----------
MANAGED HEALTH CARE (0.6%)
Wellpoint Health Networks, Inc.*            800                     60,064
                                                               -----------
PHARMACEUTICALS (5.3%)
Abbott Laboratories .................     2,100                    113,295
Bristol-Myers Squibb Co. ............       685                     19,728
GlaxoSmithKline plc .................       760                     18,385
Merck & Co., Inc. ...................       740                     40,212
Pfizer, Inc. ........................     2,750                     99,962
Pharmacia Corp. .....................       500                     20,615
Schering-Plough Corp. ...............     3,400                     92,820
Wyeth ...............................     2,450                    139,650
                                                               -----------
                                                                   544,667
                                                               -----------
  TOTAL HEALTH CARE .................                            1,028,573
                                                               -----------
INDUSTRIALS (7.5%)
AEROSPACE & DEFENSE (1.2%)
Honeywell International, Inc. .......       900                     33,012
Northrop Grumman Corp. ..............       270                     32,578
United Technologies Corp. ...........       800                     56,136
                                                               -----------
                                                                   121,726
                                                               -----------
COMMERCIAL SERVICES & SUPPLIES
  (2.9%)
Cendant Corp.* ......................   14,100                     253,659
First Data Corp. ....................      600                      47,694
                                                               -----------
                                                                   301,353
                                                               -----------
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co. ..............................      360                      45,288
General Electric Co. ................    1,300                      41,015
                                                               -----------
                                                                    86,303
                                                               -----------
MACHINERY (1.3%)
Caterpillar, Inc. ...................      320                      17,478
Danaher Corp. .......................      365                      26,127

------------------------------------------------------------------------------
                                        NUMBER                  VALUE
                                       OF SHARES               (NOTE 1)
------------------------------------------------------------------------------
Deere & Co. .........................    1,340                 $    59,979
Pall Corp. ..........................    1,250                      26,000
                                                               -----------
                                                                   129,584
                                                               -----------
RAILROADS (1.3%)
Burlington Northern Santa Fe
  Corp. .............................      500                      13,745
Canadian National Railway Co. .......      765                      36,605
Norfolk Southern Corp. ..............      900                      19,287
Union Pacific Corp. .................    1,200                      68,160
                                                               -----------
                                                                   137,797
                                                               -----------
  TOTAL INDUSTRIALS .................                              776,763
                                                               -----------
INFORMATION TECHNOLOGY (3.5%)
COMPUTER HARDWARE (0.5%)
International Business Machines
  Corp. .............................      390                      32,667
Sanmina-SCI Corp.* ..................    1,300                      13,520
Sun Microsystems, Inc.* .............      330                       2,699
                                                               -----------
                                                                    48,886
                                                               -----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (2.0%)
Flextronics International Ltd.* .....    1,110                      15,373
Koninklijke Royal Philips
  Electronics N.V. (ADR) ............    4,400                     136,444
Tyco International Ltd. .............    2,900                      53,505
                                                               -----------
                                                                   205,322
                                                               -----------
IT CONSULTING & SERVICES (0.3%)
Electronic Data Systems Corp. .......      500                      27,130
                                                               -----------
NETWORKING EQUIPMENT (0.2%)
Juniper Networks, Inc.* .............    1,600                      16,176
                                                               -----------
SEMICONDUCTORS (0.5%)
Analog Devices, Inc.* ...............      370                      13,675
Micron Technology, Inc.* ............    1,000                      23,700
Texas Instruments, Inc. .............      560                      17,321
                                                               -----------
                                                                    54,696
                                                               -----------
SYSTEM SOFTWARE (0.0%)
VERITAS Software Corp.* .............      200                       5,668
                                                               -----------
  TOTAL INFORMATION TECHNOLOGY.......                              357,878
                                                               -----------
MATERIALS (5.6%)
CHEMICALS (2.8%)
Air Products & Chemicals, Inc. ......      710                      34,115
Akzo Nobel N.V. .....................    1,610                      69,217
Du Pont (E.I.) de Nemours &
  Co. ...............................      800                      35,600
Lyondell Chemical Co. ...............    2,000                      29,560
PPG Industries, Inc. ................      480                      25,109
Praxair, Inc. .......................      590                      33,689
Syngenta AG .........................    1,070                      66,045
                                                               -----------
                                                                   293,335
                                                               -----------
METALS & MINING (0.9%)
Alcan, Inc. (New York
  Exchange) .........................      430                      15,751
Alcoa, Inc. .........................    1,750                      59,553
Phelps Dodge Corp. ..................      490                      17,542
                                                               -----------
                                                                    92,846
                                                               -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                            NUMBER                   VALUE
                                           OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (1.9%)
International Paper Co. ...............      1,220                $    50,545
Weyerhaeuser Co. ......................      2,350                    140,083
                                                                  -----------
                                                                      190,628
                                                                  -----------
  TOTAL MATERIALS .....................                               576,809
                                                                  -----------
TELECOMMUNICATION SERVICES (2.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.0%)
AT&T Corp. ............................      7,310                     95,907
BellSouth Corp. .......................      1,640                     49,774
SBC Communications, Inc. ..............      1,100                     34,166
Verizon Communications, Inc. ..........        790                     31,687
WorldCom, Inc. -- WorldCom
  Group* ..............................        800                      1,983
                                                                  -----------
                                                                      213,517
                                                                  -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.3%)
AT&T Wireless Services, Inc.* .........      2,380                     21,301
Sprint Corp. (PCS Group)* .............        800                      8,968
                                                                  -----------
                                                                       30,269
                                                                  -----------
  TOTAL TELECOMMUNICATION
     SERVICES .........................                               243,786
                                                                  -----------
UTILITIES (5.0%)
ELECTRIC UTILITIES (4.2%)
Ameren Corp. ..........................        400                     16,704
American Electric Power Co. ...........        500                     22,900
Constellation Energy Group,
  Inc. ................................        800                     25,536
Dominion Resources, Inc. ..............        620                     41,180
Duke Energy Corp. .....................      1,000                     38,330
Entergy Corp. .........................      3,300                    153,120
FirstEnergy Corp.* ....................        800                     26,640
FPL Group, Inc. .......................        580                     36,824
National Grid Group plc ...............      1,300                      9,321
NSTAR .................................        760                     34,808
Pinnacle West Capital Corp. ...........        640                     28,045
                                                                  -----------
                                                                      433,408
                                                                  -----------
GAS UTILITIES (0.5%)
AGL Resources, Inc. ...................        580                     13,885
KeySpan Corp. .........................        100                      3,530
NiSource, Inc. ........................        550                     12,155
WGL Holdings, Inc. ....................        760                     20,596
                                                                  -----------
                                                                       50,166
                                                                  -----------
MULTI -- UTILITIES (0.3%)
Dynegy, Inc., Class A .................      1,800                     32,400
                                                                  -----------
  TOTAL UTILITIES .....................                               515,974
                                                                  -----------
TOTAL COMMON STOCKS (93.3%)
  (Cost $9,584,771) ...................                             9,654,645
                                                                  -----------
CONVERTIBLE PREFERRED STOCKS:
CONSUMER DISCRETIONARY (0.2%)
AUTOMOBILES (0.2%)
General Motors Corp. ..................        660                     18,975
                                                                  -----------
FINANCIALS (0.1%)
INSURANCE (0.1%)
Travelers Property Casualty Corp ......        360                      9,058
                                                                  -----------

--------------------------------------------------------------------------------
                                             NUMBER                  VALUE
                                            OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
INDUSTRIALS (0.1%)
AEROSPACE & DEFENSE (0.1%)
Northrop Grumman Corp. ................        120                $    15,480
                                                                  -----------
INFORMATION TECHNOLOGY (0.4%)
TELECOMMUNICATIONS EQUIPMENT
  (0.4%)
Motorola, Inc., .......................        860                     41,280
                                                                  -----------
UTILITIES (0.3%)
ELECTRIC UTILITIES (0.2%)
TXU Corp. .............................        350                     19,845
                                                                  -----------
MULTI -- UTILITIES (0.1%)
Williams Cos., Inc. ...................        450                     10,471
                                                                  -----------
  TOTAL UTILITIES .....................                                30,316
                                                                  -----------
TOTAL CONVERTIBLE PREFERRED
  STOCKS (1.1%)
  (Cost $109,485) .....................                               115,109
                                                                  -----------
                                          PRINCIPAL
                                           AMOUNT
                                          --------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.2%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02 (Amortized Cost
  $640,140)............................   $640,140                    640,140
                                                                  -----------
TOTAL INVESTMENTS (100.6%)
  (Cost/Amortized Cost
  $10,334,396) ........................                            10,409,894
OTHER ASSETS LESS
  LIABILITIES (-0.6%) .................                               (64,822)
                                                                  -----------
NET ASSETS (100%) .....................                           $10,345,072
                                                                  ===========

---------------------
*     Non-income producing.

      Glossary:
      ADR-American Depositary Receipt.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $12,844,443
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      2,974,628

As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $   523,268
Aggregate gross unrealized depreciation .........        (447,770)
                                                      -----------
Net unrealized appreciation .....................     $    75,498
                                                      ===========
Federal income tax cost of investments ..........     $10,334,396
                                                      ===========

For the period from December 31, 2001* to April 30, 2002, the Fund incurred approximately $163 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.

----------
*     Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                                  NUMBER            VALUE
                                                 OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (11.9%)
APPAREL RETAIL (1.4%)
Ann Taylor Stores Corp.* .......................     700          $   30,429
dELiA*s Corp., Class A * .......................   5,000              32,950
Gymboree Corp.* ................................   1,000              18,240
Pacific Sunwear of California,
  Inc.* ........................................   1,000              24,980
Talbots, Inc. ..................................     800              27,520
                                                                  ----------
                                                                     134,119
                                                                  ----------
AUTO COMPONENTS (0.3%)
Advance Auto Parts, Inc.* ......................     400              23,680
                                                                  ----------
AUTOMOBILES (0.4%)
Asbury Automotive Group,
  Inc.* ........................................     700              13,762
Group 1 Automotive, Inc.* ......................     600              26,304
                                                                  ----------
                                                                      40,066
                                                                  ----------
CASINOS & GAMING (0.5%)
Station Casinos, Inc.* .........................   2,700              49,950
                                                                  ----------
CATALOG RETAIL (1.1%)
J. Jill Group, Inc.* ...........................   1,000              31,540
MSC Industrial Direct Co.* .....................   2,200              46,750
Valuevision International, Inc.,
  Class A* .....................................   1,500              28,335
                                                                  ----------
                                                                     106,625
                                                                  ----------
COMPUTER & ELECTRONICS RETAIL (1.7%)
CDW Computer Centers, Inc.* ....................   1,400              76,720
GameStop Corp.* ................................   2,300              43,815
Polycom, Inc.* .................................     800              16,496
Ultimate Electronics, Inc.* ....................   1,100              31,790
                                                                  ----------
                                                                     168,821
                                                                  ----------
GENERAL MERCHANDISE STORES (0.1%)
BJ's Wholesale Club, Inc.* .....................     160               7,141
                                                                  ----------
HOMEBUILDING (0.2%)
Clayton Homes, Inc. ............................   1,300              22,230
                                                                  ----------
HOUSEHOLD DURABLES (0.9%)
Cost Plus, Inc.* ...............................   1,400              41,230
National R.V. Holdings, Inc.* ..................   1,700              21,505
Toll Brothers, Inc.* ...........................     800              23,800
                                                                  ----------
                                                                      86,535
                                                                  ----------
INTERNET RETAIL (0.3%)
Priceline.com, Inc.* ...........................   5,250              26,507
                                                                  ----------
MEDIA (3.9%)
General Motors Corp., Class H*..................   8,720             130,626
Hispanic Broadcasting Corp.* ...................   1,000              26,820
Macrovision Corp.* .............................   3,200              71,136
Mediacom Communications
  Corp.* .......................................   2,300              23,000
Reader's Digest Association, Inc.,
  Class A (Non-Voting) .........................   1,000              23,800
Scholastic Corp.* ..............................   2,040             103,489
                                                                  ----------
                                                                     378,871
                                                                  ----------

--------------------------------------------------------------------------------
                                                   NUMBER            VALUE
                                                  OF SHARES         (NOTE 1)
--------------------------------------------------------------------------------
SPECIALTY STORES (1.1%)
Copart, Inc.* ..................................   1,650          $   25,394
Hollywood Entertainment
  Corp.* .......................................   1,600              33,024
Racing Champions Corp.* ........................     750              16,055
Rent-A-Center, Inc.* ...........................     600              36,180
                                                                  ----------
                                                                     110,653
                                                                  ----------
  TOTAL CONSUMER DISCRETIONARY .................                   1,155,198
                                                                  ----------
CONSUMER STAPLES (2.1%)
DRUG RETAIL (1.2%)
CVS Corp. ......................................   3,610             120,863
                                                                  ----------
FOOD RETAIL (0.9%)
Kroger Co.* ....................................   3,690              84,021
                                                                  ----------
  TOTAL CONSUMER STAPLES .......................                     204,884
                                                                  ----------
ENERGY (5.5%)
INTEGRATED OIL & GAS (0.2%)
NRG Energy, Inc.* ..............................   2,000              25,040
                                                                  ----------
OIL & GAS DRILLING (0.5%)
Patterson-UTI Energy Inc.* .....................   1,000              32,000
Transocean Sedco Forex, Inc. ...................     400              14,200
                                                                  ----------
                                                                      46,200
                                                                  ----------
OIL & GAS EQUIPMENT & SERVICES (0.9%)
Cooper Cameron Corp.* ..........................     800              43,872
W-H Energy Services, Inc.* .....................   1,800              46,350
                                                                  ----------
                                                                      90,222
                                                                  ----------
OIL & GAS EXPLORATION &
  PRODUCTION (3.7%)
EOG Resources, Inc. ............................   1,420              60,421
Houston Exploration Co.* .......................   2,550              79,024
Kerr-McGee Corp. ...............................     600              35,880
Key Energy Services, Inc.* .....................   2,750              33,413
Newfield Exploration Co.* ......................     900              34,065
Newpark Resources, Inc.* .......................   2,000              16,740
Pogo Producing Co. .............................     900              30,816
Spinnaker Exploration Co.* .....................     900              38,565
Superior Energy Services, Inc.* ................   2,500              27,900
                                                                  ----------
                                                                     356,824
                                                                  ----------
OIL & GAS REFINING & MARKETING (0.2%)
Tesoro Petroleum Corp.* ........................   1,400              15,820
                                                                  ----------
  TOTAL ENERGY .................................                     534,106
                                                                  ----------
FINANCIALS (7.2%)
BANKS (1.8%)
Bank Atlantic Bancorp, Inc.* ...................   2,000              25,500
Commerce Bancorp, Inc. .........................     900              44,451
Investors Financial Services
  Corp. ........................................     500              36,820
Pacific Northwest Bancorp ......................     700              19,641
Southwest Bancorporation of
  Texas, Inc.* .................................   1,300              45,539
                                                                  ----------
                                                                     171,951
                                                                  ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS (1.6%)
A.G. Edwards, Inc. ..................     500                  $   20,460
Affiliated Managers Group, Inc.*.....     400                      25,440
BlackRock, Inc.* ....................     500                      23,000
Net.B@nk, Inc.* .....................   2,000                      32,100
New Century Financial Corp. .........     750                      17,932
Roslyn Bancorp, Inc. ................   1,500                      34,530
                                                               ----------
                                                                  153,462
                                                               ----------
INSURANCE (3.8%)
Ace Ltd. ............................     880                      38,298
Erie Indemnity Co., Class A .........     300                      13,074
Gallagher (Arthur J.) & Co. .........   1,180                      42,598
HCC Insurance Holdings, Inc. ........   1,000                      26,000
IPC Holdings Ltd. ...................   1,000                      34,100
Principal Financial Group* ..........     560                      15,568
Radian Group, Inc.* .................     900                      46,710
Renaissance Reinsurance
  Holdings Ltd. .....................     200                      23,440
Travelers Property Casualty
  Corp., Class A* ...................     100                       1,859
W.R. Berkley Corp. ..................     500                      30,250
Willis Group Holdings Ltd.* .........   1,810                      52,942
XL Capital Ltd., Class A ............     510                      48,119
                                                               ----------
                                                                  372,958
                                                               ----------
  TOTAL FINANCIALS ..................                             698,371
                                                               ----------
HEALTH CARE (16.0%)
BIOTECHNOLOGY (4.9%)
Affymetrix, Inc.* ...................     900                      22,833
Charles River Laboratories
  International, Inc.* ..............   1,000                      29,950
Exelixis, Inc.* .....................     800                       7,920
Genzyme Corp. -- General
  Division* .........................   3,540                     144,928
Integra LifeSciences Holdings
  Corp.* ............................   1,900                      37,050
Martek Biosciences Corp.* ...........   3,050                      88,206
OraSure Technologies, Inc.* .........   2,100                      15,372
Regeneration Technologies, Inc.*.....   5,000                      33,750
The Medicines Co.* ..................   2,800                      27,440
Transkaryotic Therapies, Inc.* ......     700                      27,902
Trimeris, Inc.* .....................     300                      14,385
United Therapeutics Corp.* ..........   1,900                      22,781
                                                               ----------
                                                                  472,517
                                                               ----------
HEALTH CARE DISTRIBUTORS &
  SERVICES (0.9%)
AdvancePCS* .........................   1,200                      40,572
AmerisourceBergen Corp. .............     500                      38,750
Lincare Holdings, Inc.* .............     400                      12,592
                                                               ----------
                                                                   91,914
                                                               ----------
HEALTH CARE EQUIPMENT (2.0%)
Conceptus, Inc.* ....................   1,250                      22,612
Cytyc Corp.* ........................   9,500                     149,245
Thoratec Corp.* .....................   3,000                      24,630
                                                               ----------
                                                                  196,487
                                                               ----------

--------------------------------------------------------------------------------
                                        NUMBER                     VALUE
                                       OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT &
  SERVICES (4.0%)
American Medical Systems
  Holdings, Inc.* ...................   1,700                  $   39,066
Applied Biosystems Group -
  Applera Corp. .....................   1,370                      23,455
Aradigm Corp.* ......................   5,000                      19,000
Britesmile, Inc.* ...................   7,500                      39,000
Cepheid, Inc.* ......................   2,000                       7,100
DaVita, Inc.* .......................     560                      14,515
Eclipsys Corp.* .....................   2,000                      32,022
Healthsouth Corp.* ..................   5,040                      76,104
Impath, Inc.* .......................   1,000                      23,670
LifePoint Hospitals, Inc.* ..........     200                       8,400
Omnicare, Inc. ......................   1,000                      26,740
Therasense, Inc.* ...................     900                      22,500
Visx, Inc.* .........................   2,000                      32,740
Wilson Greatbatch Technologies,
  Inc.* .............................   1,000                      26,250
                                                               ----------
                                                                  390,562
                                                               ----------
HEALTH CARE FACILITIES (0.2%)
Community Health Systems,
  Inc.* .............................     600                      17,412
                                                               ----------
HEALTH CARE SUPPLIES (0.0%)
Alcon, Inc.* ........................     100                       3,465
                                                               ----------
PHARMACEUTICALS (4.0%)
Abgenix, Inc.* ......................     800                      11,288
Axcan Pharma, Inc.* .................   1,300                      17,264
Bentley Pharmaceuticals, Inc.* ......   2,150                      24,617
Connetics Corp.* ....................   2,500                      29,975
CV Therapeutics, Inc.* ..............     600                      17,364
Endo Pharmaceuticals Holdings,
  Inc.* .............................   2,000                      23,140
Esperion Therapeutics, Inc.* ........   3,000                      15,057
ICN Pharmaceuticals, Inc. ...........   1,100                      30,426
Indevus Pharmaceuticals, Inc.* ......   5,000                      34,150
Neopharm, Inc.* .....................   2,500                      37,475
Novavax, Inc.* ......................   4,300                      21,500
Priority Healthcare Corp.,
  Class B* ..........................   1,700                      50,558
Shire Pharmaceuticals Group plc
  (ADR)* ............................     300                       6,660
SICOR, Inc.* ........................   3,300                      58,476
Taro Pharmaceuticals
  Industries* .......................     500                      10,973
                                                               ----------
                                                                  388,923
                                                               ----------
  TOTAL HEALTH CARE .................                           1,561,280
                                                               ----------
INDUSTRIALS (14.8%)
AEROSPACE & DEFENSE (2.3%)
Aeroflex, Inc.* .....................   2,900                      40,542
Alliant Techsystems, Inc.* ..........     775                      83,467
Goodrich Corp. ......................     800                      25,536
Herley Industries, Inc.* ............   2,000                      42,560
United Defense Industries, Inc.*.....   1,000                      27,200
                                                               ----------
                                                                  219,305
                                                               ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                                   NUMBER            VALUE
                                                  OF SHARES        (NOTE 1)
--------------------------------------------------------------------------------
AIRLINES (0.3%)
Atlantic Coast Airlines Holdings,
  Inc.* .........................................   1,000         $   21,850
JetBlue Airways Corp.* ..........................     100              5,030
                                                                  ----------
                                                                      26,880
                                                                  ----------
BUILDING PRODUCTS (0.2%)
Simpson Manufacturing Co., Inc.*                      350             22,995
                                                                  ----------
COMMERCIAL SERVICES & SUPPLIES (9.1%)
AMN Healthcare Services, Inc.*...................   2,000             61,620
C.H. Robinson Worldwide, Inc.*...................   1,000             31,470
Career Education Corp.* .........................     800             35,960
CheckFree Corp.* ................................   2,700             54,972
Concord EFS, Inc.* ..............................     350             11,068
CSG System International, Inc.*..................   2,600             68,172
DiamondCluster International,
  Inc., Class A* ................................   2,500             31,500
DST Systems, Inc.* ..............................     780             38,548
Edison Schools, Inc.* ...........................   2,600             13,338
IMS Health, Inc. ................................   5,090            104,905
Iron Mountain, Inc.* ............................   1,500             46,200
Kroll, Inc.* ....................................   2,000             37,080
Landstar System, Inc.* ..........................     300             29,370
Medical Staffing Network
  Holdings, Inc.* ...............................     700             16,968
PLATO Learning, Inc.* ...........................   1,600             21,472
Right Management Consultants*....................     800             21,360
Ryder System, Inc. ..............................   1,250             35,450
S 1 Corp.* ......................................   7,250             65,032
Spherion Corp.* .................................   2,500             31,800
Stericycle, Inc.* ...............................     700             47,271
Tuesday Morning Corp.* ..........................     900             23,985
Unifirst Corp. ..................................   1,200             32,592
Werner Enterprises, Inc. ........................   1,500             26,625
                                                                  ----------
                                                                     886,758
                                                                  ----------
CONSTRUCTION & ENGINEERING (0.2%)
URS Corp.* ......................................     750             23,100
                                                                  ----------
ELECTRICAL EQUIPMENT (0.9%)
Exar Corp.* .....................................   1,900             37,886
Intercept Group, Inc.* ..........................   1,000             30,380
Power-One, Inc.* ................................   2,200             18,392
                                                                  ----------
                                                                      86,658
                                                                  ----------
MACHINERY (0.8%)
Idex Corp. ......................................   1,000             35,960
Manitowoc Co., Inc. .............................     200              8,740
SPX Corp.* ......................................     250             33,663
                                                                  ----------
                                                                      78,363
                                                                  ----------
MARINE (0.2%)
Expeditors International of
  Washington, Inc. ..............................     400             23,148
                                                                  ----------
MARINE PORTS & SERVICES (0.3%)
Horizon Offshore, Inc.* .........................   2,500             24,750
                                                                  ----------
TRUCKING (0.5%)
Hunt (JB) Transport Services, Inc.*.                1,250             32,738
Roadway Corp. ...................................     400             12,200
                                                                  ----------
                                                                      44,938
                                                                  ----------
  TOTAL INDUSTRIALS .............................                  1,436,895
                                                                  ----------

--------------------------------------------------------------------------------
                                                   NUMBER          VALUE
                                                  OF SHARES       (NOTE 1)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (27.6%)
APPLICATION SOFTWARE (5.3%)
Actuate Corp.* ..................................   2,900       $   16,385
BEA Systems, Inc.* ..............................   1,200           12,864
Business Objects S.A. (ADR)* ....................   1,300           43,771
Citrix Systems, Inc.* ...........................   8,000           92,800
Electronic Arts, Inc.* ..........................     700           41,335
Hyperion Solutions Corp.* .......................   1,500           35,100
Informatica Corp.* ..............................   7,100           56,303
Macromedia, Inc.* ...............................     750           16,793
McData Corp. Class A* ...........................   1,630           11,068
McData Corp. Class B* ...........................     100              695
Mercury Interactive Corp.* ......................     900           33,543
NetIQ Corp.* ....................................   1,000           22,430
PeopleSoft, Inc.* ...............................     900           20,853
Rational Software Corp.* ........................   2,720           39,630
RSA Security, Inc.* .............................   1,260            7,686
Siebel Systems, Inc.* ...........................     200            4,838
SmartForce plc, Ltd. (ADR)* .....................   2,800           18,057
THQ, Inc.* ......................................   1,300           45,578
                                                                ----------
                                                                   519,729
                                                                ----------
COMPUTER HARDWARE (0.6%)
DDI Corp.* ......................................   3,100           18,662
Intergraph Corp.* ...............................   2,250           38,250
                                                                ----------
                                                                    56,912
                                                                ----------
COMPUTER STORAGE &
  PERIPHERALS (0.2%)
M-Systems Flash Disk Pioneers*...................   2,000           17,380
                                                                ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (4.0%)
Conductus, Inc.* ................................   9,300           17,484
Cubic Corp. .....................................     500           36,000
Electro Scientific Industries, Inc.*                1,250           37,575
Emulex Corp.* ...................................   2,110           61,169
HEI, Inc.* ......................................   5,100           41,310
Integrated Circuit Systems,
  Inc.* .........................................   2,000           39,800
Scansource, Inc.* ...............................     600           40,236
Scientific Games Corp., Class A..................   3,500           34,895
Semtech Corp.* ..................................   1,000           31,980
Tektronix, Inc.* ................................   2,200           48,400
                                                                ----------
                                                                   388,849
                                                                ----------
INTERNET SOFTWARE & SERVICES (6.7%)
Alloy Online, Inc.* .............................   3,500           44,275
Chordiant Software, Inc.* .......................   7,200           32,328
Click2Learn.com, Inc.* ..........................  10,300           32,085
CNET Networks, Inc.* ............................   8,000           32,800
Entrust Technologies, Inc.* .....................   5,500           23,045
ePresence, Inc.* ................................   1,890            7,740
Freemarkets, Inc.* ..............................   1,000           17,760
Getty Images, Inc.* .............................   1,000           34,810
Global Payments, Inc. ...........................     690           26,510
imanage, Inc.* ..................................  10,200           61,710
Internap Network Services
  Corp.* ........................................   9,330            5,411
Internet Security Systems* ......................   2,330           45,668

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                         NUMBER                   VALUE
                                        OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Netegrity, Inc.* .....................    5,000                 $   38,250
Nordic American Tanker
  Shipping ...........................    1,300                     18,785
Raindance Communications, Inc.........   12,500                     37,437
Secure Computing Corp.* ..............    3,500                     43,995
TeleTech Holdings, Inc.* .............    3,300                     40,425
VeriSign, Inc.* ......................    8,060                     74,555
West Corp.* ..........................    1,200                     33,600
                                                                ----------
                                                                   651,189
                                                                ----------
IT CONSULTING & SERVICES (1.1%)
Support.com, Inc.* ...................   25,000                     84,500
Tripos, Inc.* ........................      950                     22,829
                                                                ----------
                                                                   107,329
                                                                ----------
NETWORKING EQUIPMENT (0.8%)
Brocade Communications
  System* ............................      500                     12,795
Cable Design Technologies
  Corp.* .............................    2,670                     33,562
Computer Network Technology
  Corp.* .............................      660                      6,296
Oni Systems Corp.* ...................    4,520                     23,640
                                                                ----------
                                                                    76,293
                                                                ----------
OFFICE ELECTRONICS (0.3%)
Global Imaging Systems, Inc.* ........    1,700                     32,434
                                                                ----------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (2.9%)
AMTI, Inc.* ..........................    1,100                     33,550
Anadigics, Inc.* .....................    1,800                     18,252
Brooks Automation, Inc.* .............      700                     24,955
Elantec Semiconductor, Inc.* .........      900                     37,206
GlobespanVirata, Inc.* ...............    4,200                     24,780
Lam Research Corp.* ..................    1,300                     33,358
LTX Corp.* ...........................      700                     14,847
Mykrolis Corp.* ......................    1,500                     22,110
PLX Technology, Inc.* ................    2,500                     18,600
Therma-Wave, Inc.* ...................    1,500                     21,210
Varian Semiconductor
  Equipment Associates, Inc.* ........      700                     32,704
                                                                ----------
                                                                   281,572
                                                                ----------
SEMICONDUCTORS (2.0%)
Conexant Systems, Inc.* ..............    2,700                     27,540
Cypress Semiconductor Corp.* .........    1,900                     42,313
Fairchild Semiconductor
  International, Inc., Class A* ......      800                     21,552
Intersil Corp.* ......................      580                     15,573
IXYS Corp.* ..........................    1,100                      9,284
Micrel, Inc.* ........................    1,200                     26,340
Microchip Technology, Inc.* ..........    1,100                     48,950
                                                                ----------
                                                                   191,552
                                                                ----------
SYSTEM SOFTWARE (2.8%)
Activision, Inc.* ....................    1,000                     31,480
Amphenol Corp., Class A* .............      900                     39,465
Diebold, Inc. ........................    1,000                     37,820
Lawson Software, Inc.* ...............    3,350                     28,508
Matrixone, Inc.* .....................    2,100                     14,490

--------------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                         OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
VERITAS Software Corp.* ..............    3,690                 $  104,575
Viewpoint Corp.* .....................    3,100                     18,600
                                                                ----------
                                                                   274,938
                                                                ----------
TELECOMMUNICATIONS EQUIPMENT (0.9%)
Advanced Fibre
  Communications, Inc.* ..............      720                     12,773
CIENA Corp.* .........................      980                      7,340
Comverse Technology, Inc.* ...........      420                      5,053
Crown Castle International Corp.*.....    6,340                     46,282
SBA Communications Corp.* ............      410                      1,184
Tekelec* .............................    1,280                     13,542
                                                                ----------
                                                                    86,174
                                                                ----------
  TOTAL INFORMATION TECHNOLOGY .......                           2,684,351
                                                                ----------
MATERIALS (2.5%)
CHEMICALS (1.2%)
Crompton Corp. .......................    2,000                     24,100
Georgia Gulf Corp. ...................    1,200                     26,436
OM Group, Inc. .......................      500                     33,375
Omnova Solutions, Inc. ...............    4,000                     36,800
                                                                ----------
                                                                   120,711
                                                                ----------
CONTAINERS & PACKAGING (0.5%)
Pactiv Corp.* ........................    2,100                     43,407
                                                                ----------
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Corp. ..................      700                     23,709
Bowater, Inc. ........................      600                     28,608
Louisiana-Pacific Corp. ..............    2,500                     29,250
                                                                ----------
                                                                    81,567
                                                                ----------
  TOTAL MATERIALS ....................                             245,685
                                                                ----------
TELECOMMUNICATION SERVICES (3.3%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (2.4%)
Amdocs Ltd.* .........................    2,270                     49,327
EchoStar Communications Corp.,
  Class A* ...........................    3,320                     90,304
L-3 Communications Holdings,
  Inc.* ..............................      300                     38,334
Latitude Communications* .............    3,600                      8,100
Plantronics, Inc.* ...................      800                     16,848
RMH Teleservices, Inc.* ..............    2,000                     25,520
                                                                ----------
                                                                   228,433
                                                                ----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.9%)
AirGate PCS, Inc.* ...................    2,000                     28,600
American Tower Corp.,
  Class A* ...........................    5,940                     29,641
Nextel Partners, Inc., Class A* ......    6,500                     33,085
                                                                ----------
                                                                    91,326
                                                                ----------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                             319,759
                                                                ----------
UTILITIES (0.3%)
ELECTRIC UTILITIES (0.3%)
Calpine Corp.* .......................    3,000                     33,000
                                                                ----------
TOTAL COMMON STOCKS (91.2%)
  (Cost $9,557,528) ..................                           8,873,529
                                                                ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------
                                          PRINCIPAL        VALUE
                                            AMOUNT        (NOTE 1)
--------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (7.8%)
JPMorgan Chase Nassau,
  1.32%, 05/01/02
  (Amortized Cost: $759,837) .........   $759,837       $  759,837
                                                        ----------
TOTAL INVESTMENTS (99.0%)
  (Cost/ Amortized Cost
  $10,317,365)........................                   9,633,366
OTHER ASSETS
  LESS LIABILITIES (1.0%) ............                     101,812
                                                        ----------
NET ASSETS (100%) ....................                  $9,735,178
                                                        ==========

----------
*     Non-income producing.

     Glossary:
     ADR--American Depositary Receipt


--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $14,259,720
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      4,369,633

As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........    $    524,415
Aggregate gross unrealized depreciation .........      (1,208,414)
                                                     ------------
Net unrealized depreciation .....................    $   (683,999)
                                                     ============
Federal income tax cost of investments ..........    $ 10,317,365
                                                     ============

----------
*     Commencement of Operations


                      See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                         NUMBER                   VALUE
                                        OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (16.7%)
APPAREL RETAIL (1.7%)
American Eagle Outfitters, Inc.*.....   2,500                  $    63,575
Burlington Coat Factory
  Warehouse Corp. ...................     400                        8,984
Garan, Inc. .........................     200                       12,900
Hampshire Group Ltd.* ...............     200                        3,552
Talbots, Inc. .......................   1,900                       65,360
The GAP, Inc. .......................   3,840                       54,183
                                                               -----------
                                                                   208,554
                                                               -----------
AUTO COMPONENTS (1.6%)
AutoZone, Inc.* .....................     700                       53,200
Bandag, Inc. ........................     100                        3,858
Dana Corp. ..........................   2,270                       45,990
R&B, Inc.* ..........................     100                          810
Visteon Corp. .......................   6,370                       98,353
                                                               -----------
                                                                   202,211
                                                               -----------
AUTOMOBILES (0.0%)
America's Car-Mart, Inc.* ...........     300                        4,020
                                                               -----------
CASINOS & GAMING (0.3%)
Hollywood Casino Corp.,
  Class A* ..........................     600                        9,162
Park Place Entertainment
  Corp.* ............................   1,040                       12,792
Sun Internationals Hotels Ltd.* .....     400                       11,332
                                                               -----------
                                                                    33,286
                                                               -----------
COMPUTER & ELECTRONICS RETAIL
  (0.6%)
RadioShack Corp. ....................   2,550                       79,560
                                                               -----------
DEPARTMENT STORES (0.8%)
Penny (J.C.), Inc. ..................   4,450                       96,743
                                                               -----------
DISTRIBUTORS (0.3%)
Advanced Marketing Services .........     300                        7,275
Allou Health & Beauty Care,
  Inc., Class A* ....................     300                        2,127
Hughes Supply, Inc. .................     700                       29,204
Huttig Building Products, Inc.* .....     500                        2,875
                                                               -----------
                                                                    41,481
                                                               -----------
HOME IMPROVEMENT
  RETAIL (0.3%)
Sherwin-Williams Co. ................   1,000                       30,730
                                                               -----------
HOTELS (0.0%)
Westcoast Hospitality Corp.* ........     200                        1,500
                                                               -----------
HOUSEHOLD DURABLES (1.7%)
American Woodmark Corp. .............     200                       13,500
Centex Corp. ........................     600                       33,780
KB Home .............................     900                       44,865
Maytag Corp. ........................     200                        9,230
MDC Holdings, Inc. ..................     100                        5,050
MITY Enterprises, Inc. ..............     200                        2,400
Pulte Homes, Inc. ...................   1,500                       79,800
Toll Brothers, Inc.* ................     800                       23,800
                                                               -----------
                                                                   212,425
                                                               -----------
LEISURE PRODUCTS (0.6%)
Brunswick Corp. .....................     200                        5,638
Enesco Group, Inc. ..................     700                        4,865

--------------------------------------------------------------------------------
                                         NUMBER                   VALUE
                                       OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Marine Products Corp ................     500                  $     4,600
Ohio Art Co. ........................     200                        4,700
Polaris Industries, Inc. ............     400                       30,120
Snap-On, Inc. .......................     700                       22,176
                                                               -----------
                                                                    72,099
                                                               -----------
MEDIA (5.2%)
A.H. Belo Corp., Class A ............   3,500                       81,760
Adelphia Communications Corp.,
  Class A* ..........................   6,390                       38,468
Charter Communications, Inc.,
  Class A* ..........................   9,400                       76,986
Gemstar-TV Guide International,
  Inc.* .............................   3,900                       34,944
Interpublic Group Cos., Inc. ........   2,300                       71,024
Media General, Inc., Class A ........     400                       27,448
Meredith Corp. ......................   1,350                       57,807
Metro-Goldwyn-Mayer, Inc.* ..........   5,950                       96,092
Reader's Digest Association, Inc.,
  Class A (Non-Voting) ..............   5,560                      132,328
Scholastic Corp.* ...................     700                       35,511
                                                               -----------
                                                                   652,368
                                                               -----------
MOVIES & ENTERTAINMENT (0.0%)
Blockbuster, Inc. ...................     200                        5,720
                                                               -----------
RESTAURANTS (1.1%)
Bob Evans Farms, Inc. ...............     800                       24,320
CBRL Group, Inc. ....................   1,500                       45,525
Darden Restaurants, Inc. ............     400                       15,960
Landry's Restaurants, Inc. ..........     400                       11,080
Wendy's International, Inc. .........     900                       33,660
                                                               -----------
                                                                   130,545
                                                               -----------
SPECIALTY STORES (1.9%)
Barnes & Noble, Inc.* ...............   1,500                       45,330
Coach, Inc. .........................     300                       16,800
Foot Locker, Inc.* ..................   1,900                       29,925
Friedman's, Inc., Class A ...........     500                        6,640
Galyans Trading Co., Inc.* ..........     500                        9,000
Gart Sports Co. .....................     200                        6,748
Michaels Stores, Inc.* ..............     100                        4,045
Toys-R-Us, Inc.* ....................   2,890                       49,910
Williams-Sonoma, Inc.* ..............     500                       28,805
Zale Corp.* .........................     900                       35,748
                                                               -----------
                                                                   232,951
                                                               -----------
TEXTILES & APPAREL (0.6%)
Mohawk Industries, Inc.* ............   1,000                       64,330
Wellman, Inc. .......................     600                        9,960
                                                               -----------
                                                                    74,290
                                                               -----------
  TOTAL CONSUMER DISCRETIONARY.......                            2,078,483
                                                               -----------
CONSUMER STAPLES (5.0%)
BEVERAGES (0.2%)
Adolph Coors Co., Class B ...........     200                       13,370
Robert Mondavi Corp., Class A*.......     200                        7,844
Todhunter International, Inc.* ......     200                        2,200
                                                               -----------
                                                                    23,414
                                                               -----------
DRUG RETAIL (0.2%)
Rite Aid Corp.* .....................   9,190                       29,132
                                                               -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                       NUMBER                     VALUE
                                      OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
FOOD DISTRIBUTORS (1.1%)
Fleming Cos., Inc. ..................   2,940                  $    64,798
Fresh Del Monte Produce .............     900                       21,195
SUPERVALU, Inc. .....................   1,600                       48,000
                                                               -----------
                                                                   133,993
                                                               -----------
FOOD PRODUCTS (1.8%)
Dole Food Co. .......................   1,000                       33,270
Flowers Foods, Inc.* ................     900                       23,481
Hain Celestial Group, Inc.* .........   5,200                       95,316
John B. Sanfilippo & Son, Inc. ......     300                        1,908
Ralcorp Holdings, Inc. (New)* .......     800                       22,400
Seaboard Corp. ......................     130                       35,880
Standex International Corp. .........     400                       10,368
                                                               -----------
                                                                   222,623
                                                               -----------
FOOD RETAIL (0.3%)
Ruddick Corp. .......................   1,100                       18,788
Village Super Market, Class A* ......     200                        6,592
Weis Markets, Inc. ..................     500                       15,450
                                                               -----------
                                                                    40,830
                                                               -----------
HOUSEHOLD PRODUCTS (0.5%)
Energizer Holdings, Inc.* ...........   2,400                       57,360
Royal Appliance Manufacturing
  Co.* ..............................     400                        2,512
                                                               -----------
                                                                    59,872
                                                               -----------
PERSONAL PRODUCTS (0.9%)
CSS Industries, Inc.* ...............     300                       10,350
Estee Lauder Cos., Inc., Class A.....   2,250                       81,338
Russ Berrie & Co., Inc. .............     300                       10,950
Sola International, Inc.* ...........     400                        5,740
                                                               -----------
                                                                   108,378
                                                               -----------
  TOTAL CONSUMER STAPLES ............                              618,242
                                                               -----------
ENERGY (8.4%)
INTEGRATED OIL & GAS (0.2%)
Wisconsin Energy Corp. ..............   1,300                       33,800
                                                               -----------
OIL & GAS DRILLING (3.1%)
Ensco International, Inc. ...........   2,600                       87,776
GlobalSantaFe Corp. (Berlin
  Exchange) .........................   1,340                       47,021
Oneok, Inc. .........................   1,500                       32,790
Patterson-UTI Energy Inc.* ..........   2,400                       76,800
Pride International, Inc.* ..........   5,050                       93,879
Transocean Sedco Forex, Inc. ........   1,330                       47,215
                                                               -----------
                                                                   385,481
                                                               -----------
OIL & GAS EQUIPMENT & SERVICES
  (3.1%)
Cooper Cameron Corp.* ...............   2,570                      140,939
F M C Technologies, Inc.* ...........   1,200                       27,300
Halliburton Co. .....................   2,100                       35,679
Lufkin Industries, Inc. .............     300                        8,721
Nicor, Inc. .........................   1,000                       46,780
Oceaneering International, Inc.*.....     700                       18,550
Petroleum Geo-Services ASA
  (ADR)* ............................   7,150                       45,045
Seacor Smit, Inc.* ..................     200                        9,620
Tidewater, Inc. .....................   1,000                       43,500
Varco International, Inc.* ..........     500                       10,245
                                                               -----------
                                                                   386,379
                                                               -----------


--------------------------------------------------------------------------------
                                        NUMBER                    VALUE
                                       OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
OIL & GAS EXPLORATION &
  PRODUCTION (1.5%)
Barnwell Industries, Inc. ...........     200                  $     4,060
Castle Energy Corp. .................     400                        2,260
Devon Energy Corp. ..................   2,000                       98,620
Grant Prideco, Inc.* ................   3,830                       61,280
Howell Corp. ........................     330                        4,059
Markwest Hydrocarbon, Inc.* .........     300                        2,355
Maynard Oil Co.* ....................     200                        3,380
Noble Affiliates, Inc. ..............     260                       10,153
                                                               -----------
                                                                   186,167
                                                               -----------
OIL & GAS REFINING &
  MARKETING (0.5%)
Sunoco, Inc. ........................     750                       25,785
Valero Energy Corp. .................     840                       36,254
                                                               -----------
                                                                    62,039
                                                               -----------
  TOTAL ENERGY ......................                            1,053,866
                                                               -----------
FINANCIALS (16.0%)
BANKS (5.7%)
1st Source Corp. ....................     400                        9,460
Acadiana Bancshares, Inc. ...........     200                        5,362
Astoria Financial Corp. .............     300                        9,627
Bancorpsouth, Inc. ..................     900                       19,710
Banknorth Group, Inc. ...............   2,750                       72,573
Bankunited Financial Corp.* .........     800                       12,792
Bay State Bancorp, Inc. .............     200                        9,412
California First National
  Bancorp ...........................     700                        7,980
Cascade Financial Corp.* ............     300                        2,985
CCBT Financial Companies, Inc........     200                        5,098
CFS Bancorp, Inc. ...................     200                        3,004
Colonial Bancgroup, Inc. ............   1,600                       25,600
Commerce Bancshares, Inc. ...........     800                       35,496
Commonwealth Bancorp, Inc. ..........     300                        8,250
Community Bank System, Inc. .........     300                       10,125
Compass BancShares, Inc. ............     200                        7,154
Cowlitz Bancorp .....................     300                        1,998
CPB, Inc. ...........................     300                       11,520
Desert Community Bank ...............     100                        2,700
FFW Corp. ...........................     200                        3,100
First Citizens BankShares, Inc.,
  Class A ...........................     200                       21,840
First Federal Bancorp, Inc./
  Ohio ..............................     200                        1,330
First Virgina Banks, Inc. ...........     400                       22,892
FirstFed Financial Corp.* ...........     500                       14,300
FirstMerit Corp. ....................     700                       19,880
FSF Financial Corp. .................     200                        4,600
Grand Central Financial Corp. .......     200                        2,102
Hancock Holding Co. .................     300                       16,944
Hibernia Corp., Class A .............   1,600                       31,920
Independence Community Bank
  Corp. .............................   1,500                       48,885
Intervest Bancshares Corp. ..........     200                        2,104
Jacksonville Bancorp, Inc. ..........     200                        5,120
Mellon Financial Corp. ..............     800                       30,208
New York Community Bancorp,
  Inc. ..............................     700                       20,762
Park Bancorp, Inc. ..................     200                        4,250
Peoples Banctrust Co., Inc. .........     200                        2,650

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                          NUMBER                     VALUE
                                         OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
Progress Financial Corp. ...............     400                  $     3,620
Provident Financial Holdings * .........     100                        3,100
R & G Financial Corp., Class B..........     300                        6,003
Seacoast Financial Services Corp.            600                       12,840
Silicon Valley Bancshares* .............   2,500                       79,875
Southside Bancshares, Inc. .............     500                        7,440
Superior Financial Corp. ...............     200                        3,920
Trust Co. of New Jersey ................     300                        7,635
Union Bankshares Ltd.* .................     200                        2,560
Valley National Bancorp ................   1,350                       48,033
Washington Federal, Inc. ...............     660                       17,239
Wells Financial Corp. ..................     200                        4,250
                                                                  -----------
                                                                      710,248
                                                                  -----------
DIVERSIFIED FINANCIALS (1.9%)
Countrywide Credit Industries,
  Inc. .................................   2,300                      107,433
Dominion RES Black Warrior .............     300                        6,825
E*TRADE Group, Inc.* ...................   6,130                       46,220
Hudson River Bancorp ...................     100                        2,437
Knight Trading Group, Inc.* ............   4,540                       25,470
Maxcor Financial Group * ...............     300                        2,091
Municipal Mortgage & Equity ............     700                       17,087
Student Loan Corp. .....................     200                       19,470
Team Financial, Inc. ...................     200                        1,960
UMB Financial Corp. ....................     200                        9,564
                                                                  -----------
                                                                      238,557
                                                                  -----------
INSURANCE (3.6%)
American National Insurance ............     300                       29,820
Aon Corp. ..............................   1,990                       71,102
Brown & Brown, Inc. ....................     800                       26,560
Conseco, Inc.* .........................   4,700                       17,531
Crawford & Co., Class B ................     500                        7,050
FBL Financial Group, Inc.,
  Class A ..............................     400                        8,040
Fidelity National Financial, Inc. ......   1,300                       40,105
Financial Industries Corp. .............     300                        4,170
First American Corp. ...................     700                       15,470
Independence Holding Co. ...............     300                        6,045
Kansas City Life Insurance Co. .........     300                       12,105
Ohio Casualty Corp. ....................   1,600                       30,912
Old Republic International
  Corp. ................................   1,600                       53,168
Phoenix Companies, Inc.* ...............   6,000                      111,660
PMA Capital Corp., Class A .............     500                       11,985
PXRE Group Ltd. ........................     300                        7,779
                                                                  -----------
                                                                      453,502
                                                                  -----------
INVESTMENT COMPANIES (1.2%)
Allied Capital Corp. ...................   1,100                       28,710
American Capital Strategies Ltd.........     700                       22,449
Legg Mason, Inc. .......................     950                       47,728
Stilwell Financial, Inc. ...............   2,630                       56,177
                                                                  -----------
                                                                      155,064
                                                                  -----------
REAL ESTATE (3.6%)
American Community Properties
  Trust* ...............................     300                        2,100
AMLI Residential Properties
  Trust ................................     400                       10,160



--------------------------------------------------------------------------------
                                           NUMBER                     VALUE
                                          OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
Anworth Mortgage Asset Corp. ...........     300                  $     3,540
CBL & Associates Properties,
  Inc. .................................     400                       14,640
Center Trust, Inc. .....................     700                        4,060
Corporate Office Properties ............     300                        4,047
DeWolfe Cos. (The), Inc. ...............     300                        4,290
Duke Realty Corp. ......................   1,700                       44,710
FBR Asset Invetsment Corp. .............     300                        9,873
First Industrial Realty Trust, Inc......     800                       26,936
Getty Realty Corp. .....................     500                        9,425
Glenborough Realty Trust, Inc. .........     800                       17,960
Hanover Capital Mortgage
  Holdings, Inc. .......................     300                        2,625
Highwoods Properties, Inc. .............   1,900                       53,428
Home Properties of New York,
  Inc. .................................     600                       21,612
HRPT Properties Trust ..................     400                        3,472
Innkeepers USA Trust ...................     600                        6,882
Insignia Financial Group, Inc.,
  Class A* .............................     600                        6,558
iStar Financial, Inc. ..................   1,700                       52,870
Keystone Property Trust ................     300                        4,527
Koger Equity, Inc. .....................     800                       14,656
Lexington Corp. Properties Trust........     600                        9,510
Macerich Co. (The) .....................     600                       17,610
Mack-Cali Realty Corp. .................     500                       16,400
Middleton Doll Co. .....................     200                        1,360
Novastar Financial, Inc. ...............     200                        5,114
One Liberty Properties, Inc. ...........     200                        3,290
Prentiss Properties Trust ..............   1,000                       30,750
Public Storage, Inc. ...................     400                       15,188
Ramco-Gershenson Properties
  Trust ................................     300                        5,505
Senior Housing Properties Trust.........     700                       10,073
United Capital Corp.* ..................     200                        5,160
Winston Hotels, Inc. ...................     500                        4,770
                                                                  -----------
                                                                      443,101
                                                                  -----------
  TOTAL FINANCIALS .....................                            2,000,472
                                                                  -----------
HEALTH CARE (8.4%)
BIOTECHNOLOGY (0.7%)
Invitrogen Corp.* ......................   2,700                       93,636
                                                                  -----------
HEALTH CARE EQUIPMENT &
  SERVICES (4.4%)
Amedisys, Inc.* ........................     200                        1,610
American Medical Systems
  Holdings, Inc.* ......................     300                        6,894
Angelica Corp. .........................     300                        4,560
Atrion Corp.* ..........................     200                        5,563
Boston Scientific Corp.* ...............   2,850                       71,022
Conmed Corp.* ..........................     100                        2,700
Gentiva Health Services* ...............     700                       18,970
Health Net, Inc.* ......................   2,400                       71,160
Healthsouth Corp.* .....................   5,030                       75,953
Hillenbrand Industries, Inc. ...........     400                       25,840
Horizon Health Corp.* ..................     300                        5,865
Mine Saftey Appliances Co. .............     400                       17,920
PSS World Medical, Inc.* ...............   6,100                       60,390
Quintiles Transnational Corp.* .........   5,790                       82,218
Rehabilicare, Inc.* ....................     100                          535

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                           NUMBER                   VALUE
                                          OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Span-America Medical Systems,
  Inc. ..............................       200                $     1,600
Vital Signs, Inc. ...................       200                      7,700
WebMD Corp.* ........................     9,470                     65,343
Wright Medical Group, Inc.* .........       900                     17,217
                                                               -----------
                                                                   543,060
                                                               -----------
MANAGED HEALTH CARE (0.2%)
Anthem, Inc.* .......................       300                     20,460
                                                               -----------
PHARMACEUTICALS (3.1%)
Bausch & Lomb, Inc. .................     4,320                    155,391
Elan Corp. plc (ADR)* ...............     3,730                     44,312
IVAX Corp.* .........................     2,830                     33,394
Perrigo Co.* ........................       500                      6,240
Shire Pharmaceuticals Group plc
  (ADR)* ............................     4,100                     91,020
Watson Pharmaceuticals, Inc.* .......     2,480                     61,008
                                                               -----------
                                                                   391,365
                                                               -----------
  TOTAL HEALTH CARE .................                            1,048,521
                                                               -----------
INDUSTRIALS (10.6%)
AEROSPACE & DEFENSE (0.7%)
Teledyne Technologies, Inc.* ........     4,850                     82,450
                                                               -----------
AIRLINES (0.9%)
AMR Corp.* ..........................     3,300                     70,851
Continental Airlines, Inc.,
  Class B* ..........................       900                     23,400
Delta Air Lines, Inc. ...............       700                     19,397
                                                               -----------
                                                                   113,648
                                                               -----------
AIRPORT SERVICES (0.1%)
World Fuel Services Corp. ...........       300                      6,246
                                                               -----------
BUILDING PRODUCTS (0.9%)
Baltek Corp.* .......................       200                      1,580
Florida Rock Industries, Inc. .......       300                     11,994
Genlyte Group, Inc.* ................       500                     21,915
International Aluminum Corp. ........       200                      3,884
Universal Forest Products, Inc. .....       300                      7,500
York International Corp. ............     1,750                     63,717
                                                               -----------
                                                                   110,590
                                                               -----------
COMMERCIAL SERVICES &
  SUPPLIES (2.8%)
Alliance Data Systems Corp.* ........     1,400                     34,510
Banta Corp. .........................       600                     22,560
Cendant Corp.* ......................     6,610                    118,914
Deluxe Corp. ........................       700                     30,716
Harte-Hanks Communications ..........     1,500                     48,180
Imperial Parking Corp. ..............       200                      5,390
NCO Group, Inc.* ....................       100                      2,784
Nobel Learning Communities,
  Inc.* .............................       300                      2,010
Pittston Brink's Group ..............     1,200                     33,024
Steris Corp.* .......................       700                     15,505
Sylvan Learning Systems, Inc.* ......     1,000                     27,600
Valassis Communications, Inc.* ......       100                      3,739
                                                               -----------
                                                                   344,932
                                                               -----------
CONSTRUCTION & ENGINEERING (1.1%)
AMREP Corp. .........................       300                      2,400
Anthony & Sylvan Pools Corp.*........       200                      1,450
Butler Manufacturing Co. ............       300                      8,346

--------------------------------------------------------------------------------
                                          NUMBER                  VALUE
                                         OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
D.R. Horton, Inc. ...................     1,200                $    30,960
Dominion Homes, Inc.* ...............       400                      7,960
Hovnanian Enterprises, Inc.* ........       200                      6,088
Lennar Corp. ........................       900                     49,986
Newmark Homes Corp. .................       200                      3,560
Orleans Homebuilders, Inc.* .........       600                      5,316
Ryland Group, Inc. ..................       200                     22,000
                                                               -----------
                                                                   138,066
                                                               -----------
ELECTRICAL EQUIPMENT (0.6%)
Katy Industries, Inc. ...............       100                        558
Pentair, Inc. .......................     1,450                     70,412
                                                               -----------
                                                                    70,970
                                                               -----------
INDUSTRIAL CONGLOMERATES (0.4%)
Kaneb Services LLC ..................       600                     14,034
Teleflex, Inc. ......................       600                     33,906
                                                               -----------
                                                                    47,940
                                                               -----------
MACHINERY (2.7%)
Cummins, Inc. .......................     2,400                    102,120
Deere & Co. .........................       400                     17,904
Donaldson Co., Inc. .................       600                     25,890
Flowserve Corp.* ....................       700                     24,150
Mueller (Paul) Co. ..................       200                      6,300
Pall Corp. ..........................     4,200                     87,360
Tecumseh Products Co., Class B.......       300                     14,400
Terex Corp.* ........................     1,100                     27,555
Timken Co. ..........................     1,400                     37,310
                                                               -----------
                                                                   342,989
                                                               -----------
MARINE (0.3%)
Alexander & Baldwin, Inc. ...........     1,450                     39,397
                                                               -----------
TRADING COMPANIES &
  DISTRIBUTORS (0.1%)
Airgas, Inc.* .......................       800                     13,192
                                                               -----------
TRUCKING (0.0%)
Old Dominion Freight Line * .........       400                      5,720
                                                               -----------
  TOTAL INDUSTRIALS .................                            1,316,140
                                                               -----------
INFORMATION TECHNOLOGY (20.9%)
APPLICATION SOFTWARE (3.2%)
Aspen Technologies, Inc.* ...........     3,900                     52,845
i2 Technologies, Inc.* ..............   26,280                      89,082
Macromedia, Inc.* ...................    5,200                     116,428
Parametric Technology Corp.* ........   17,380                      70,215
Peregrine Systems, Inc.* ............    5,270                      36,100
Take-Two Interactive Software* ......    1,200                      30,120
                                                               -----------
                                                                   394,790
                                                               -----------
COMPUTER HARDWARE (0.5%)
Intergraph Corp.* ...................    2,200                      37,400
NCR Corp.* ..........................      780                      30,311
                                                               -----------
                                                                    67,711
                                                               -----------
COMPUTER STORAGE &
  PERIPHERALS (1.2%)
Maxtor Corp.* .......................   12,550                      86,971
Printronix, Inc.* ...................      300                       3,641
Read-Rite Corp.* ....................   14,750                      52,362
Storage Technology Corp.* ...........      200                       4,116
                                                               -----------
                                                                   147,090
                                                               -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                         NUMBER                     VALUE
                                       OF SHARES                  (NOTE 1)
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (7.1%)
Agere Systems, Inc., Class A* .......   23,650                 $   100,276
Agilent Technologies, Inc.* .........      760                      22,838
Anixter International, Inc.* ........    2,000                      57,900
Arrow Electronics, Inc.* ............    2,650                      69,960
Checkpoint Systems, Inc.* ...........      500                       8,625
Espey Manufacturing &
  Electronics Corp. .................      200                       4,028
Ingram Micro, Inc., Class A* ........      390                       5,795
PerkinElmer, Inc. ...................   10,600                     135,680
Sanmina-SCI Corp.* ..................    8,730                      90,792
Solectron Corp.* ....................   15,820                     115,486
Sparton Corp.* ......................      300                       2,550
Symbol Technologies, Inc. ...........   11,850                     100,251
Tektronix, Inc.* ....................    3,300                      72,600
Vishay Intertechnology, Inc.* .......    4,400                      96,756
                                                               -----------
                                                                   883,537
                                                               -----------
IT CONSULTING & SERVICES (1.6%)
Gartner, Inc., Class A* .............    4,100                      47,970
KPMG Consulting, Inc.* ..............    2,500                      43,750
Unisys Corp.* .......................    7,850                     105,975
                                                               -----------
                                                                   197,695
                                                               -----------
NETWORKING EQUIPMENT (1.1%)
3Com Corp.* .........................   13,820                      79,741
Avaya, Inc.* ........................    9,520                      58,453
                                                               -----------
                                                                   138,194
                                                               -----------
OFFICE ELECTRONICS (0.4%)
Xerox Corp. .........................    6,070                      53,720
                                                               -----------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (1.1%)
Dupont Photomasks, Inc.* ............    1,820                      70,944
Mykrolis Corp.* .....................      900                      13,266
Photronics, Inc.* ...................      100                       3,307
Teradyne, Inc.* .....................    1,750                      57,662
                                                               -----------
                                                                   145,179
                                                               -----------
SEMICONDUCTORS (1.6%)
ESS Technology* .....................    1,200                      19,164
Fairchild Semiconductor
  International, Inc., Class A* .....      600                      16,164
LSI Logic Corp.* ....................    3,450                      44,332
National Semiconductor Corp.* .......    3,200                     100,864
Standard Microsystems Corp.* ........      700                      17,185
                                                               -----------
                                                                   197,709
                                                               -----------
SYSTEM SOFTWARE (0.5%)
Activision, Inc.* ...................      300                       9,444
Fair, Issac & Co., Inc. .............      300                      16,722
Sybase, Inc.* .......................    2,500                      35,150
                                                               -----------
                                                                    61,316
                                                               -----------
TELECOMMUNICATIONS
  EQUIPMENT (2.6%)
CommScope, Inc.* ....................    4,600                      73,048
Comverse Technology, Inc.* ..........    3,700                      44,511
Corning, Inc. .......................   12,080                      80,815
Harris Corp. ........................    1,000                      36,210
JDS Uniphase Corp.* .................   10,460                      45,397

--------------------------------------------------------------------------------
                                         NUMBER                    VALUE
                                        OF SHARES                 (NOTE 1)
--------------------------------------------------------------------------------
NAM TAI Eelectronics, Inc. ..........      300                 $     5,955
Network Equipment
  Technologies, Inc.* ...............      700                       4,130
Powerwave Technologies, Inc.* .......    2,850                      34,029
                                                               -----------
                                                                   324,095
                                                               -----------
  TOTAL INFORMATION TECHNOLOGY ......                            2,611,036
                                                               -----------
MATERIALS (7.1%)
CHEMICALS (2.3%)
Agrium, Inc. ........................    6,910                      67,373
Albemarle Corp. .....................      700                      20,755
American Pacific Corp. ..............      300                       2,925
A. Schulman, Inc. ...................      800                      16,240
Ashland, Inc. .......................      900                      36,747
ChemFirst, Inc. .....................      500                      13,975
IMC Global, Inc. ....................    2,700                      34,020
Imperial Chemical Industries plc
  (ADR)* ............................    2,054                      39,231
Minerals Technologies, Inc. .........    1,000                      50,000
PolyOne Corp. .......................      490                       5,949
                                                               -----------
                                                                   287,215
                                                               -----------
CONSTRUCTION MATERIALS (0.4%)
AMCOL International Corp. ...........    1,000                       6,100
Continental Materials Corp.* ........      200                       5,970
Devcon International Corp.* .........      200                       1,170
Lafarge Corp. .......................      900                      39,402
                                                               -----------
                                                                    52,642
                                                               -----------
CONTAINERS & PACKAGING (1.7%)
American Biltrite, Inc. .............      200                       2,960
Ball Corp. ..........................    1,000                      47,550
Bemis Co. ...........................      100                       5,323
Jefferson Smurfit Group plc
  (ADR) .............................    1,680                      40,202
Pactiv Corp.* .......................    2,900                      59,943
Smurfit-Stone Container Corp.* ......      500                       8,120
Sonoco Products Co. .................    1,900                      54,910
                                                               -----------
                                                                   219,008
                                                               -----------
METALS & MINING (2.1%)
Arch Coal, Inc. .....................    1,280                      28,416
Commercial Metals Co. ...............      300                      13,443
Massey Energy Co. ...................    3,570                      53,371
Material Sciences Corp.* ............      400                       4,680
Peabody Energy Corp. ................      700                      18,921
Phelps Dodge Corp. ..................    1,750                      62,650
Southern Peru Copper Corp. ..........      800                      11,560
United States Steel Corp. ...........    3,270                      58,991
Universal Stainless & Alloy
  Products, Inc.* ...................      300                       4,458
                                                               -----------
                                                                   256,490
                                                               -----------
PAPER & FOREST PRODUCTS (0.1%)
Glatfelter Co. ......................      700                      12,271
                                                               -----------
STEEL (0.5%)
AK Steel Holding Corp. ..............    4,850                      59,461
                                                               -----------
  TOTAL MATERIALS ...................                              887,087
                                                               -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

----------------------------------------------------------------------
                                            NUMBER           VALUE
                                           OF SHARES       (NOTE 1)
----------------------------------------------------------------------
TELECOMMUNICATION SERVICES (2.6%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.6%)
Hector Communications Corp.* .........        200        $     2,840
Qwest Communications
  International, Inc. ................     13,620             68,509
                                                         -----------
                                                              71,349
                                                         -----------
WIRELESS TELECOMMUNICATION
  SERVICES (2.0%)
Nextel Communications, Inc.,
  Class A* ...........................     21,940            120,889
Sprint Corp. (PCS Group)* ............     10,100            113,221
Western Wireless Corp.,
  Class A* ...........................      3,500             22,190
                                                         -----------
                                                             256,300
                                                         -----------
  TOTAL TELECOMMUNICATION
     SERVICES ........................                       327,649
                                                         -----------
UTILITIES (1.9%)
ELECTRIC UTILITIES (1.6%)
Calpine Corp.* .......................     10,760            118,360
Hawaiian Electronics Industries,
  Inc. ...............................        900             42,516
Northeast Utilities ..................      1,800             36,000
                                                         -----------
                                                             196,876
                                                         -----------

----------------------------------------------------------------------
                                            NUMBER           VALUE
                                           OF SHARES       (NOTE 1)
----------------------------------------------------------------------
GAS UTILITIES (0.3%)
Northwest Natural Gas Co. ............        700        $    19,880
The Laclede Group, Inc. ..............        500             12,225
                                                         -----------
                                                              32,105
                                                         -----------
WATER UTILITIES (0.0%)
Birmingham Utilities, Inc. ...........        200              3,700
                                                         -----------
  TOTAL UTILITIES ....................                       232,681
                                                         -----------
TOTAL COMMON STOCKS (97.6%)
  (Cost $12,286,011) .................                    12,174,177
                                                         -----------
                                          PRINCIPAL
                                           AMOUNT
                                           --------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.4%)
JPMorgan Chase Nassau,
  1.32%, 05/01/02
  (Amortized Cost: $420,232)..........   $420,232            420,232
                                                         -----------
TOTAL INVESTMENTS (101.0%)
  (Cost/Amortized Cost
  $12,706,243)........................                    12,594,409
OTHER ASSETS
  LESS LIABILITIES (-1.0%) ...........                      (122,128)
                                                         -----------
NET ASSETS (100%) ....................                   $12,472,281
                                                         ===========

----------
*     Non-income producing.

      Glossary:
      ADR--American Depositary Receipt

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $15,384,362
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........      3,135,467

As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $   845,996
Aggregate gross unrealized depreciation .........        (957,830)
                                                      -----------
Net unrealized depreciation .....................     $  (111,834)
                                                      ===========
Federal income tax cost of investments ..........     $12,706,243
                                                      ===========

For the period from December 31, 2001* to April 30, 2002 the Fund incurred approximately $100 and $45 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc. and SG Cowen Securities, Inc., respectively, both affiliated broker/dealers.


----------
*     Commencement of Operations


                      See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                               NUMBER                VALUE
                                              OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
AUSTRALIA (2.0%)
Australia & New Zealand
  Banking Group Ltd. ................            2,200         $   22,423
BHP Billiton Ltd. ...................            4,100             23,778
Brambles Industries Ltd. ............            3,300             17,827
Foster's Group Ltd. .................            5,499             13,967
National Bank of Australia ..........            2,150             40,121
News Corp. Ltd. .....................            2,550             16,651
Novogen Ltd.* .......................           16,300             24,071
Westpac Banking Corp. ...............            3,000             26,163
                                                               ----------
                                                                  185,001
                                                               ----------
BELGIUM (0.2%)
Fortis* .............................              650             14,930
                                                               ----------
BRAZIL (0.9%)
Petroleo Brasilerio Petrobyes
  S.A. (ADR) ........................            1,800             42,120
Tele Norte Leste
  Participacoes SA ..................        1,689,000             18,580
Unibanco Unio de Bancos
  Brasileiros S.A. (GDR)* ...........            1,000             24,500
                                                               ----------
                                                                   85,200
                                                               ----------
CANADA (2.3%)
Bank of Nova Scotia .................            2,400             82,487
Electrofuel, Inc.* ..................            4,300              3,534
GSI Lumonics, Inc.* .................            2,600             25,194
Magna International, Inc.,
  Class A ...........................              400             29,674
Talisman Energy, Inc. ...............            1,700             72,562
                                                               ----------
                                                                  213,451
                                                               ----------
CROATIA (0.5%)
Pliva D. D. (GDR) ss. ...............            3,200             45,562
                                                               ----------
DENMARK (0.1%)
NeuroSearch A/S* ....................              900             13,308
                                                               ----------
FINLAND (0.9%)
Fortum OYJ ..........................            1,700              9,314
Nokia OYJ ...........................            2,514             40,686
Stora Enso OYJ ......................            2,500             31,786
                                                               ----------
                                                                   81,786
                                                               ----------
FRANCE (11.1%)
Alcatel S.A. ........................            1,350             16,885
Alten* ..............................              830             13,911
Assurances Ben de France ............            1,500             75,693
Autoroutes du Sud de la
  France* ...........................              390              9,664
Aventis S.A. ........................            1,216             86,399
BNP Paribas .........................            1,400             73,170
Compagnie de Saint Gobain ...........              400             68,484
Eurotunnel S.A. .....................           33,590             30,873
Infogrames Entertainment SA* ........            8,304             71,086
Lafarge S.A. ........................              260             24,670
NicOx S.A.* .........................              890             46,836
Oberthur Card Systems S.A.* .........            2,000             10,994
Peugeot S.A. ........................            2,500            124,352
SCOR S.A. ...........................              730             24,878
SEB S.A. ............................              510             41,476
Societe Generale, Class A ...........              900             61,636
Technip-Coflexip S.A. (ADR)* ........            1,410             49,942


--------------------------------------------------------------------------------
                                            NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
TotalFinaElf S.A. ...................         615              $   93,213
UBI Soft Entertainment ..............       2,950                  78,977
Vivendi Universal S.A. (ADR) ........         890                  28,382
                                                               ----------
                                                                1,031,521
                                                               ----------
GERMANY (4.8%)
Allianz AG ..........................         136                  31,986
AMB Aachener & Muenchener
  Beteiligungs AG ...................         500                  55,868
Bayer AG ............................       1,200                  39,522
Bayerische Motoren Werke AG..........       1,200                  47,903
E.On AG .............................       1,210                  62,640
Hannover Rueckversicherungs AG.               900                  66,096
Jenoptik AG .........................       4,409                  88,200
Sauer-Danfoss, Inc. .................         400                   4,792
Siemens AG ..........................         600                  36,333
Software AG (Registered) ............         358                   4,274
Wella AG ............................         131                   7,378
                                                               ----------
                                                                  444,992
                                                               ----------
GREECE (0.1%)
Tsakos Energy Navigation Ltd. .......         400                   6,080
                                                               ----------
HONG KONG (1.5%)
Cheung Kong (Holdings) Ltd. .........       3,000                  28,561
PetroChina Company Ltd. .............      94,000                  19,163
Sun Hung Kai Properties Ltd. ........       3,000                  26,157
Wharf Holdings Ltd. .................      25,000                  66,994
                                                               ----------
                                                                  140,875
                                                               ----------
INDIA (0.5%)
ICICI Ltd. (ADR) ....................       3,100                  19,716
Videsh Sanchar Nigam
  Ltd.(ADR) .........................       4,000                  30,800
                                                               ----------
                                                                   50,516
                                                               ----------
IRELAND (0.3%)
Bank of Ireland .....................       2,400                  27,898
                                                               ----------
ITALY (2.9%)
Bulgari S.p.A. ......................       1,650                  12,831
Ducati Motor Holding S.p.A* .........       8,200                  14,630
ENI S.p.A. ..........................       9,300                 142,884
IntasaBCI S.p.A. ....................       7,000                  22,645
Parmalat Finanziaria S.p.A. .........      11,000                  38,658
Telecom Italia S.p.A. ...............       5,194                  41,327
                                                               ----------
                                                                  272,975
                                                               ----------
JAPAN (13.2%)
Acom Co., Ltd. ......................         200                  15,265
Aucnet, Inc. ........................         700                   6,586
Canon, Inc. .........................       4,000                 153,271
Capcom Co., Ltd. ....................       1,400                  41,869
Daiichi Pharmaceutical Co., Ltd......       1,000                  19,509
Daiwa House Industry Co., Ltd........       2,000                  12,773
East Japan Railway Co. ..............           5                  21,145
Fuji Photo Film Co., Ltd. ...........       1,000                  31,776
Hamamatsu Photonics K.K. ............       1,900                  46,316
Hitachi Ltd. ........................       9,000                  66,659
Honda Motor Co., Ltd. ...............       3,100                 139,065
Hoya Corp. ..........................         700                  52,118
Imagineer Co., Ltd. .................         300                   1,605
Keyence Corp. .......................         100                  20,241
Koei Co., Ltd. ......................         820                  22,033

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                            NUMBER                  VALUE
                                           OF SHARES               (NOTE 1)
--------------------------------------------------------------------------------
Matsushita Communication
  Industrial Co., Ltd. ................         300              $   11,402
Nintendo Ltd. .........................         600                  84,112
Nippon Meat Packers, Inc. .............       4,000                  40,249
Nippon Telegraph &
  Telephone Corp. .....................           6                  23,598
NTT DoCoMo, Inc. ......................           2                   5,062
NTT DoCoMo, Inc.- W/I* ................           8                  20,374
Rohm Co., Ltd. ........................         100                  14,914
Sankyo Co. ............................       1,000                  15,226
Sega Corp.* ...........................       3,300                  74,019
SMC Corp. .............................         200                  23,956
Sony Corp. ............................         600                  32,243
Takeda Chemical Industries Ltd.........       1,000                  43,770
Takefuji Corp. ........................       1,000                  72,274
Tanabe Seiyaku Co., Ltd.* .............       2,000                  18,910
Tohoku Electric Power Co., Inc.........       1,000                  12,134
Toshiba Corp. .........................      10,000                  46,651
Ushio, Inc. ...........................       3,000                  40,187
                                                                 ----------
                                                                  1,229,312
                                                                 ----------
KOREA (2.1%)
Hyundai Heavy Industries* .............       1,145                  26,235
Hyundai Motor Co. (GDR)* ..............       4,000                  75,000
Kookmin Bank (ADR) ....................         300                  13,950
LG Home Shopping, Inc. ................         441                  52,993
Posco (ADR) ...........................         400                   9,780
Samsung Electronics ss. ...............          15                   2,214
Samsung Electronics (GDR) ss. .........         119                  17,564
                                                                 ----------
                                                                    197,736
                                                                 ----------
LUXEMBOURG (0.2%)
Espirito Santo Financial Group
  S.A. (ADR) ..........................         900                  15,570
                                                                 ----------
MEXICO (0.8%)
Cemex S.A. (ADR) ......................       1,300                  41,210
Grupo Televisa S.A. (GDR)* ............         730                  32,996
                                                                 ----------
                                                                     74,206
                                                                 ----------
NETHERLANDS (10.2%)
Aalberts Industries N.V. ..............       2,200                  43,039
ABN-Amro Holdings N.V. ................       4,500                  89,209
ASM International N.V.* ...............       2,450                  56,350
Computer Service Solutions
  Holding N.V. ........................       2,200                   8,742
DSM N.V. ..............................       2,400                 106,792
Elsevier N.V. .........................       1,950                  27,060
Heineken N.V. .........................         450                  20,275
ICTS International N.V. ...............         700                   5,615
ING Groep N.V. ........................       4,050                 106,929
Koninklijke Ahold N.V. ................       2,475                  61,889
Koninklijke Boskalis
  Westminster N.V. ....................       4,400                 136,788
Koninklijke Royal Philips
  Electronics N.V. ....................       2,150                  66,394
Magnus Holding N.V. ...................       3,900                   4,920
Randstad Holdings N.V. ................       2,000                  27,754
Smit Internationale N.V. ..............       1,130                  25,456
TNT Post Group N.V. ...................         750                  16,254
Unit 4 Aggresso N.V.* .................       3,100                  24,973
Van der Moolen Holding N.V. ...........       2,800                  63,304


--------------------------------------------------------------------------------
                                               NUMBER               VALUE
                                             OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
VNU N.V. ..............................          400             $   12,075
Wolters Kluwer N.V. ...................        2,100                 42,577
                                                                 ----------
                                                                    946,395
                                                                 ----------
NORWAY (0.1%)
Tsakos Energy Navigation
  Ltd. (i) ............................          600                  9,279
                                                                 ----------
PORTUGAL (0.2%)
Banco Espirito Santo ..................          600                  6,401
Electricidade de Portugal S.A. ........        3,600                  7,429
                                                                 ----------
                                                                     13,830
                                                                 ----------
SINGAPORE (0.1%)
Singapore Press Holdings Ltd. .........        1,000                 12,419
                                                                 ----------
SOUTH AFRICA (0.4%)
Sappi Ltd. (ADR) ......................        3,000                 37,770
                                                                 ----------
SPAIN (3.2%)
Banco Santander Central
  Hispano S.A. ........................        8,300                 76,886
Grupo Dragados S.A. ...................        2,000                 32,710
Iberdrola S.A. ........................        4,700                 64,460
Prosegur Comp Securidad ...............        2,130                 31,190
Sogecable S.A.* .......................          920                 19,092
Telefonica S.A.* ......................        7,008                 75,021
                                                                 ----------
                                                                    299,359
                                                                 ----------
SWEDEN (1.0%)
Electrolux AB, Class B ................        1,800                 29,956
Nordea AB .............................        9,500                 54,087
Ortivus AB, Class B* ..................        1,800                  3,836
                                                                 ----------
                                                                     87,879
                                                                 ----------
SWITZERLAND (5.3%)
Compagnie Financiere
  Reichemont AG, Class A ..............          311                  7,055
Givaudan S.A. (Registered) ............           30                 11,184
Julius Baer Holding AG ................          103                 33,187
Nestle S.A. (Registered) ..............          440                104,018
Novartis AG (Registered) ..............        3,325                139,457
Roche Holding AG ......................          600                 45,460
Swiss Reinsurance (Registered) ........          819                 82,653
UBS AG (Registered) ...................        1,325                 63,874
                                                                 ----------
                                                                    486,888
                                                                 ----------
TAIWAN (0.2%)
Campal Electronics, Inc. (GDR).........        3,000                 19,950
                                                                 ----------
UNITED KINGDOM (24.6%)
3i Group plc ..........................        2,650                 26,724
AstraZeneca plc .......................        2,000                 93,704
Barclays plc ..........................       10,980                 96,167
Biocompatibles
  International plc* ..................       11,010                 16,606
Boots Co., plc ........................        5,872                 60,799
BP plc ................................        7,850                 66,980
British American Tobacco plc ..........        8,211                 84,001
British Sky Broadcasting plc* .........        2,830                 31,674
BT Group plc ..........................       10,100                 37,974
BTG plc* ..............................        3,940                 28,135
Cadbury Schweppes plc .................        4,050                 30,720

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)


--------------------------------------------------------------------
                                            NUMBER         VALUE
                                          OF SHARES       (NOTE 1)
--------------------------------------------------------------------
Cambridge Antibady Technolgy
  Group plc* .........................      630        $   10,742
Collins Stewart Holdings plc .........    7,060            41,977
Compass Group plc ....................    4,639            28,867
Diageo plc ...........................    5,500            73,018
Eidos plc* ...........................    8,000            15,039
Electrocomponents plc ................    2,060            13,059
Expro International Group ............    3,970            27,770
FKI plc ..............................    6,090            14,999
GlaxoSmithKline plc ..................    7,575           183,248
Halma plc ............................   24,410            54,810
Hays plc .............................    5,630            14,132
Hilton Group plc .....................    4,500            16,805
HSBC Holdings plc ....................    2,600            30,691
Lattice Group plc ....................    7,900            21,356
Lloyds TSB Group plc .................   14,693           168,942
Ockham Holdings plc ..................    5,540             3,480
Oxford Glycosciences plc* ............    1,300             6,252
Powderject Pharmaceuticals* ..........    8,010            54,863
Prudential plc .......................    4,300            45,745
Reed International plc ...............    7,960            77,953
Rentokil Initial plc .................    6,750            26,609
Reuters Group plc ....................    2,200            15,389
RMC Group plc ........................      690             6,556
Royal & Sun Alliance Insurance
  Group plc ..........................   19,900            87,581
Royal Bank of Scotland Group
  plc ................................    3,080            88,333
Safeway plc ..........................   15,700            69,554
Shell Transport & Trading Co.,
  plc ................................   14,150           100,733
Shire Pharmaceuticals plc* ...........    3,820            28,335
Six Continents plc ...................    5,100            56,448
Skyepharma plc* ......................   57,590            61,686
Smiths Group plc .....................      800             9,455
Tesco plc ............................    5,589            21,421
Unilever plc .........................    7,300            66,809
Vodafone Group plc ...................   46,678            75,336
Wolseley plc .........................    7,000            73,448
WPP Group plc ........................    1,850            19,627
                                                       ----------
                                                        2,284,552
                                                       ----------
TOTAL COMMON STOCKS (89.7%)
  (Cost $8,082,369)...................                  8,329,240
                                                       ----------
PREFERRED STOCKS:
AUSTRALIA (0.2%)
Village Roadshow Ltd. ................   21,500            16,625
                                                       ----------
BRAZIL (1.1%)
Empresa Brasileira de
  Aeronautica SA .....................   18,989           108,463
                                                       ----------
GERMANY (1.1%)
Fresenius Medical Care AG ............      651            29,331
Porsche AG ...........................       59            26,157
Wella AG .............................      762            45,318
                                                       ----------
                                                          100,806
                                                       ----------
TOTAL PREFERRED STOCKS (2.4%)
  (Cost $207,021).....................                    225,894
                                                       ----------

------------------------------------------------------------------
                                        PRINCIPAL        VALUE
                                          AMOUNT        (NOTE 1)
------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.8%)
  JPMorgan Chase Nassau,
  1.32%, 05/01/02
  (Amortized Cost $633,348).........   $633,348      $  633,348
                                                     ----------
TOTAL INVESTMENTS (98.9%)
  (Cost/Amortized Cost
  $8,922,738).......................                  9,188,482
OTHER ASSETS LESS
  LIABILITIES (1.1%) ...............                     97,640
                                                     ----------
NET ASSETS (100.0%) ................                 $9,286,122
                                                     ==========

---------------------
*           Non-income producing.

ss. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2002, these securities amounted to $65,340 or 0.7% of net assets.

(i)        Illiquid security.

           Glossary:
           ADR--American Depositary Receipt
           GDR--Global Depositary Receipt


--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION (UNAUDITED)

As a percentage of Total Equity Investments

Consumer Discretionary .............    16.1%
Consumer Staples ...................     8.6
Energy .............................     7.6
Financials .........................    24.3
Health Care ........................    11.5
Industrials ........................    10.6
Information Technology .............    12.1
Materials ..........................     3.6
 Telecommunication Services.........     3.6
Utilities ..........................     2.0
                                       -----
                                       100.0%
                                       =====

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
At April 30, 2002, the Fund had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

                                              LOCAL
                                            CONTRACT       COST ON        U.S. $
                                             AMOUNT      ORIGINATION     CURRENT      UNREALIZED
                                             (000'S)         DATE         VALUE      DEPRECIATION
                                           ----------   -------------   ---------   -------------
FOREIGN CURRENCY BUY CONTRACTS
Danish Krone, expiring 5/1/02 ..........         13        $ 1,599       $ 1,583      $    (16)
                                                                                      ========
FOREIGN CURRENCY SELL CONTRACTS
Japanese Yen, expiring 5/13/02 .........      3,110        $24,184       $24,235      $    (51)
Japanese Yen, expiring 6/3/02 ..........      2,520         18,810        19,660          (850)
Japanese Yen, expiring 6/28/02 .........      2,929         22,118        22,879          (761)
Japanese Yen, expiring 7/15/02 .........      4,218         32,166        32,978          (812)
Japanese Yen, expiring 7/22/02 .........      1,948         14,986        15,236          (250)
                                                                                      --------
                                                                                      $ (2,724)
                                                                                      ========

At April 30, 2002, the Fund had the following futures contracts open: (Note 1)


                               NUMBER        EXPIRATION     ORIGINAL     VALUE AT      UNREALIZED
PURCHASES:                  OF CONTRACTS        DATE          VALUE      04/30/02     DEPRECIATION
------------------------   --------------   ------------   ----------   ----------   -------------
DJ Euro Index ..........          2            June-02      $67,423      $64,177       $ (3,246)
FTSE 100 Index .........          1            June-02       77,308       75,299         (2,010)
                                                                                       --------
                                                                                       $ (5,256)
                                                                                       ========

Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securites .........    $8,943,541
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securites .........       595,348


As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


 Aggregate gross unrealized appreciation.........    $  586,746
 Aggregate gross unrealized depreciation.........      (321,002)
                                                     ----------
Net unrealized appreciation .....................    $  265,744
                                                     ==========
Federal income tax cost of investments ..........    $8,922,738
                                                     ==========

For the period from December 31, 2001* to April 30, 2002 the Fund incurred approximately $285 as brokerage commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


----------
*     Commencement of Operations


                      See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)


-----------------------------------------------------------------------------
                                                    NUMBER          VALUE
                                                  OF SHARES       (NOTE 1)
-----------------------------------------------------------------------------
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.1%)
CATALOG RETAIL (0.2%)
Insight Enterprises, Inc.* ....................       560        $   14,616
                                                                 ----------
COMPUTER & ELECTRONICS RETAIL (0.4%)
CDW Computer Centers, Inc.* ...................       500            27,400
                                                                 ----------
INTERNET RETAIL (3.6%)
eBay, Inc.* ...................................     3,270           173,637
Expedia, Inc.* ................................       500            40,418
Hotels.com, Class A* ..........................       190            11,955
                                                                 ----------
                                                                    226,010
                                                                 ----------
MEDIA (2.9%)
AOL Time Warner, Inc.* ........................     3,750            71,325
Cox Communications, Inc.,
  Class A* ....................................       700            23,373
Gemstar-TV Guide International,
  Inc.* .......................................     4,005            35,885
Macrovision Corp.* ............................       850            18,895
Viacom, Inc., Class B* ........................       800            37,680
                                                                 ----------
                                                                    187,158
                                                                 ----------
  TOTAL CONSUMER DISCRETIONARY ................                     455,184
                                                                 ----------
HEALTH CARE (0.5%)
BIOTECHNOLOGY (0.5%)
Gilead Sciences, Inc.* ........................       900            28,008
                                                                 ----------
INDUSTRIALS (9.0%)
AEROSPACE & DEFENSE (3.2%)
Alliant Techsystems, Inc.* ....................       145            15,617
Lockheed Martin Corp. .........................       250            15,725
Northrop Grumman Corp. ........................        90            10,859
Raytheon Co. ..................................     3,855           163,066
                                                                 ----------
                                                                    205,267
                                                                 ----------
COMMERCIAL SERVICES &
  SUPPLIES (5.8%)
Concord EFS, Inc.* ............................     2,220            70,205
DST Systems, Inc.* ............................     1,500            74,130
First Data Corp. ..............................     1,730           137,518
Fiserv, Inc.* .................................     1,950            86,697
                                                                 ----------
                                                                    368,550
                                                                 ----------
  TOTAL INDUSTRIALS ...........................                     573,817
                                                                 ----------
INFORMATION TECHNOLOGY (74.2%)
APPLICATION SOFTWARE (9.3%)
Aspen Technologies, Inc.* .....................       420             5,691
BEA Systems, Inc.* ............................     3,740            40,093
Business Objects S.A. (ADR)* ..................       500            16,835
Computer Associates
  International, Inc. .........................     1,030            19,158
Concurrent Computer Corp.* ....................       360             2,466
Documentum, Inc.* .............................       760            14,759
Electronic Arts, Inc.* ........................       950            56,097
i2 Technologies, Inc.* ........................     1,900             5,985
Informatica Corp.* ............................     1,150             9,120
Intuit, Inc.* .................................       630            24,683
Mercury Interactive Corp.* ....................     1,210            45,097
Misys plc .....................................     3,700            13,804
NetIQ Corp.* ..................................     1,050            23,552
PeopleSoft, Inc.* .............................     1,650            38,230
Portal Software, Inc.* ........................     1,880             2,782



--------------------------------------------------------------------------------
                                                 NUMBER              VALUE
                                                OF SHARES           (NOTE 1)
--------------------------------------------------------------------------------
Rational Software Corp.* ......................   1,010          $   14,716
SAP AG (ADR) ..................................     580              18,908
Siebel Systems, Inc.* .........................   1,825              44,147
Symantec Corp.* ...............................   1,050              37,180
Synopsys, Inc.* ...............................   3,265             147,284
THQ, Inc.* ....................................     350              12,271
                                                                 ----------
                                                                    592,858
                                                                 ----------
COMPUTER HARDWARE (2.2%)
DDI Corp.* ....................................     950               5,719
Dell Computer Corp.* ..........................   3,600              94,824
Sun Microsystems, Inc.* .......................   5,075              41,514
                                                                 ----------
                                                                    142,057
                                                                 ----------
COMPUTER STORAGE &
  PERIPHERALS (0.7%)
EMC Corp.* ....................................   5,105              46,660
                                                                 ----------
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (6.5%)
Agilent Technologies, Inc.* ...................   2,725              81,886
Celestica, Inc.* ..............................     600              16,620
Emulex Corp.* .................................     810              23,482
Flextronics International Ltd.* ...............   8,610             119,249
Hirose Electric Co., Ltd. .....................     300              23,481
Integrated Device Technology,
  Inc.* .......................................     170               4,767
RF Micro Devices, Inc.* .......................   1,550              26,970
Sanmina-SCI Corp.* ............................   4,400              45,760
Semtech Corp.* ................................     410              13,112
Solectron Corp.* ..............................   2,700              19,710
Tech Data Corp.* ..............................     310              14,675
Tyco International Ltd. .......................   1,240              22,878
                                                                 ----------
                                                                    412,590
                                                                 ----------
INTERNET SOFTWARE & SERVICES (3.5%)
Avocent Corp.* ................................   1,150              28,750
Check Point Software
  Technologies Ltd.* ..........................     230               4,175
Exult, Inc.* ..................................     950               8,293
Overture Services, Inc. .......................   1,100              37,609
Softbank Corp. ................................   2,100              31,893
TMP Worldwide, Inc.* ..........................     850              25,644
Vitria Technology, Inc.* ......................   1,400               3,150
WebEx Communications, Inc.* ...................   1,340              23,088
Yahoo Japan Corp.* ............................       2              45,794
Yahoo!, Inc.* .................................     780              11,513
                                                                 ----------
                                                                    219,909
                                                                 ----------
IT CONSULTING & SERVICES (3.9%)
Accenture Ltd.* ...............................     220               4,717
Affiliated Computer Services,
  Inc., Class A* ..............................   2,290             123,820
Computer Sciences Corp.* ......................     880              39,468
Digital Insight Corp.* ........................     750              14,258
Infosys Technologies Ltd. (ADR)                     465              28,865
Perot Systems Corp., Class A* .................     380               6,764
Sapient Corp.* ................................   1,650               8,052
Sungard Data Systems, Inc.* ...................     620              18,451
The BISYS Group, Inc.* ........................     190               6,498
                                                                 ----------
                                                                    250,893
                                                                 ----------

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                              NUMBER                  VALUE
                                             OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
NETWORKING EQUIPMENT (3.9%)
Brocade Communications
  System* ..............................      2,940                $    75,235
Cisco Systems, Inc.* ...................     10,830                    158,659
Juniper Networks, Inc.* ................      1,550                     15,671
                                                                   -----------
                                                                       249,565
                                                                   -----------
SEMICONDUCTOR EQUIPMENT &
  PRODUCTS (8.2%)
Applied Materials, Inc.* ...............      5,505                    133,882
ASE Test Ltd.* .........................        760                     10,359
ASML Holding N.V. (New York
  Shares)* .............................      3,045                     67,995
ChipPAC, Inc.* .........................      3,985                     36,463
Teradyne, Inc.* ........................      3,045                    100,333
Tokyo Electron Ltd. ....................        450                     32,383
Xilinx, Inc.* ..........................      3,710                    140,089
                                                                   -----------
                                                                       521,504
                                                                   -----------
SEMICONDUCTORS (18.3%)
Altera Corp.* ..........................      6,895                    141,761
Cirrus Logic, Inc.* ....................        450                      5,467
Fairchild Semiconductor
  International, Inc., Class A* ........        450                     12,123
Intel Corp. ............................      4,225                    120,877
KLA-Tencor Corp.* ......................      1,980                    116,761
Maxim Integrated Products, Inc.*              1,620                     80,676
Microchip Technology, Inc.* ............      2,320                    103,240
Micron Technology, Inc.* ...............      1,250                     29,625
PMC-Sierra, Inc.* ......................      2,495                     38,822
QLogic Corp.* ..........................        510                     23,312
Rohm Co., Ltd. .........................         60                      8,949
Samsung Electronics (GDR) ss. ..........        370                     54,556
STMicroelectronics N.V.
  (New York Shares) ....................      1,040                     32,022
Taiwan Semiconductor
  Manufacturing Co., Ltd.
  (ADR)* ...............................     14,560                    257,712
Texas Instruments, Inc. ................      4,575                    141,505
                                                                   -----------
                                                                     1,167,408
                                                                   -----------
SYSTEM SOFTWARE (7.5%)
Microsoft Corp.* .......................      3,670                    191,794
Network Associates, Inc.* ..............        840                     14,910
Oracle Corp.* ..........................      6,735                     67,619
VERITAS Software Corp.* ................      4,945                    140,141
Wind River Systems* ....................      5,995                     65,286
                                                                   -----------
                                                                       479,750
                                                                   -----------
SYSTEMS SOFTWARE (1.8%)
Adobe Systems, Inc. ....................      2,940                    117,482
                                                                   -----------
TELECOMMUNICATIONS
  EQUIPMENT (8.4%)
CIENA Corp.* ...........................      4,000                     29,960
Corning, Inc. ..........................      6,730                     45,024
Finisar Corp.* .........................      1,260                      8,051
Marvell Technology Group Ltd.*                1,360                     48,960
Motorola, Inc. .........................      2,000                     30,800
Nokia OYJ (ADR) ........................      3,965                     64,471
QUALCOMM, Inc.* ........................      2,635                     79,472
Scientific-Atlanta, Inc. ...............      3,475                     69,500


--------------------------------------------------------------------------------
                                              NUMBER                   VALUE
                                             OF SHARES                (NOTE 1)
--------------------------------------------------------------------------------
Sonus Networks, Inc.* ..................      2,070                $     5,692
United Microelectronics Corp.
  (ADR)* ...............................      6,300                     63,630
Utstarcom, Inc.* .......................      3,620                     88,690
                                                                   -----------
                                                                       534,250
                                                                   -----------
  TOTAL INFORMATION TECHNOLOGY .........                             4,734,926
                                                                   -----------
TELECOMMUNICATION SERVICES (1.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (0.8%)
Amdocs Ltd.* ...........................      1,000                     21,730
Extreme Networks* ......................      2,280                     20,497
L-3 Communications Holdings,
  Inc.* ................................         80                     10,222
                                                                   -----------
                                                                        52,449
                                                                   -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.7%)
Sprint Corp. (PCS Group)* ..............      1,800                     20,178
Vodafone Group plc (ADR) ...............      1,350                     21,870
                                                                   -----------
                                                                        42,048
                                                                   -----------
  TOTAL TELECOMMUNICATION
     SERVICES ..........................                                94,497
                                                                   -----------
TOTAL COMMON STOCKS (92.3%)
  (Cost $6,721,318) ....................                             5,886,432
                                                                   -----------
                                            PRINCIPAL
                                             AMOUNT
                                             ------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (6.5%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02
  (Amortized Cost $417,770) ............   $417,770                    417,770
                                                                   -----------
TOTAL INVESTMENTS (98.8%)
  (Cost/Amortized Cost
  $7,139,088) ..........................                             6,304,202
OTHER ASSETS
  LESS LIABILITIES (1.2%) ..............                                74,765
                                                                   -----------
NET ASSETS (100%) ......................                           $ 6,378,967
                                                                   ===========

---------------------
*             Non-income producing.

ss. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2002, these securities amounted to $54,556 or 0.9% of net assets.

              Glossary:
                ADR--American Depositary Receipt
                GDR--Global Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:



COST OF PURCHASES:
 Stocks and long-term corporate debt securities .........   $10,457,410
NET PROCEEDS OF SALES AND REDEMPTIONS:
 Stocks and long-term corporate debt securities .........     3,290,147


As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:



Aggregate gross unrealized appreciation..........    $    168,420
Aggregate gross unrealized depreciation..........      (1,003,306)
                                                     ------------
Net unrealized depreciation .....................    $   (834,886)
                                                     ============
Federal income tax cost of investments ..........    $  7,139,088
                                                     ============

----------
*     Commencement of Operations


                      See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                             NUMBER                VALUE
                                           OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
COMMON STOCKS:
HEALTH CARE (93.4%)
BIOTECHNOLOGY (12.7%)
Affymetrix, Inc.* ..................           900            $   22,833
Amgen, Inc.* .......................         1,300                68,744
Applera Corp-Celera Genomics
  Group* ...........................         1,500                23,460
Applied Molecular Evolution,
  Inc.* ............................         1,300                 9,724
Arqule, Inc.* ......................           100                   950
Cambridge Antibady Technology
  Group plc* .......................           200                 3,410
Cell Therapeutics, Inc.* ...........           550                 6,831
Cephalon, Inc.* ....................         1,750               102,620
Charles River Laboratories
  International, Inc.* .............         1,100                32,945
Exelixis, Inc.* ....................         1,200                11,880
Genaera Corp.* .....................         4,400                 9,636
Genentech, Inc.* ...................         1,150                40,825
Genzyme Corp.* .....................         2,700               110,538
Genzyme Molecular Oncology *........           300                 1,155
Gilead Sciences, Inc.* .............         1,400                43,568
Human Genome Sciences, Inc.* .......           400                 6,296
IDEC Pharmaceuticals Corp.* ........         1,250                68,688
Ilex Oncology, Inc.* ...............           400                 6,556
Immunex Corp.* .....................         2,400                65,136
Immunomedics, Inc.* ................         1,100                14,476
Incyte Pharmaceuticals, Inc.* ......         3,000                24,630
MedImmune, Inc.* ...................           600                20,040
Millennium Pharmaceuticals,
  Inc.* ............................         1,050                20,958
Molecular Devices Corp.* ...........         1,400                24,990
Monsanto Company ...................           400                12,320
Orchid BioSciences, Inc.* ..........           200                   462
Protein Design Labs, Inc.* .........         3,400                61,064
Regeneron Pharmaceuticals,
  Inc.* ............................         1,200                24,780
Sangstat Medical Corp.* ............           700                16,310
Serono S.A., Class B ...............            76                58,169
Telik, Inc.* .......................           700                 7,280
The Medicines Co.* .................         1,400                13,720
Vertex Pharmaceuticals, Inc.* ......         1,200                25,524
                                                              ----------
                                                                 960,518
                                                              ----------
HEALTH CARE DISTRIBUTORS &
  SERVICES (6.6%)
AdvancePCS* ........................           950                32,120
AmerisourceBergen Corp. ............         1,940               150,350
Cardinal Health, Inc. ..............           950                65,787
Gambro AB ..........................         7,720                49,587
Laboratory Corp. of America
  Holdings* ........................           950                94,240
Lincare Holdings, Inc.* ............           200                 6,296
McKesson HBOC, Inc. ................         1,710                69,067
Varian Medical Systems, Inc.* ......           700                30,345
                                                              ----------
                                                                 497,792
                                                              ----------
HEALTH CARE EQUIPMENT (10.8%)
Amersham plc .......................         2,500                24,100
ATS Medical, Inc.* .................         3,600                 6,876
Baxter International, Inc. .........         1,370                77,953
Beckman Coulter, Inc. ..............         1,000                47,770


--------------------------------------------------------------------------------
                                          NUMBER                 VALUE
                                         OF SHARES             (NOTE 1)
--------------------------------------------------------------------------------
Becton, Dickinson & Co. ............       2,000              $   74,340
Biomet, Inc. .......................         900                  25,407
C.R. Bard, Inc. ....................         700                  38,458
Cardiac Science, Inc.* .............       6,400                  18,560
Conceptus, Inc.* ...................         600                  10,854
Cygnus, Inc.* ......................         200                     942
Cytyc Corp.* .......................       2,300                  36,133
DJ Orthopedics, Inc.* ..............         100                     856
Endocare, Inc.* ....................         700                  13,433
Guidant Corp.* .....................       1,800                  67,680
Lumenis Ltd. .......................         100                     853
Medtronic, Inc. ....................       2,250                 100,553
Mentor Corp. .......................         200                   8,010
Respironics, Inc.* .................         900                  29,511
Rita Medical Systems, Inc.* ........       3,200                  28,576
St. Jude Medical, Inc.* ............       1,300                 108,173
Staar Surgical Co.* ................         200                     982
Stryker Corp. ......................         800                  42,808
Thoratec Corp.* ....................       3,306                  27,142
Urologix, Inc.* ....................       1,700                  23,443
Zoll Medical Corp.* ................         100                   3,802
                                                              ----------
                                                                 817,215
                                                              ----------
HEALTH CARE FACILITIES (13.6%)
Community Health Systems,
  Inc.* ............................       4,600                 133,492
HCA, Inc. ..........................       4,150                 198,329
Health Management Associates,
  Inc., Class A* ...................       4,700                 100,298
Province Healthcare Co.* ...........         600                  23,106
Tenet Healthcare Corp.* ............       3,190                 234,050
Triad Hospitals, Inc.* .............       3,700                 184,800
United Surgical Partners
  International, Inc.* .............         100                   2,890
Universal Health Services, Inc.,
  Class B* .........................       2,800                 130,340
VCA Antech, Inc.* ..................       1,400                  21,350
                                                              ----------
                                                               1,028,655
                                                              ----------
HEALTH CARE SUPPLIES (0.4%)
Alcon, Inc.* .......................         200                   6,930
Viasys Healthcare, Inc. ............       1,300                  26,234
                                                              ----------
                                                                  33,164
                                                              ----------
MANAGED HEALTH CARE (2.8%)
Anthem, Inc.* ......................       1,970                 134,354
First Health Group Corp.* ..........         700                  20,300
Wellpoint Health Networks,
  Inc.* ............................         800                  60,064
                                                              ----------
                                                                 214,718
                                                              ----------
PHARMACEUTICALS (46.5%)
Abbott Laboratories ................       2,900                 156,455
Abgenix, Inc.* .....................       1,700                  23,987
Adolor Corp.* ......................       1,700                  23,375
Alexion Pharmaceuticals, Inc.* .....       1,700                  31,416
Altana AG ..........................         200                  11,192
American Pharmaceutical
  Partners, Inc.* ..................       1,800                  25,506
Amylin Pharmaceuticals, Inc.* ......       3,300                  31,317
Andrx Group* .......................         700                  31,654
AstraZeneca Group plc (ADR) ........       2,400                 111,720

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                                NUMBER                VALUE
                                              OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
Aventis S.A. ........................           1,100           $   78,157
Aventis S.A. (ADR) ..................           1,000               70,650
Axcan Pharma, Inc.* .................           1,300               17,264
Banyu Pharmaceutical Co., Ltd........           2,000               26,760
Biovail Corp.* ......................           1,100               41,547
Bristol-Myers Squibb Co. ............             500               14,400
Cell Genesys, Inc.* .................             700                9,947
Chugai Pharmaceutical Co., Ltd.......           3,000               35,841
Ciphergen Biosystems, Inc.* .........           2,300               14,191
Connetics Corp.* ....................           2,700               32,373
Corvas International, Inc.* .........           2,200                6,908
CV Therapeutics, Inc.* ..............           2,350               68,009
Eisai Co., Ltd. .....................           3,000               77,103
Elan Corp. plc (ADR)* ...............           1,200               14,256
Eli Lilly & Co. .....................           2,850              188,243
Forest Laboratories, Inc.* ..........           1,500              115,710
Fujisawa Pharmaceutical Co.,
  Ltd. ..............................           3,000               73,364
Glaxo Wellcome plc (ADR) ............             600               28,830
Guilford Pharmaceuticals, Inc.* .....           2,200               16,940
ICN Pharmaceuticals, Inc. ...........           4,500              124,470
ICOS Corp.* .........................             550               14,168
InterMune, Inc.* ....................           1,375               36,781
Isis Pharmaceuticals, Inc.* .........           3,200               40,512
Johnson & Johnson ...................           1,600              102,176
King Pharmaceuticals, Inc.* .........           5,700              178,638
Kissei Pharmaceutical Co., Ltd. .....           1,000               13,754
Kyowa Hakko Kogyo Co., Ltd. .........           1,000                5,709
Merck & Co., Inc. ...................             100                5,434
Merck KGaA ..........................           1,200               35,467
Neopharm, Inc.* .....................             400                5,996
Novartis AG (Registered) ............           1,440               60,396
Novo-Nordisk A/S, Class B ...........             100                2,933
Orapharma, Inc.* ....................             400                1,320
Pfizer, Inc. ........................           7,150              259,903
Pharmaceutical Resources, Inc.*......             900               22,500
Pharmacia Corp. .....................           8,850              364,886
Praecis Pharmaceuticals, Inc.* ......           7,000               25,060
Ribapharm, Inc.* ....................           1,800               18,540
Rigel Pharmaceuticals, Inc.* ........           2,600               12,116
Roche Holding AG ....................             715               54,173
Rohto Pharmaceutical Co., Ltd. ......           1,000                6,931
Sankyo Co. ..........................           1,000               15,226
Sanofi-Synthelabo S.A. ..............           1,700              108,840
Schering AG .........................             800               48,732
Schering-Plough Corp. ...............           6,250              170,625
Seattle Genetics, Inc.* .............           1,200                6,600
Shionogi & Co., Ltd. ................           2,000               29,252
Shire Pharmaceuticals Group
  plc* (ADR) ........................             300                6,660
Shire Pharmaceuticals plc* ..........           4,000               29,671
Taisho Pharmaceutical Co., Ltd.......           1,000               16,121
Tanabe Seiyaku Co., Ltd.* ...........           2,000               18,910


--------------------------------------------------------------------------------
                                           NUMBER                 VALUE
                                         OF SHARES              (NOTE 1)
--------------------------------------------------------------------------------
Teva Pharmaceutical Industries
  Ltd. (ADR) ........................      1,200                $   67,212
Titan Pharmaceuticals, Inc.* ........      1,600                    10,000
UCB S.A. ............................        600                    21,897
Viropharma, Inc.* ...................      1,400                     4,900
Watson Pharmaceuticals, Inc.* .......        900                    22,140
Wyeth ...............................      2,525                   143,925
Yamanouchi Pharmaceutical Co.,
  Ltd. ..............................      1,000                    27,570
                                                                ----------
                                                                 3,517,259
                                                                ----------
  TOTAL HEALTH CARE .................                            7,069,321
                                                                ----------
INFORMATION TECHNOLOGY (0.5%)
ELECTRONIC EQUIPMENT &
  INSTRUMENTS (0.5%)
Varian, Inc.* .......................        500                    16,870
Waters Corp.* .......................        800                    21,560
                                                                ----------
                                                                    38,430
                                                                ----------
MATERIALS (1.0%)
CHEMICALS (1.0%)
Akzo Nobel N.V. .....................      1,000                    42,991
Bayer AG ............................        900                    29,642
                                                                ----------
                                                                    72,633
                                                                ----------
TOTAL COMMON STOCKS (94.9%)
  (Cost $7,433,817) .................                            7,180,384
                                                                ----------
                                         PRINCIPAL
                                          AMOUNT
                                          ------

SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (3.2%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02 (Amortized Cost
  $241,724) .........................   $241,724                   241,724
                                                                ----------
TOTAL INVESTMENTS (98.1%)
  (Cost/Amortized Cost
  $7,675,541) .......................                            7,422,108
OTHER ASSETS
  LESS LIABILITIES (1.9%) ...........                              147,196
                                                                ----------
NET ASSETS (100%) ...................                           $7,569,304
                                                                ==========

---------------------
*     Non-income producing.

    Glossary:
     ADR--American Depositary Receipt

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:


COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $9,543,994
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     2,070,597


As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation..........    $  393,622
Aggregate gross unrealized depreciation..........      (647,055)
                                                     ----------
Net unrealized depreciation .....................    $ (253,433)
                                                     ==========
Federal income tax cost of investments ..........    $7,675,541
                                                     ==========

For the period from December 31, 2001* to April 30, 2002 the Fund incurred approximately $40 as brokerage Commissions with Bernstein (Sanford C.) & Co., Inc., an affiliated broker/dealer.


----------
*     Commencement of Operations







                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
LONG-TERM DEBT SECURITIES:
CONSUMER DISCRETIONARY (8.1%)
AUTOMOBILES (1.0%)
DaimlerChrysler NA Holding
  2.12%, 9/16/02(d) ...............          $  100,000         $    99,873
  6.84%, 10/15/02 .................             200,000             203,426
  7.20%, 9/1/09 ...................              20,000              20,674
  8.00%, 6/15/10 ..................              45,000              48,715
                                                                -----------
                                                                    372,688
                                                                -----------
CASINOS & GAMING (0.8%)
Boyd Gaming Corp.
  8.75%, 4/15/12 ss. ..............             100,000             104,125
Park Place Entertainment Corp.
  7.95%, 8/1/03 ...................             100,000             101,778
Station Casinos, Inc.
  8.38%, 2/15/08 ..................             100,000             103,500
                                                                -----------
                                                                    309,403
                                                                -----------
HOTELS (1.9%)
Hilton Hotels Corp.
  7.70%, 7/15/02 ..................             100,000             100,485
ITT Corp.
  6.75%, 11/15/03 .................             100,000             100,353
  6.75%, 11/15/05 .................             100,000              99,050
MGM MIRAGE
  6.95%, 2/1/05 ...................             200,000             204,156
Mirage Resorts, Inc.
  6.63%, 2/1/05 ...................             100,000             101,283
Starwood Hotels & Resorts
  Worldwide, Inc.
  7.88%, 5/1/12 ss. (i) ...........             100,000             100,375
                                                                -----------
                                                                    705,702
                                                                -----------
MEDIA (4.4%)
AOL Time Warner, Inc.
  5.63%, 5/1/05 ...................              50,000              49,533
  6.88%, 5/1/12 ...................              40,000              37,942
  7.63%, 4/15/31 ..................              65,000              60,671
British Sky Broadcasting plc
  8.20%, 7/15/09 ..................             125,000             126,712
Charter Communications
  Holdings, LLC
  9.63%, 11/15/09 ss. .............             100,000              93,000
Comcast Cable Communications,
  Inc.
  6.38%, 1/30/06 ..................              65,000              65,216
  6.20%, 11/15/08 .................              20,000              19,126
  6.88%, 6/15/09 ..................              40,000              38,856
Continental Cablevision
  8.30%, 5/15/06 ..................             100,000             105,323
COX Communications, Inc.
  6.50%, 11/15/02 .................             200,000             202,430
  6.75%, 3/15/11 ..................             100,000              94,782
  6.15%, 8/1/33(d) ................             100,000             101,933
Rogers Cablesystems, Ltd.
  10.00%, 3/15/05 .................             200,000             215,000
Tele-Communications-TCI Group
  8.25%, 1/15/03 ..................             300,000             306,729
Time Warner, Inc.
  6.63%, 5/15/29 ..................              30,000              24,742


--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Viacom, Inc.
  7.75%, 6/1/05 ...................          $   30,000         $    32,360
  6.40%, 1/30/06 ..................              45,000              46,299
                                                                -----------
                                                                  1,620,654
                                                                -----------
  TOTAL CONSUMER DISCRETIONARY.....                               3,008,447
                                                                -----------
CONSUMER STAPLES (1.8%)
FOOD PRODUCTS (1.3%)
General Mills, Inc.
  5.13%, 2/15/07 ..................              50,000              49,169
  6.00%, 2/15/12 ..................              25,000              24,263
Kellogg Co.
  6.00%, 4/1/06 ...................              45,000              46,308
  6.60%, 4/1/11 ...................              35,000              35,973
Kraft Foods, Inc.
  5.63%, 11/1/11 ..................              40,000              38,676
RJ Reynolds Tobacco Holdings,
  Inc.
  7.38%, 5/15/03 ..................             150,000             154,662
  7.38%, 5/15/03 ss. ++ ...........             150,000             151,255
                                                                -----------
                                                                    500,306
                                                                -----------
FOOD RETAIL (0.5%)
Kroger Co.
  7.80%, 8/15/07 ..................              25,000              27,073
  2.66%, 8/16/12(d) ...............             150,000             150,035
                                                                -----------
                                                                    177,108
                                                                -----------
  TOTAL CONSUMER STAPLES ..........                                 677,414
                                                                -----------
ENERGY (1.1%)
INTEGRATED OIL & GAS (0.8%)
Amerada Hess Corp.
  7.88%, 10/1/29 ..................              45,000              48,543
Conoco Funding, Co.
  6.35%, 10/15/11 .................              25,000              25,280
Conoco, Inc.
  6.95%, 4/15/29 ..................              30,000              30,529
El Paso CGP Co.
  7.75%, 6/15/10 ..................             100,000             103,368
Occidental Petroleum Corp.
  6.75%, 1/15/12 ..................              25,000              25,738
  8.45%, 2/15/29 ..................              20,000              23,397
Phillips Petroleum Co.
  7.00%, 3/30/29 ..................              20,000              20,502
Transocean Sedco Forex, Inc.
  7.50%, 4/15/31 ..................              10,000              10,193
                                                                -----------
                                                                    287,550
                                                                -----------
OIL & GAS EXPLORATION &
  PRODUCTION (0.3%)
Anadarko Petroleum Corp.
  5.38%, 3/1/07 ...................              30,000              29,755
Burlington Resources Finance
  Co.
  7.40%, 12/1/31 ss. (i) ..........              30,000              30,705
Devon Energy Corp.
  7.95%, 4/15/32 ..................              10,000              10,595
Valero Energy Corp.
  7.50%, 4/15/32 ..................              30,000              30,356
                                                                -----------
                                                                    101,411
                                                                -----------
  TOTAL ENERGY ....................                                 388,961
                                                                -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                              PRINCIPAL                VALUE
                                                AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
FINANCIALS (84.0%)
ASSET BACKED (4.7%)
Asset Backed Securities Corp.
  Series 2002-HE1, Class A1,
     2.28%, 3/15/32 ......................    $  363,053         $   364,267
Bear Stearns Asset Backed
  Securities, Inc.,
  Series 2002-2, Class IIIA,
     2.04%, 6/15/16 ......................       168,081             168,082
Chase Funding Loan Acquisition
  Trust,
  Series 2001-FF1, Class A2,
     2.09%, 4/25/31 ......................       364,240             361,600
Citibank Credit Card Issuance
  Trust,
  Series 2002-A2, Class A2,
     1.93%, 2/15/07 ......................       150,000             149,885
Daimler Chrysler Auto Trust,
  Series 2001-B, Class A3,
     4.85%, 6/6/05 .......................       150,000             153,454
GMAC Mortgage Corp. Loan
  Trust,
  Series 1999-HLTV, Class A1,
     1.48%, 11/18/25 .....................       148,731             149,112
Merrill Lynch Mortgage
  Investors, Inc.,
  Series 2002-AFC1, Class AV1,
     2.22%, 4/25/31 ......................       206,637             207,156
Nissan Auto Receivables Owner
  Trust,
  Series 2002-B, Class A3,
     3.99%, 12/15/05 .....................       200,000             201,738
                                                                 -----------
                                                                   1,755,294
                                                                 -----------
BANKS (2.1%)
Bank One Corp.
  6.50%, 2/1/06 ..........................        75,000              78,546
Barclays Bank plc
  8.55%, 9/29/49 ss. (d) .................        50,000              56,441
European Investment Bank
  5.63%, 1/24/06 .........................       105,000             108,409
International Finance Corp.
  7.13%, 4/6/05 ..........................        30,000              32,614
  4.75%, 4/30/07 .........................        50,000              49,875
KBC Bank Fund Trust III
  9.86%, 11/29/49 ss. (d)(i) .............       125,000             144,213
KFW International Finance
  5.25%, 6/28/06 .........................        50,000              50,716
  4.75%, 1/24/07 .........................        50,000              49,698
Royal Bank of Scotland Group
  plc (ADR)
  9.12%, 12/31/49 ........................       125,000             144,114
Wachovia Corp.
  6.30%, 4/15/28(d) ......................        60,000              60,992
                                                                 -----------
                                                                     775,618
                                                                 -----------
COLLATERALIZED MORTGAGE
  OBLIGATIONS (10.5%)
Bear Stearns Adjustable Rate
  Mortgage Trust,
  Series 2001-A, Class AI1
    6.90%, 6/25/31 .......................        83,445              83,733

--------------------------------------------------------------------------------
                                              PRINCIPAL                VALUE
                                                AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
CS First Boston Mortgage
  Securities Corp.,
  Series 2002-AR2, Class 2A1
    2.25%, 2/25/32 .......................    $  289,440         $   289,006
  Series 2002-P1
    2.48%, 3/25/32 ss. (i)++ .............       298,733             298,733
Credit-Based Asset Servicing and
  Securitization,
  Series 2002-CB1, Class A2A
    2.19%, 1/25/32 .......................       387,126             387,841
Federal Home Loan Mortgage
  Corporation,
  Series 2412 OR
    5.25%, 7/15/11 .......................       481,597             491,291
  Series 2429 OA
    6.00%, 12/15/28 ......................       392,260             405,335
  Series 2142 Z
    6.50%, 4/15/29 .......................       340,108             317,404
  Series 2411 FJ
    2.21%, 12/15/29 ......................       528,296             529,769
Federal National Mortgage
  Association,
  Series 1999-13 PC
    6.00%, 9/25/11 .......................       200,000             205,686
  Series 304 2
    6.00%, 5/25/28 IO ....................       151,188              38,175
Federal National Mortgage
  Association, Grantor Trust,
  Series 2002-T3, Class B,
    5.76%, 12/25/11 ......................       175,000             174,851
First Horizon Asset Securities, Inc.,
  Series 2000-H, Class 1A
    7.00%, 5/25/30 .......................        48,893              50,253
Structured Asset Securities
  Corp.,
  Series 2002-9, Class A2
    2.16%, 10/25/27 ......................       200,000             200,000
  Series 2001-3A, Class 1A1
    2.33%, 3/25/31 .......................       142,642             142,892
Washington Mutual Mortgage
  Securities Corp.,
  Series 2001-2, Class A3
    6.01%, 4/25/31 .......................       280,000             279,118
                                                                 -----------
                                                                   3,894,087
                                                                 -----------
DIVERSIFIED FINANCIALS (9.9%)
Bear Stearns Cos., Inc.
  6.50%, 5/1/06 ..........................        15,000              15,463
CIT Group, Inc.
  6.50%, 6/14/02 .........................       200,000             200,227
  2.15%, 9/13/02(d) ......................       100,000              98,875
  6.38%, 10/1/02 .........................       100,000              98,812
Citigroup, Inc.
  6.75%, 12/1/05 .........................        75,000              79,590
  7.25%, 10/1/10 .........................        20,000              21,443
Credit Suisse First Boston, USA,
  Inc.
  5.75%, 4/15/07 .........................         5,000               5,022
DaimlerChrysler Financial
  Services North America, LLC
  2.00%, 8/8/02(d) .......................       100,000              99,907

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                            PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Ford Motor Credit Co.
  6.55%, 9/10/02 ........................   $  100,000         $   101,050
  7.75%, 11/15/02 .......................      100,000             101,250
  7.50%, 1/15/03 ........................      200,000             202,844
  6.88%, 2/1/06 .........................      105,000             106,367
  7.88%, 6/15/10 ........................       65,000              67,326
General Electric Capital Corp.
  6.65%, 9/3/02 .........................       50,000              50,742
  6.80%, 11/1/05 ........................       15,000              15,927
  5.35%, 3/30/06 ........................       75,000              75,965
General Motors Acceptance
  Corp.
  7.45%, 6/6/02 .........................      100,000             100,505
  5.88%, 1/22/03 ........................      100,000             101,715
  2.01%, 8/18/03(d) .....................      200,000             197,853
  6.75%, 1/15/06 ........................       40,000              41,320
  7.75%, 1/19/10 ........................       30,000              31,761
  7.25%, 3/2/11 .........................      120,000             122,855
Golden State Bancorp, Inc.
  2.91%, 8/1/03(d) ......................      300,000             296,835
Household Finance Corp.
  5.88%, 11/1/02 ........................      150,000             151,923
  3.17%, 3/11/04(d) .....................      150,000             151,511
John Deere Capital Corp.
  7.00%, 3/15/12 ........................       35,000              35,844
Lehman Brothers Holdings. Inc.
  6.25%, 5/15/06 ........................       25,000              25,757
  6.63%, 1/18/12 ........................       40,000              39,650
Morgan Stanley Dean Witter &
  Co.
  5.80%, 4/1/07 .........................       45,000              45,465
  6.75%, 4/15/11 ........................       10,000              10,100
  6.60%, 4/1/12 .........................       10,000               9,995
  8.15%, 5/1/12 ss. (d)(i) ..............      250,000             250,987
National Rural Utilities
  Cooperative Finance Corp.
  2.94%, 4/26/04(d) .....................      300,000             300,000
Pemex Finance, Ltd.
  9.03%, 2/15/11++++ ....................      100,000             110,905
Redwood Capital II, Ltd.
  5.05%, 1/1/04 ss. ++ ..................      100,000             100,000
Sears Roebuck Acceptance
  7.00%, 2/1/11++++ .....................       15,000              15,449
Steers Delaware Business Trust,
  7.52%, 5/27/03 ss. (d)(i) .............      100,000             100,000
Verizon Global Funding Corp.
  7.25%, 12/1/10 ........................       60,000              60,196
                                                               -----------
                                                                 3,641,436
                                                               -----------
FOREIGN GOVERNMENT (4.4%)
Croatia Government
  International Bond
  2.88%, 7/31/06(d) .....................       91,461              90,890
Egypt Government Bond
  7.63%, 7/11/06 ss. (i) ................      100,000             102,750
Federal Republic of Brazil
  11.50%, 3/12/08 .......................       50,000              49,625
  8.00%, 4/15/14 ........................      123,141              96,126
Federated Republic of Germany
  4.00%, 2/16/07 ........................      270,000             235,975
Government of Canada
  6.00%, 6/1/11 .........................      346,000             225,935


--------------------------------------------------------------------------------
                                            PRINCIPAL                VALUE
                                              AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
Government of New Zealand
  6.00%, 11/15/11 .......................   $  151,000         $    64,070
Republic of Italy
  5.00%, 6/15/03 ........................      300,000             273,789
Republic of Panama
  8.25%, 4/22/08 ........................      100,000             100,500
Republic of Peru
  9.13%, 2/21/12 ss. ....................       50,000              48,250
Republic of South Africa
  9.13%, 5/19/09 ........................      100,000             110,800
United Mexican States
  8.50%, 2/1/06 .........................      150,000             162,075
  7.50%, 1/14/12 ........................       60,000              60,930
                                                               -----------
                                                                 1,621,715
                                                               -----------
INSURANCE (0.4%)
Allstate Corp.
  7.20%, 12/1/09 ........................       75,000              80,654
Marsh & McLennan Companies,
  Inc.
  6.25%, 3/15/12 ss. ....................       30,000              30,420
Metlife, Inc.
  6.13%, 12/1/11 ........................       30,000              29,908
                                                               -----------
                                                                   140,982
                                                               -----------
MORTGAGE RELATED (1.0%)
Chase Commercial Mortgage
  Securities Corp.,
  Series 1999-2, Class A2,
  7.20%, 1/15/32 ........................       75,000              80,695
COMM,
  Series 1999-1, Class A2,
  6.46%, 9/15/08 ........................       50,000              52,267
LB-UBS Commercial Mortgage
  Trust,
  Series 2000-C5, Class A2,
  6.51%, 12/15/26 .......................      125,000             130,134
Prudential Securities Secured
  Financing Co.,
  Series 1999-NRF1, Class A2,
  6.48%, 1/15/09 ........................      100,000             104,342
                                                               -----------
                                                                   367,438
                                                               -----------
REAL ESTATE (1.1%)
EOP Operating LP
  6.38%, 2/15/03 ........................      200,000             204,200
Equity Residential Properties
  Trust
  6.63%, 3/15/12 ........................       75,000              75,465
Host Marriott L.P.
  8.38%, 2/15/06 ........................      100,000             100,500
Spieker Properties, Inc.
  7.50%, 10/1/27 ........................       20,000              19,216
                                                               -----------
                                                                   399,381
                                                               -----------
U.S. GOVERNMENT (12.6%)
U.S. Treasury Bonds
  10.38%, 11/15/12 ......................      325,000             412,038
  9.25%, 2/15/16 ........................      330,000             446,272
  8.13%, 8/15/19 ........................      165,000             208,751
  8.50%, 2/15/20 ........................      520,000             681,361
  8.00%, 11/15/21 .......................      250,000             316,602

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

----------------------------------------------------------------------------
                                         PRINCIPAL                VALUE
                                           AMOUNT                (NOTE 1)
----------------------------------------------------------------------------
U.S. Treasury Notes
  3.38%, 4/30/04 .....................   $  850,000         $   852,125
  5.75%, 11/15/05 ....................      150,000             158,156
  3.50%, 11/15/06 ....................    1,205,000           1,160,186
  6.00%, 8/15/09 .....................       95,000             101,101
  5.00%, 8/15/11 .....................       50,000              49,602
  4.88%, 2/15/12 .....................      135,000             132,701
U.S. Treasury Strip
 (Zero Coupon), 11/15/21 ..... .......      375,000             117,356
                                                            -----------
                                                              4,636,251
                                                            -----------
U.S. GOVERNMENT AGENCIES (37.3%)
Federal Home Loan Mortgage
  Corporation,
  5.25%, 1/15/06 .....................      150,000             154,218
  6.63%, 9/15/09 .....................      100,000             107,375
  7.00%, 3/15/10 .....................       75,000              82,254
  6.00%, 1/1/17 ......................      491,035             498,243
  6.00%, 2/1/17 ......................      986,880           1,001,368
Federal National Mortgage
  Association,
  5.50%, 2/15/06 .....................      475,000             492,072
  5.50%, 1/1/17 ......................    1,483,155           1,472,951
  5.50%, 4/1/17 ......................    1,000,000             993,120
  6.00%, 11/1/28 .....................      196,857             195,381
  6.50%, 11/1/31 .....................       97,349              98,504
  7.00%, 1/1/32 ......................      149,762             154,488
  6.00%, 5/15/32 .....................    4,500,000           4,510,145
  6.50%, 5/25/32 .....................      700,000             708,316
  5.50%, 5/25/16, TBA ................    1,000,000             993,130
  6.00%, 5/25/17, TBA ................    1,000,000           1,013,130
  6.00%, 5/25/32, TBA ................    1,200,000           1,185,756
Government National Mortgage
  Association,
  6.75%, 7/20/27 .....................       98,073             101,031
                                                            -----------
                                                             13,761,482
                                                            -----------
  TOTAL FINANCIALS ...................                       30,993,684
                                                            -----------
HEALTH CARE (0.8%)
HEALTH CARE EQUIPMENT &
  SERVICES (0.7%)
Beverly Enterprises, Inc.
  9.00%, 2/15/06 .....................      100,000             101,750
HCA, Inc.
  3.51%, 9/19/02(d) ..................      150,000             150,083
Wellpoint Health Networks
  6.38%, 1/15/12 .....................       15,000              15,053
                                                            -----------
                                                                266,886
                                                            -----------
PHARMACEUTICALS (0.1%)
Bristol-Myers Squibb Co.
  4.75%, 10/1/06 .....................       15,000              14,855
                                                            -----------
  TOTAL HEALTH CARE ..................                          281,741
                                                            -----------
INDUSTRIALS (5.7%)
AEROSPACE & DEFENSE (1.9%)
Honeywell International, Inc.
  6.88%, 10/3/05 .....................       20,000              21,104
  7.50%, 3/1/10 ......................       35,000              38,199
Lockheed Martin Corp.
  7.25%, 5/15/06 .....................       30,000              31,945
  8.20%, 12/1/09 .....................       75,000              85,102

-----------------------------------------------------------------------------
                                         PRINCIPAL                VALUE
                                           AMOUNT                (NOTE 1)
-----------------------------------------------------------------------------
Martin Marietta Corp.
  6.50%, 4/15/03 .....................   $  200,000         $   205,211
Northrop Grumman Corp.
  7.13%, 2/15/11 .....................       35,000              35,822
Raytheon Co.
  6.45%, 8/15/02 .....................      100,000             100,885
  7.90%, 3/1/03 ......................      100,000             102,956
  6.55%, 3/15/10 .....................       40,000              40,097
United Technologies Corp.
  7.13%, 11/15/10 ....................       55,000              59,131
                                                            -----------
                                                                720,452
                                                            -----------
AIRLINES (1.6%)
American Airlines, Inc.,
  7.02%, 10/15/09 ....................      150,000             154,170
  7.86%, 10/1/11 ss. (i) .............      100,000             106,104
Delta Air Lines, Inc.
  7.57%, 11/18/10 ....................      300,000             315,806
                                                            -----------
                                                                576,080
                                                            -----------
COMMERCIAL SERVICES & SUPPLIES (1.1%)
Allied Waste North America
  7.38%, 1/1/04 ......................      100,000              99,000
Waste Management, Inc.
  6.63%, 7/15/02 .....................      100,000             100,552
  7.70%, 10/1/02(e) ..................      107,500             109,123
  6.50%, 12/15/02 ....................      100,000             101,428
                                                            -----------
                                                                410,103
                                                            -----------
ELECTRICAL EQUIPMENT (0.3%)
Midwest Generation, LLC
  8.56%, 1/2/16 ......................      100,000              98,423
                                                            -----------
INDUSTRIAL CONGLOMERATES (0.1%)
Tyco International Group S.A.
  6.38%, 10/15/11 ....................       30,000              23,864
                                                            -----------
RAILROADS (0.7%)
Burlington Northern Santa Fe
  Corp.
  6.38%, 12/15/05 ....................       60,000              62,027
Canadian National Railway Co.
  6.90%, 7/15/28 .....................       30,000              30,007
Norfolk Southern Corp.
  6.95%, 5/1/02 ......................      118,500             118,513
  7.05%, 5/1/37 ......................       50,000              52,525
                                                            -----------
                                                                263,072
                                                            -----------
  TOTAL INDUSTRIALS ..................                        2,091,994
                                                            -----------
MATERIALS (0.6%)
CHEMICALS (0.1%)
Dow Chemical Co.
  5.75%, 12/15/08 ....................       35,000              34,364
                                                            -----------
PAPER & FOREST PRODUCTS (0.5%)
Weyerhaeuser Co.
  3.09%, 9/15/03 ss. (d) .............      100,000             100,002
  6.13%, 3/15/07 ss. .................       50,000              50,568
  5.95%, 11/1/08 ss. .................       35,000              34,571
                                                            -----------
                                                                185,141
                                                            -----------
  TOTAL MATERIALS ....................                          219,505
                                                            -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES (5.5%)
DIVERSIFIED TELECOMMUNICATION
  SERVICES (5.3%)
AT&T Corp.
  7.30%, 11/15/11 ss. ...................   $    90,000         $    82,788
  8.00%, 11/15/31 ss. ...................       160,000             140,630
Brithish Telecommunications plc
  3.30%, 12/15/03(d) ....................       200,000             200,345
CenturyTel, Inc.
  7.75%, 10/15/12(d) ....................       100,000             101,625
Deutsche Telekom International
  Finance BV
  8.00%, 6/15/10(e) .....................        15,000              15,796
France Telecom
  9.00%, 3/1/31(e) ......................       150,000             157,206
PanAmSat Corp.
  6.00%, 1/15/03 ........................       100,000              99,795
Qwest Capital Funding, Inc.
  6.13%, 7/15/02 ........................       100,000              96,000
  5.88%, 8/3/04 .........................        10,000               8,188
  7.00%, 8/3/09 .........................        55,000              39,335
  7.25%, 2/15/11 ........................       100,000              72,564
Qwest Corp.
  6.38%, 10/15/02 .......................       100,000              98,257
  7.63%, 6/9/03 .........................       100,000              97,000
Sprint Capital Corp.
  7.63%, 6/10/02 ........................       200,000             199,139
  8.38%, 3/15/12 ss. ....................       230,000             226,443
Verizon New Jersey, Inc.
  5.88%, 1/17/12 ........................        35,000              32,314
Verizon Pennsylvania
  5.65%, 11/15/11 .......................        20,000              18,153
Worldcom, Inc. - WorldCom
  Group
  7.38%, 1/15/03 ss. (d)(i) .............       300,000             234,000
  6.40%, 8/15/05 ........................        11,000               5,500
  7.38%, 1/15/06 ss. ....................         9,000               4,320
  8.25%, 5/15/10 ........................        65,000              31,200
  7.50%, 5/15/11 ........................        15,000               7,050
  8.25%, 5/15/31 ........................         5,000               2,200
                                                                -----------
                                                                  1,969,848
                                                                -----------
WIRELESS TELECOMMUNICATION
  SERVICES (0.2%)
Vodafone Group, Plc
  7.75%, 2/15/10 ........................        65,000              69,512
                                                                -----------
  TOTAL TELECOMMUNICATION
     SERVICES ...........................                         2,039,360
                                                                -----------
UTILITIES (6.0%)
ELECTRIC UTILITIES (4.4%)
Dominion Resources, Inc.
  2.65%, 9/16/02(d) .....................       100,000             100,081
  8.13%, 6/15/10 ........................        85,000              93,501
DTE Energy Co.
  6.00%, 6/1/04 .........................        40,000              41,106

--------------------------------------------------------------------------------
                                             PRINCIPAL                VALUE
                                               AMOUNT                (NOTE 1)
--------------------------------------------------------------------------------
  7.05%, 6/1/11 .........................   $    40,000         $    41,220
Entergy Mississippi, Inc.
  7.75%, 2/15/03 ........................       100,000             102,997
Exelon Corp.
  6.75%, 5/1/11 .........................        15,000              15,215
FirstEnergy Corp.
  7.38%, 11/15/31 .......................        35,000              32,803
Illinois Power Co.
  6.25%, 7/15/02 ........................       150,000             149,778
Indiana Michigan Power Co.
  2.53%, 9/3/02(d) ......................       200,000             200,031
Niagara Mohawk Power Corp.
  5.88%, 9/1/02 .........................       200,000             201,673
  7.25%, 10/1/02 ........................       151,220             153,751
Progress Energy Inc.
  6.75%, 3/1/06 .........................        75,000              77,721
  6.85%, 4/15/12 ........................        20,000              20,341
PSEG Energy Holdings, Inc.
  6.13%, 8/1/02 .........................       200,000             201,641
  8.50%, 6/15/11 ........................       100,000              99,094
Toledo Edison Co.
  8.70%, 9/1/02 .........................       100,000             101,408
                                                                -----------
                                                                  1,632,361
                                                                -----------
GAS UTILITIES (0.2%)
EL Paso Corp.
  7.75%, 1/15/32 ........................        60,000              59,939
Kinder Morgan, Inc.
  6.65%, 3/1/05 .........................        30,000              31,166
                                                                -----------
                                                                     91,105
                                                                -----------
MULTI-UTILITIES (1.4%)
Dynegy Holdings, Inc.
  6.88%, 4/1/11 .........................       100,000              86,618
  8.75%, 2/15/12 ........................       100,000              96,000
Williams Cos.
  6.20%, 8/1/02 .........................       150,000             150,022
  7.75%, 6/15/31 ........................       100,000              93,613
  8.75%, 3/15/32 ss. (i) ................        70,000              73,641
                                                                -----------
                                                                    499,894
                                                                -----------
  TOTAL UTILITIES .......................                         2,223,360
                                                                -----------
  TOTAL LONG-TERM DEBT
     SECURITIES (113.6%)
     (Cost $41,928,704)..................                        41,924,466
                                                                -----------
SHORT-TERM DEBT SECURITIES:
TIME DEPOSIT (1.4%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02 .........................   $   527,367             527,367
                                                                -----------
U.S. GOVERNMENT (0.4%)
U.S. Treasury Bill++++
 (Discount Note), 5/2/02 ................       125,000             124,988
                                                                -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (1.8%)
  (Amortized Cost $652,355)..............                           652,355
                                                                -----------

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Continued)
April 30, 2002 (Unaudited)

-----------------------------------------------------------------------
                                          NUMBER OF           VALUE
                                        CONTRACTS (B)       (NOTE 1)
-----------------------------------------------------------------------
OPTIONS PURCHASED:
PUT OPTIONS (0.0%)
  Eurodollar
  June @ $97.975*...................         40          $       250
  90 Day Eurodollar Future
  June @ $95.75*....................         10                   62
  September @ $95.25*...............          2                   13
  December @ $94.25*................          5                   62
                                                         -----------
TOTAL OPTIONS PURCHASED (0.0%)
  (Cost $1,695).....................                             387
                                                         -----------
TOTAL INVESTMENTS BEFORE WRITTEN
  OPTIONS (115.4%)
  (Cost/Amortized Cost
  $42,582,754)......................                      42,577,208
                                                         -----------
OPTIONS WRITTEN:
CALL OPTIONS (--0.0%)
  10 Year U.S. Treasury Note Future*
     May @ $106.00*.................        (10)              (5,625)
     May @ $107.00*.................         (7)              (1,750)
     May @ $108.00*.................         (7)                (656)
     May @ $109.00*.................         (6)                (188)
                                                         -----------
                                                              (8,219)
                                                         -----------
PUT OPTIONS (--0.1%)
  Eurodollar
     June @ $97.00*.................         (7)                 (44)
  90 Day Eurodollar Future
     June @ $97.50*.................        (24)             (15,000)
  10 Year U.S. Treasury Note Future
     May @ $100.00*.................        (34)                (531)
     May @ $102.00*.................         (6)                (281)
  5 Year U.S. Treasury Note Future
     August @ $100.00*..............        (10)              (4,844)
                                                         -----------
                                                             (20,700)
                                                         -----------
TOTAL WRITTEN OPTIONS (--0.1%)
  (Cost --$35,049) (Note 1).........                         (28,919)
                                                         -----------
TOTAL INVESTMENTS AFTER OPTIONS
  WRITTEN (115.3%)
  (Cost/ Amortized Cost
  $42,547,705)......................                      42,548,289
OTHER ASSETS AND
  LIABILITIES (--15.3%) ............                      (5,657,002)
                                                         -----------
NET ASSETS (100%) ..................                     $36,891,287
                                                         ===========


---------------------
*           Non-income producing.
++ Securities (totaling $549,988 or 1.49% of net assets) valued at fair value.
++++ All, or a portion of security held by broker as collateral for financial futures contracts.
ss. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2002, these securities amounted to $2,664,321 or 7.2% of net assets.
(b)         One contract relates to 100 shares.
(d)         Floating Rate Note. Stated interest rate in effect at April 30,
            2002.
(e) Step Bond. Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at Aril 30, 2002.
(i)         Illiquid security.
            Glossary:
              ADR -- American Depositary Receipt
              IO -- Interest only.
              TBA -- Security is subject to delayed delivery.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
PORTFOLIO OF INVESTMENTS (Concluded)
April 30, 2002 (Unaudited)


--------------------------------------------------------------------------------
At April 30, 2002, the Fund had outstanding foreign currency contracts to sell foreign currencies as follows: (Note 1)

                                                        LOCAL
                                                      CONTRACT       COST ON         U.S. $
                                                       AMOUNT      ORIGINATION      CURRENT       UNREALIZED
                                                       (000'S)         DATE          VALUE       DEPRECIATION
                                                     --------------------------------------------------------
FOREIGN CURRENCY SELL CONTRACTS
Canadian Dollar, expiring 5/21/02 ................   367             $230,392      $233,968       $  (3,576)
European Monetary Unit, expiring 5/22/02 .........   575              505,892       517,574         (11,682)
New Zealand Dollar, expiring 5/15/02 .............   147               62,847        65,678          (2,831)
                                                                                                  ---------
                                                                                                  $ (18,089)
                                                                                                  =========

At April 30, 2002, the Fund had the following futures contracts open: (Note 1)



                                                                                              UNREALIZED
                            NUMBER OF      EXPIRATION       ORIGINAL         VALUE AT        APPRECIATION
SALES:                      CONTRACTS         DATE            VALUE          04/30/02       (DEPRECIATION)
------                     -------------------------------------------------------------------------------
US 5YR T-Note ..........         (9)     June-02           $ (939,203)      $ (954,421)       $ (15,218)
US 10YR T-Note .........         (4)     June-02             (419,499)        (422,250)          (2,751)
                                                                                              ---------
                                                                                              $ (17,969)
                                                                                              =========
PURCHASES:
----------
US 10YR T-Note .........        6        June-02              629,250          633,375        $   4,125
US Long T-Bond .........       25        June-02            2,516,536        2,557,812           41,276
Eurodollar .............       19        December-02        4,594,125        4,601,800            7,675
                                                                                              ---------
                                                                                              $  53,076
                                                                                              =========

Options written for the period from December 31, 2001* to April 30, 2002 were as follows: (Note 1)


                                                            NUMBER OF       PREMIUM
                                                            CONTRACTS      RECEIVED
                                                           -----------   ------------
Options Outstanding - December 31, 2001* ...............         --              --
Options Written ........................................        151        $ 53,797
Options Terminated in Closing Purchase Transactions.....        (34)        (15,218)
Options Expired ........................................         (6)         (3,530)
                                                              ------      ---------
Options Outstanding - April 30, 2002 ...................        111        $ 35,049
                                                              =====       =========

Investment security transactions for the period from December 31, 2001* to April 30, 2002 were as follows:

COST OF PURCHASES:
Stocks and long-term corporate debt securities .........    $79,411,515
U.S. Government securities .............................     23,759,955
NET PROCEEDS OF SALES AND REDEMPTIONS:
Stocks and long-term corporate debt securities .........     46,697,011
U.S. Government securities .............................     19,308,745

As of April 30, 2002, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:


Aggregate gross unrealized appreciation .........     $   308,901
Aggregate gross unrealized depreciation .........        (314,447)
                                                      -----------
Net unrealized depreciation .....................     $    (5,546)
                                                      ===========
Federal income tax cost of investments ..........     $42,582,754
                                                      ===========

----------
*     Commencement of Operations.

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
April 30, 2002 (Unaudited)

-------------------------------------------------------------------------
                                             PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
-------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES:
CERTIFICATES OF DEPOSIT (4.8%)
Lasalle Bank Chicago Illinois
  5.89%, 8/26/02 ......................     $  500,000     $   500,000
                                                           -----------
COMMERCIAL PAPER (36.9%)
AWB Finance Ltd.
  5.17%, 5/28/02 ss. ..................        500,000         499,303
Bemis Co., Inc.
  4.89%, 5/21/02 ss. ..................        500,000         499,511
CDC Commercial Paper Corp.
  4.86%, 5/15/02 ss. ..................        250,000         249,830
General Reinsurance Corp.
  5.36%, 6/26/02 ......................        500,000         498,499
Marsh & McLennan Co., Inc.
  4.86%, 5/15/02 ss. ..................        450,000         449,692
Nike
  4.92%, 5/9/02 .......................        400,000         399,843
SBC Communications, Inc.
  4.86%, 5/17/02 ss. ..................        250,000         249,806
Schlumber Technology
  4.94%, 5/3/02 ss.  ..................        500,000         499,951
Tasmanian Public Finance Corp.
  5.36%, 6/26/02 ......................        500,000         498,499
                                                           -----------
  TOTAL COMMERCIAL PAPER ..............                      3,844,934
                                                           -----------

-------------------------------------------------------------------------
                                             PRINCIPAL          VALUE
                                              AMOUNT          (NOTE 1)
-------------------------------------------------------------------------
TIME DEPOSIT (0.5%)
JPMorgan Chase Nassau,
  1.32%, 5/1/02 .......................     $   53,792     $    53,792
                                                           -----------
U. S. GOVERNMENT (57.6%)
Federal Home Loan Mortgage
  Association 4.97%, 5/1/02 ...........      6,000,000       6,000,000
                                                           -----------
TOTAL SHORT-TERM DEBT
  SECURITIES (99.8%)
  (Amortized Cost $10,398,726).........                     10,398,726
OTHER ASSETS
  LESS LIABILITIES (0.2%) .............                         21,109
                                                           -----------
NET ASSETS (100%) .....................                    $10,419,835
                                                           ===========
Federal income tax costs of
  investments .........................                    $10,398,726
                                                           ===========

----------
ss. Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may also be resold to qualified institutional buyers. At April 30, 2002, these securities amounted to $2,448,095 or 23.49% of net assets.



                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,346,893) (Note 1)..............    $  9,186,191
   Deferred organizational costs (Note 1) .......................          36,581
   Receivable for Trust shares sold .............................          34,453
   Receivable from investment manager ...........................          18,087
   Receivable for securities sold ...............................          12,025
   Dividends, interest and other receivables ....................           2,119
   Other assets .................................................           1,853
                                                                     ------------
    Total assets ................................................       9,291,309
                                                                     ------------
 LIABILITIES
   Overdraft payable ............................................          41,179
   Payable for securities purchased .............................          76,062
   Administrative fees payable ..................................           9,018
   Payable to custodian .........................................           7,357
   Distribution fees payable ....................................           1,776
   Accrued expenses (Note 1) ....................................          24,680
                                                                     ------------
    Total liabilities ...........................................         160,072
                                                                     ------------
 NET ASSETS                                                          $  9,131,237
                                                                     ============
   Net assets were comprised of:
   Paid in capital ..............................................    $ 10,441,260
   Accumulated undistributed net investment loss ................         (18,181)
   Accumulated undistributed net realized loss ..................        (131,140)
   Unrealized depreciation on investments .......................      (1,160,702)
                                                                     ------------
   Net assets, April 30, 2002 ...................................    $  9,131,237
                                                                     ============
 CLASS A
   Net asset value and redemption price per share $1,339,308/
    156,287 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $       8.57
   Maximum sales charge (5.5% of offering price) ................            0.50
                                                                     ------------
   Maximum offering price to public .............................    $       9.07
                                                                     ============
 CLASS B
   Net asset value, offering and redemption price per share
    $1,634,622 /191,122 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $       8.55
                                                                     ============
 CLASS C
   Net asset value and redemption price per share $255,152/
    29,838 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)...................................    $       8.55
   Maximum sales charge (1% of offering price) ..................            0.09
                                                                     ------------
   Maximum offering price to public .............................    $       8.64
                                                                     ============
 CLASS Z
   Net asset value, offering and redemption price per share
    $5,902,155 /687,890 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $       8.58
                                                                     ============


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ................................................    $     13,517
   Interest .................................................           2,584
                                                                 ------------
    Total income ............................................          16,101
                                                                 ------------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........          74,427
   Administrative fees ......................................          51,073
   Investment management fees ...............................          26,605
   Professional fees ........................................          22,155
   Printing and mailing expenses ............................          10,271
   Custodian fees ...........................................           7,357
   Trustees' fees ...........................................           4,408
   Distribution fees--Class A ...............................             613
   Distribution fees--Class B ...............................           3,021
   Distribution fees--Class C ...............................             623
   Miscellaneous ............................................          13,940
                                                                 ------------
    Gross expenses ..........................................         214,493
                                                                 ------------
   Less:  Waiver of investment management fees (Note 6) .....         (26,605)
        Reimbursement from investment manager ...............        (151,733)
        Fees paid indirectly (Note 1) .......................          (1,873)
                                                                 ------------
    Net expenses ............................................          34,282
                                                                 ------------
 NET INVESTMENT LOSS ........................................         (18,181)
                                                                 ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ..............................        (131,140)
   Net change in unrealized depreciation on securities ......      (1,160,702)
                                                                 ------------
 NET REALIZED AND UNREALIZED LOSS ...........................      (1,291,842)
                                                                 ------------
 NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ...........................................    $ (1,310,023)
                                                                 ============

                                                                               DECEMBER 31, 2001*
                                                                               TO APRIL 30, 2002
                                                                                  (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                            -------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss ......................................................      $    (18,181)
 Net realized loss on investments .........................................          (131,140)
 Net change in unrealized depreciation on investments .....................        (1,160,702)
                                                                                 ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................        (1,310,023)
                                                                                 ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [166,380 shares] .....................................         1,577,090
 Capital shares repurchased [(10,093) shares] .............................           (89,803)
                                                                                 ------------
 Total Class A transactions ...............................................         1,487,287
                                                                                 ------------
 CLASS B
 Capital shares sold [191,185 shares] .....................................         1,802,100
 Capital shares repurchased [(63) shares] .................................              (583)
                                                                                 ------------
 Total Class B transactions ...............................................         1,801,517
                                                                                 ------------
 CLASS C
 Capital shares sold [29,838 shares] ......................................           287,370
                                                                                 ------------
 CLASS Z
 Capital shares sold [695,523 shares] .....................................         6,935,913
 Capital shares repurchased [(7,633) shares] ..............................           (70,827)
                                                                                 ------------
 Total Class Z transactions ...............................................         6,865,086
                                                                                 ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ....        10,441,260
                                                                                 ------------
TOTAL INCREASE IN NET ASSETS ..............................................         9,131,237
NET ASSETS:
 Beginning of period ......................................................                --
                                                                                 ------------
 End of period (a) ........................................................      $  9,131,237
                                                                                 ============
----------
 (a)  Includes accumulated undistributed net investment loss of ...........      $    (18,181)
                                                                                 ------------

     *   Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,644,227) (Note 1).............    $10,113,246
   Cash ........................................................        182,452
   Receivable for securities sold ..............................         81,092
   Receivable for Trust shares sold ............................         67,073
   Deferred organizational costs (Note 1) ......................         36,738
   Receivable from investment manager ..........................         16,725
   Dividends, interest and other receivables ...................         10,415
   Other assets ................................................          1,853
                                                                    -----------
    Total assets ...............................................     10,509,594
                                                                    -----------
 LIABILITIES
   Payable for securities purchased ............................        156,542
   Payable for Trust shares redeemed ...........................         20,688
   Administrative fees payable .................................          7,855
   Payable to custodian ........................................          7,357
   Distribution fees payable ...................................          2,014
   Accrued expenses (Note 1) ...................................         25,609
                                                                    -----------
    Total liabilities ..........................................        220,065
                                                                    -----------
 NET ASSETS ....................................................    $10,289,529
                                                                    ===========
   Net assets were comprised of:
   Paid in capital .............................................    $10,922,574
   Accumulated undistributed net investment income .............          1,149
   Accumulated undistributed net realized loss .................       (103,213)
   Unrealized depreciation on investments ......................       (530,981)
                                                                    -----------
    Net assets, April 30, 2002 .................................    $10,289,529
                                                                    ===========
 CLASS A
   Net asset value and redemption price per share $863,811/
    92,159 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)..................................    $      9.37
   Maximum sales charge (5.5% of offering price) ...............           0.55
                                                                    -----------
   Maximum offering price to public ............................    $      9.92
                                                                    ===========
 CLASS B
   Net asset value, offering and redemption price per share
    $1,923,108 /205,771 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)......................    $      9.35
                                                                    ===========
 CLASS C
   Net asset value and redemption price per share $324,908/
    34,762 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)..................................    $      9.35
   Maximum sales charge (1% of offering price) .................           0.09
                                                                    -----------
   Maximum offering price to public ............................    $      9.44
                                                                    ===========
 CLASS Z
   Net asset value, offering and redemption price per share
    $7,177,702 /765,422 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)......................    $      9.38
                                                                    ===========

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ................................................     $   33,704
   Interest .................................................          4,764
                                                                  ----------
    Total income ............................................         38,468
                                                                  ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........         74,427
   Administrative fees ......................................         51,444
   Investment management fees ...............................         29,075
   Professional fees ........................................         22,976
   Printing and mailing expenses ............................         11,022
   Custodian fees ...........................................          7,357
   Trustees' fees ...........................................          4,658
   Distribution fees--Class A ...............................            396
   Distribution fees--Class B ...............................          3,659
   Distribution fees--Class C ...............................            673
   Miscellaneous ............................................         13,370
                                                                  ----------
    Gross expenses ..........................................        219,057
                                                                  ----------
   Less:  Waiver of investment management fees (Note 6) .....        (29,075)
        Reimbursement from investment manager ...............       (150,250)
        Fees paid indirectly (Note 1) .......................         (2,413)
                                                                  ----------
    Net expenses ............................................         37,319
                                                                  ----------
 NET INVESTMENT INCOME ......................................          1,149
                                                                  ----------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ..............................       (103,213)
   Net change in unrealized depreciation on securities ......       (530,981)
                                                                  ----------
 NET REALIZED AND UNREALIZED LOSS ...........................       (634,194)
                                                                  ----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................     $ (633,045)
                                                                  ==========


                                                                               DECEMBER 31, 2001*
                                                                               TO APRIL 30, 2002
                                                                                  (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                            -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ....................................................       $     1,149
 Net realized loss on investments .........................................          (103,213)
 Net change in unrealized depreciation on investments .....................          (530,981)
                                                                                  -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................          (633,045)
                                                                                  -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [97,054 shares] ......................................           961,390
 Capital shares repurchased [(4,895) shares] ..............................           (47,977)
                                                                                  -----------
 Total Class A transactions ...............................................           913,413
                                                                                  -----------
 CLASS B
 Capital shares sold [208,039 shares] .....................................         2,050,992
 Capital shares repurchased [(2,268) shares] ..............................           (21,178)
                                                                                  -----------
 Total Class B transactions ...............................................         2,029,814
                                                                                  -----------
 CLASS C
 Capital shares sold [34,762 shares] ......................................           342,858
                                                                                  -----------
 CLASS Z
 Capital shares sold [776,016 shares] .....................................         7,742,410
 Capital shares repurchased [(10,594) shares] .............................          (105,921)
                                                                                  -----------
 Total Class Z transactions ...............................................         7,636,489
                                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS .....        10,922,574
                                                                                  -----------
TOTAL INCREASE IN NET ASSETS ..............................................        10,289,529
NET ASSETS:
 Beginning of period ......................................................                --
                                                                                  -----------
 End of period (a) ........................................................       $10,289,529
                                                                                  ===========
----------
 (a) Includes accumulated undistributed net investment income of ..........       $     1,149
                                                                                  -----------

  * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,334,396) (Note 1)..............    $10,409,894
   Receivable for securities sold ...............................        111,140
   Receivable for Trust shares sold .............................         76,879
   Deferred organizational costs (Note 1) .......................         36,326
   Receivable from investment manager ...........................         17,308
   Dividends, interest and other receivables ....................         12,822
   Other assets .................................................          1,853
                                                                     -----------
    Total assets ................................................     10,666,222
                                                                     -----------
 LIABILITIES
   Overdraft payable (foreign cash payable $9,876)...............        196,801
   Payable for securities purchased .............................         81,616
   Administrative fees payable ..................................          8,697
   Payable to custodian .........................................          7,357
   Trustees' fees payable .......................................          2,077
   Accrued expenses (Note 1) ....................................         24,602
                                                                     -----------
    Total liabilities ...........................................        321,150
                                                                     -----------
 NET ASSETS .....................................................    $10,345,072
                                                                     ===========
   Net assets were comprised of:
   Paid in capital ..............................................    $10,434,009
   Accumulated undistributed net investment income ..............         11,097
   Accumulated undistributed net realized loss ..................       (175,527)
   Unrealized appreciation on investments and foreign
    currencies ..................................................         75,493
                                                                     -----------
   Net assets, April 30, 2002 ...................................    $10,345,072
                                                                     ===========
 CLASS A
   Net asset value and redemption price per share $1,096,238/
    111,033 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $      9.87
   Maximum sales charge (5.5% of offering price) ................           0.57
                                                                     -----------
   Maximum offering price to public .............................    $     10.44
                                                                     ===========
 CLASS B
   Net asset value, offering and redemption price per share
    $2,124,018 /215,414 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $      9.86
                                                                     ===========
 CLASS C
   Net asset value and redemption price per share $359,203/
    36,443 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)...................................    $      9.86
   Maximum sales charge (1% of offering price) ..................           0.10
                                                                     -----------
   Maximum offering price to public .............................    $      9.96
                                                                     ===========
 CLASS Z
   Net asset value, offering and redemption price per share
    $6,765,613 /684,027 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $      9.89
                                                                     ===========

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)

   Dividends (net of $524 foreign withholding tax)...........     $  42,681
   Interest .................................................         3,160
                                                                  ----------
    Total income ............................................        45,841
                                                                  ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........        74,427
   Administrative fees ......................................        51,209
   Investment management fees ...............................        27,507
   Professional fees ........................................        22,378
   Printing and mailing expenses ............................        10,445
   Custodian fees ...........................................         7,357
   Trustees' fees ...........................................         4,466
   Distribution fees--Class A ...............................           481
   Distribution fees--Class B ...............................         3,719
   Distribution fees--Class C ...............................           782
   Miscellaneous ............................................        13,352
                                                                  ----------
    Gross expenses ..........................................       216,123
                                                                  ----------
   Less:  Waiver of investment management fees (Note 6) .....       (27,507)
        Reimbursement from investment manager ...............      (150,643)
        Fees paid indirectly (Note 1) .......................        (3,229)
                                                                  ----------
    Net expenses ............................................        34,744
                                                                  ----------
 NET INVESTMENT INCOME ......................................        11,097
                                                                  ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ...............................................      (175,956)
   Foreign currency transactions ............................           429
                                                                  ----------
    Net realized loss .......................................      (175,527)
                                                                  ----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...............................................        75,498
   Foreign currency translations ............................              (5)
                                                                  ------------
    Net change in unrealized appreciation ...................        75,493
                                                                  -----------
 NET REALIZED AND UNREALIZED LOSS ...........................      (100,034)
                                                                  -----------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................................     $ (88,937)
                                                                  ===========


                                                                                      DECEMBER 31, 2001*
                                                                                      TO APRIL 30, 2002
                                                                                         (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                   -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................       $    11,097
 Net realized loss on investments and foreign currency transactions ..............          (175,527)
 Net change in unrealized appreciation on investments and foreign currencies .....            75,493
                                                                                         -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................           (88,937)
                                                                                         -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [115,974 shares] ............................................         1,158,630
 Capital shares repurchased [(4,940) shares] .....................................           (49,504)
                                                                                         -----------
 Total Class A transactions ......................................................         1,109,126
                                                                                         -----------
 CLASS B
 Capital shares sold [216,729 shares] ............................................         2,146,800
 Capital shares repurchased [(1,315) shares] .....................................           (13,263)
                                                                                         -----------
 Total Class B transactions ......................................................         2,133,537
                                                                                         -----------
 CLASS C
 Capital shares sold [36,443 shares] .............................................           361,846
                                                                                         -----------
 CLASS Z
 Capital shares sold [685,627 shares] ............................................         6,845,740
 Capital shares repurchased [(1,600) shares] .....................................           (16,240)
                                                                                         -----------
 Total Class Z transactions ......................................................         6,829,500
                                                                                         -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........        10,434,009
                                                                                         -----------
TOTAL INCREASE IN NET ASSETS .....................................................        10,345,072
NET ASSETS:
 Beginning of period .............................................................                --
                                                                                         -----------
 End of period (a) ...............................................................       $10,345,072
                                                                                         ===========
----------
 (a) Includes accumulated undistributed net investment income of .................       $    11,097
                                                                                         -----------

  * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $10,317,365) (Note 1)..............     $ 9,633,366
   Receivable for securities sold ...............................         246,211
   Receivable for Trust shares sold .............................          58,611
   Deferred organizational costs (Note 1) .......................          36,381
   Receivable from investment manager ...........................          15,136
   Dividends, interest and other receivables ....................           1,782
   Other assets .................................................           1,853
                                                                      -----------
    Total assets ................................................       9,993,340
                                                                      -----------
 LIABILITIES
   Overdraft payable ............................................          24,005
   Payable for securities purchased .............................         191,880
   Administrative fees payable ..................................           9,169
   Payable to custodian .........................................           7,357
   Distribution fees payable ....................................           2,141
   Accrued expenses (Note 1) ....................................          23,610
                                                                      -----------
    Total liabilities ...........................................         258,162
                                                                      -----------
 NET ASSETS .....................................................     $ 9,735,178
                                                                      ===========
   Net assets were comprised of:
   Paid in capital ..............................................     $10,785,204
   Accumulated undistributed net investment loss ................         (33,476)
   Accumulated undistributed net realized loss ..................        (332,551)
   Unrealized depreciation on investments .......................        (683,999)
                                                                      -----------
   Net assets, April 30, 2002 ...................................     $ 9,735,178
                                                                      ===========
 CLASS A
   Net asset value and redemption price per share $1,333,743/
    151,096 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................     $      8.83
   Maximum sales charge (5.5% of offering price) ................            0.51
                                                                      -----------
   Maximum offering price to public .............................     $      9.34
                                                                      ===========
 CLASS B
   Net asset value, offering and redemption price per share
    $2,119,889 /240,536 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................     $      8.81
                                                                      ===========
 CLASS C
   Net asset value and redemption price per share $321,635/
    36,513 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)...................................     $      8.81
   Maximum sales charge (1% of offering price) ..................            0.09
                                                                      -----------
   Maximum offering price to public .............................     $      8.90
                                                                      ===========
 CLASS Z
   Net asset value, offering and redemption price per share
    $5,959,911 /674,421 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................     $      8.84
                                                                      ===========


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends ................................................    $      4,316
   Interest .................................................           4,392
                                                                 ------------
    Total income ............................................           8,708
                                                                 ------------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........          74,427
   Administrative fees ......................................          51,100
   Investment management fees ...............................          32,139
   Professional fees ........................................          22,023
   Printing and mailing expenses ............................          10,131
   Transfer agent fees ......................................           9,914
   Custodian fees ...........................................           7,357
   Trustees' fees ...........................................           4,363
   Distribution fees--Class A ...............................             630
   Distribution fees--Class B ...............................           3,485
   Distribution fees--Class C ...............................             643
   Miscellaneous ............................................           3,428
                                                                 ------------
    Gross expenses ..........................................         219,640
                                                                 ------------
   Less:  Waiver of investment management fees (Note 6) .....         (32,139)
        Reimbursement from investment manager ...............        (143,956)
        Fees paid indirectly (Note 1) .......................          (1,361)
                                                                 ------------
    Net expenses ............................................          42,184
                                                                 ------------
 NET INVESTMENT LOSS ........................................         (33,476)
                                                                 ------------
 REALIZED AND UNREALIZED LOSS (NOTE 1)
   Realized loss on securities ..............................        (332,551)
   Net change in unrealized depreciation on securities ......        (683,999)
                                                                 ------------
 NET REALIZED AND UNREALIZED LOSS ...........................      (1,016,550)
                                                                 ------------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................................    $ (1,050,026)
                                                                 ============


                                                                              DECEMBER 31, 2001*
                                                                              TO APRIL 30, 2002
                                                                                 (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                           -------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................      $    (33,476)
 Net realized loss on investments ........................................          (332,551)
 Net change in unrealized depreciation on investments ....................          (683,999)
                                                                                ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................        (1,050,026)
                                                                                ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [152,639 shares] ....................................         1,462,541
 Capital shares repurchased [(1,543) shares] .............................           (14,422)
                                                                                ------------
 Total Class A transactions ..............................................         1,448,119
                                                                                ------------
 CLASS B
 Capital shares sold [240,660 shares] ....................................         2,262,990
 Capital shares repurchased [(124) shares] ...............................            (1,177)
                                                                                ------------
 Total Class B transactions ..............................................         2,261,813
                                                                                ------------
 CLASS C
 Capital shares sold [36,618 shares] .....................................           352,320
 Capital shares repurchased [(105) shares] ...............................              (959)
                                                                                ------------
 Total Class C transactions ..............................................           351,361
                                                                                ------------
 CLASS Z
 Capital shares sold [701,574 shares] ....................................         6,986,929
 Capital shares repurchased [(27, 153) shares] ...........................          (263,018)
                                                                                ------------
 Total Class Z transactions ..............................................         6,723,911
                                                                                ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...        10,785,204
                                                                                ------------
TOTAL INCREASE IN NET ASSETS .............................................         9,735,178
NET ASSETS:
 Beginning of period .....................................................                --
                                                                                ------------
 End of period (a) .......................................................      $  9,735,178
                                                                                ============
----------
 (a) Includes accumulated undistributed net investment loss of ...........      $    (33,476)
                                                                                ------------

  * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $12,706,243) (Note 1)..............    $12,594,409
   Receivable for Trust shares sold .............................        135,882
   Deferred organizational costs (Note 1) .......................         37,046
   Receivable for securities sold ...............................         20,376
   Receivable from investment manager ...........................          9,614
   Dividends, interest and other receivables ....................          6,607
   Other assets .................................................          1,853
                                                                     -----------
    Total assets ................................................     12,805,787
                                                                     -----------
 LIABILITIES
   Overdraft payable ............................................         41,758
   Payable for securities purchased .............................        248,312
   Administrative fees payable ..................................          7,518
   Payable to custodian .........................................          7,357
   Distribution fees payable ....................................          2,680
   Accrued expenses (Note 1) ....................................         25,881
                                                                     -----------
    Total liabilities ...........................................        333,506
                                                                     -----------
 NET ASSETS                                                          $12,472,281
                                                                     ===========
   Net assets were comprised of:
   Paid in capital ..............................................    $12,557,212
   Accumulated undistributed net investment loss ................        (13,421)
   Accumulated undistributed net realized gain ..................         40,324
   Unrealized depreciation on investments .......................       (111,834)
                                                                     -----------
   Net assets, April 30, 2002 ...................................    $12,472,281
                                                                     ===========
 CLASS A
   Net asset value and redemption price per share $1,815,690/
    184,251 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $      9.85
   Maximum sales charge (5.5% of offering price) ................           0.57
                                                                     -----------
   Maximum offering price to public .............................    $     10.42
                                                                     ===========
 CLASS B
   Net asset value, offering and redemption price per share
    $2,746,181 /279,396 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).......................    $      9.83
                                                                     ===========
 CLASS C
   Net asset value and redemption price per share $392,747/
    39,971 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)...................................    $      9.83
   Maximum sales charge (1% of offering price) ..................           0.10
                                                                     -----------
   Maximum offering price to public .............................    $      9.93
                                                                     ===========
 CLASS Z
   Net asset value, offering and redemption price per share
    $7,517,663 /762,609 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)...................       $       9.86
                                                                    ============



STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $10 foreign withholding tax)............    $   26,398
   Interest .................................................         5,710
                                                                 ----------
    Total income ............................................        32,108
                                                                 ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........        74,427
   Administrative fees ......................................        51,743
   Investment management fees ...............................        37,283
   Professional fees ........................................        23,441
   Printing and mailing expenses ............................        11,454
   Transfer agent fees ......................................         9,914
   Custodian fees ...........................................         7,357
   Trustees' fees ...........................................         4,810
   Distribution fees--Class A ...............................           764
   Distribution fees--Class B ...............................         4,317
   Distribution fees--Class C ...............................           771
   Miscellaneous ............................................         3,449
                                                                 ----------
    Gross expenses ..........................................       229,730
                                                                 ----------
   Less:  Waiver of investment management fees (Note 6) .....       (37,283)
        Reimbursement from investment manager ...............      (141,385)
        Fees paid indirectly (Note 1) .......................        (5,533)
                                                                 ----------
    Net expenses ............................................        45,529
                                                                 ----------
 NET INVESTMENT LOSS ........................................       (13,421)
                                                                 ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain on securities ..............................        40,324
   Net change in unrealized depreciation on securities ......      (111,834)
                                                                 ----------
 NET REALIZED AND UNREALIZED LOSS ...........................       (71,510)
                                                                 ----------
 NET DECREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..................................    $  (84,931)
                                                                 ==========

                                                                              DECEMBER 31, 2001*
                                                                              TO APRIL 30, 2002
                                                                                 (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                           -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment loss .....................................................       $   (13,421)
 Net realized gain on investments ........................................            40,324
 Net change in unrealized depreciation on investments ....................          (111,834)
                                                                                 -----------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................           (84,931)
                                                                                 -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [193,078 shares] ....................................         1,918,972
 Capital shares repurchased [(8,827) shares] .............................           (87,931)
                                                                                 -----------
 Total Class A transactions ..............................................         1,831,041
                                                                                 -----------
 CLASS B
 Capital shares sold [279,420 shares] ....................................         2,741,400
 Capital shares repurchased [(24) shares] ................................              (238)
                                                                                 -----------
 Total Class B transactions ..............................................         2,741,162
                                                                                 -----------
 CLASS C
 Capital shares sold [40,144 shares] .....................................           396,180
 Capital shares repurchased [(173) shares] ...............................            (1,700)
                                                                                 -----------
 Total Class C transactions ..............................................           394,480
                                                                                 -----------
 CLASS Z
 Capital shares sold [778,939 shares] ....................................         7,752,515
 Capital shares repurchased [(16,330) shares] ............................          (161,986)
                                                                                 -----------
 Total Class Z transactions ..............................................         7,590,529
                                                                                 -----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...        12,557,212
                                                                                 -----------
TOTAL INCREASE IN NET ASSETS .............................................        12,472,281
NET ASSETS:
 Beginning of period .....................................................                --
                                                                                 -----------
 End of period (a) .......................................................       $12,472,281
                                                                                 ===========
----------
 (a) Includes accumulated undistributed net investment loss of ...........       $   (13,421)
                                                                                 -----------

  * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $8,922,738) (Note 1)................    $9,188,482
   Cash (Foreign Cash $38,240)....................................        45,064
   Cash collateral held for futures ..............................        55,000
   Deferred organizational costs (Note 1) ........................        35,488
   Receivable for Trust shares sold ..............................        27,884
   Dividends, interest and other receivables .....................        24,787
   Receivable for securities sold ................................        22,262
   Receivable from investment manager ............................        15,567
   Variation margin receivable on futures contracts (Note 1) .....         1,068
   Other assets ..................................................         1,853
                                                                      ----------
    Total assets .................................................     9,417,455
                                                                      ----------
 LIABILITIES
   Payable for securities purchased ..............................        79,537
   Payable to custodian ..........................................        12,117
   Administrative fees payable ...................................        10,011
   Unrealized depreciation of forward foreign currency
    contracts ....................................................         2,740
   Payable for Trust shares redeemed .............................         2,665
   Distribution fees payable .....................................         1,512
   Accrued expenses (Note 1) .....................................        22,751
                                                                      ----------
    Total liabilities ............................................       131,333
                                                                      ----------
 NET ASSETS ......................................................    $9,286,122
                                                                      ==========
   Net assets were comprised of:
   Paid in capital ...............................................    $9,092,111
   Accumulated undistributed net investment income ...............        14,521
   Accumulated undistributed net realized loss ...................       (79,294)
   Unrealized appreciation on investments and foreign
    currencies ...................................................       258,784
                                                                      ----------
   Net assets, April 30, 2002 ....................................    $9,286,122
                                                                      ==========
 CLASS A
   Net asset value and redemption price per share $824,674/
    81,218 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)....................................    $    10.15
   Maximum sales charge (5.5% of offering price) .................          0.59
                                                                      ----------
   Maximum offering price to public ..............................    $    10.74
                                                                      ==========
 CLASS B
   Net asset value, offering and redemption price per share
    $1,547,992/ 152,718 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)........................    $    10.14
                                                                      ==========
 CLASS C
   Net asset value and redemption price per share $225,662/
    22,263 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1)....................................    $    10.14
   Maximum sales charge (1% of offering price) ...................          0.10
                                                                      ----------
   Maximum offering price to public ..............................    $    10.24
                                                                      ==========
   Net asset value, offering and redemption price per share
    $6,687,794/ 657,611 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)...................         $    10.17
                                                                      ==========


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $5,787 foreign withholding tax) ....    $   55,056
   Interest .............................................         3,702
                                                             ----------
   Total income .........................................        58,758
                                                             ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ......        74,427
   Administrative fees ..................................        50,772
   Investment management fees ...........................        28,287
   Professional fees ....................................        21,237
   Custodian fees .......................................        12,117
   Printing and mailing expenses ........................         9,327
   Trustees' fees .......................................         4,088
   Distribution fees--Class A ...........................           395
   Distribution fees--Class B ...........................         2,390
   Distribution fees--Class C ...........................           613
   Miscellaneous ........................................        13,730
                                                             ----------
    Gross expenses ......................................       217,383
                                                             ----------
   Less: Waiver of investment management fees (Note 6) ..       (28,287)
   Reimbursement from investment manager ...........  ...      (144,588)
   Fees paid indirectly (Note 1) ...................  ...          (271)
                                                             ----------
    Net expenses ........................................        44,237
                                                             ----------
 NET INVESTMENT INCOME ..................................        14,521
                                                             ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ...........................................       (57,623)
   Foreign currency transactions ........................        (5,062)
   Futures contracts ....................................       (16,609)
                                                             ----------
    Net realized loss ...................................       (79,294)
                                                             ----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...........................................       265,744
   Foreign currency translations ........................        (1,704)
   Futures contracts ....................................        (5,256)
                                                             ----------
    Net change in unrealized appreciation ...............       258,784
                                                             ----------
 NET REALIZED AND UNREALIZED GAIN .......................       179,490
                                                             ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................    $  194,011
                                                             ==========


                                                                                      DECEMBER 31, 2001*
                                                                                      TO APRIL 30, 2002
                                                                                         (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                   -------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
 Net investment income ...........................................................       $   14,521
 Net realized loss on investments and foreign currency transactions ..............          (79,294)
 Net change in unrealized appreciation on investments and foreign currencies .....          258,784
                                                                                         ----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................          194,011
                                                                                         ----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [140,012 shares] ............................................        1,371,491
 Capital shares repurchased [(58,794) shares] ....................................         (567,458)
                                                                                         ----------
 Total Class A transactions ......................................................          804,033
                                                                                         ----------
 CLASS B
 Capital shares sold [152,718 shares] ............................................        1,503,172
                                                                                         ----------
 CLASS C
 Capital shares sold [22,263 shares] .............................................          221,199
                                                                                         ----------
 CLASS Z
 Capital shares sold [657,611 shares] ............................................        6,563,707
                                                                                         ----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........        9,092,111
                                                                                         ----------
TOTAL INCREASE IN NET ASSETS .....................................................        9,286,122
NET ASSETS:
 Beginning of period .............................................................               --
                                                                                         ----------
 End of period (a) ...............................................................       $9,286,122
                                                                                         ==========
----------
(a) Includes accumulated undistributed net investment income of ..................       $   14,521
                                                                                         ----------

 * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $7,139,088) (Note 1).............    $6,304,202
   Cash .......................................................        91,911
   Receivable for securities sold .............................        37,469
   Deferred organizational costs (Note 1) .....................        35,716
   Receivable from investment manager .........................        15,993
   Receivable for Trust shares sold ...........................         2,091
   Dividends, interest and other receivables ..................         1,319
   Other assets ...............................................         1,854
                                                                   ----------
    Total assets ..............................................     6,490,555
                                                                   ----------
 LIABILITIES
   Payable for securities purchased ...........................        71,161
   Administrative fees payable ................................        10,513
   Payable to custodian .......................................         7,357
   Distribution fees payable ..................................           439
   Accrued expenses (Note 1) ..................................        22,118
                                                                   ----------
    Total liabilities .........................................       111,588
                                                                   ----------
 NET ASSETS ...................................................    $6,378,967
                                                                   ==========
   Net assets were comprised of:
   Paid in capital ............................................    $7,693,815
   Accumulated undistributed net investment loss ..............       (32,490)
   Accumulated undistributed net realized loss ................      (447,475)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (834,883)
                                                                   ----------
   Net assets, April 30, 2002 .................................    $6,378,967
                                                                   ==========
 CLASS A
   Net asset value and redemption price per share $245,174/
    29,655 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1).................................    $     8.27
   Maximum sales charge (5.5% of offering price) ..............          0.48
                                                                   ----------
   Maximum offering price to public ...........................    $     8.75
                                                                   ==========
 CLASS B
   Net asset value, offering and redemption price per share
    $408,247/ 49,505 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................    $     8.25
                                                                   ==========
 CLASS C
   Net asset value and redemption price per share $62,961/
    7,635 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1).................................    $     8.25
   Maximum sales charge (1% of offering price) ................          0.08
                                                                   ----------
   Maximum offering price to public ...........................    $     8.33
                                                                   ==========
 CLASS Z
   Net asset value, offering and redemption price per share
    $5,662,585/ 684,641 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1)...................      $     8.27
                                                                   ==========



STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $17 foreign withholding tax)...........    $      2,648
   Interest ................................................           3,089
                                                                ------------
    Total income ...........................................           5,737
                                                                ------------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense .........          74,427
   Administrative fees .....................................          50,387
   Investment management fees ..............................          28,641
   Professional fees .......................................          20,739
   Printing and mailing expenses ...........................           8,919
   Custodian fees ..........................................           7,357
   Trustees' fees ..........................................           3,955
   Distribution fees--Class A ..............................             163
   Distribution fees--Class B ..............................             936
   Distribution fees--Class C ..............................             190
   Miscellaneous ...........................................          13,305
                                                                ------------
    Gross expenses .........................................         209,019
                                                                ------------
   Less: Waiver of investment management fees (Note 6) .....         (28,641)
   Reimbursement from investment manager ...........  ......        (141,655)
   Fees paid indirectly (Note 1) ...................  ......            (496)
                                                                ------------
    Net expenses ...........................................          38,227
                                                                ------------
 NET INVESTMENT LOSS .......................................         (32,490)
                                                                ------------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized loss on:
   Securities ..............................................        (445,945)
   Foreign currency transactions ...........................          (1,530)
                                                                ------------
    Net realized loss ......................................        (447,475)
                                                                ------------
   Change in unrealized appreciation (depreciation) on:
   Securities ..............................................        (834,886)
   Foreign currency translations ...........................               3
                                                                ------------
    Net change in unrealized depreciation ..................        (834,883)
                                                                ------------
 NET REALIZED AND UNREALIZED LOSS ..........................      (1,282,358)
                                                                ------------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................    $ (1,314,848)
                                                                ============

                                                                                      DECEMBER 31, 2001*
                                                                                      TO APRIL 30, 2002
                                                                                         (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                   -------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................      $    (32,490)
 Net realized loss on investments and foreign currency transactions ..............          (447,475)
 Net change in unrealized depreciation on investments and foreign currencies .....          (834,883)
                                                                                        ------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ............................        (1,314,848)
                                                                                        ------------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [29,721 shares] .............................................           304,038
 Capital shares repurchased [(66) shares] ........................................              (560)
                                                                                        ------------
 Total Class A transactions ......................................................           303,478
                                                                                        ------------
 CLASS B
 Capital shares sold [49,554 shares] .............................................           478,276
 Capital shares repurchased [(49) shares] ........................................              (440)
                                                                                        ------------
 Total Class B transactions ......................................................           477,836
                                                                                        ------------
 CLASS C
 Capital shares sold [7,713 shares] ..............................................            75,463
 Capital shares repurchased [(78) shares] ........................................              (731)
                                                                                        ------------
 Total Class C transactions ......................................................            74,732
                                                                                        ------------
 CLASS Z
 Capital shares sold [690,327 shares] ............................................         6,888,426
 Capital shares repurchased [(5,686) shares] .....................................           (50,657)
                                                                                        ------------
 Total Class Z transactions ......................................................         6,837,769
                                                                                        ------------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........         7,693,815
                                                                                        ------------
TOTAL INCREASE IN NET ASSETS .....................................................         6,378,967
NET ASSETS:
 Beginning of period .............................................................                --
                                                                                        ------------
 End of period (a) ...............................................................      $  6,378,967
                                                                                        ============
----------
(a) Includes accumulated undistributed net investment loss of ....................      $    (32,490)
                                                                                        ------------

 * Commencement of Operations

                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $7,675,541) (Note 1) ............    $7,422,108
   Cash (Foreign Cash $11,932) ................................        93,660
   Receivable for securities sold .............................        90,833
   Receivable for Trust shares sold ...........................        42,760
   Deferred organizational costs (Note 1) .....................        35,334
   Receivable from investment manager .........................        15,342
   Dividends, interest and other receivables ..................         5,759
   Other assets ...............................................         1,853
                                                                   ----------
    Total assets ..............................................     7,707,649
                                                                   ----------
 LIABILITIES
   Payable for securities purchased ...........................        98,562
   Administrative fees payable ................................        10,503
   Payable to custodian .......................................         7,357
   Distribution fees payable ..................................           961
   Accrued expenses (Note 1) ..................................        20,962
                                                                   ----------
    Total liabilities .........................................       138,345
                                                                   ----------
 NET ASSETS ...................................................    $7,569,304
                                                                   ==========
   Net assets were comprised of:
   Paid in capital ............................................    $7,882,795
   Accumulated undistributed net investment loss ..............       (21,817)
   Accumulated undistributed net realized loss ................       (38,463)
   Unrealized depreciation on investments and foreign
    currencies ................................................      (253,211)
                                                                   ----------
   Net assets, April 30, 2002 .................................    $7,569,304
                                                                   ==========
 CLASS A

   Net asset value and redemption price per share $494,016/
    51,755 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1) ................................    $     9.55
   Maximum sales charge (5.5% of offering price) ..............          0.56
                                                                   ----------
   Maximum offering price to public ...........................    $    10.11
                                                                   ==========
 CLASS B
   Net asset value, offering and redemption price per share
    $994,115/ 104,381 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1) ....................    $     9.52
                                                                   ==========
 CLASS C
   Net asset value and redemption price per share $180,350/
    18,941 shares outstanding (unlimited amount authorized:
    $0.001 par value) (Note 1) ................................    $     9.52
   Maximum sales charge (1% of offering price) ................          0.10
                                                                   ----------
   Maximum offering price to public ...........................    $     9.62
                                                                   ==========
 CLASS Z
   Net asset value, offering and redemption price per share
    $5,900,823/ 617,736 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1) ..................      $     9.55
                                                                   ==========



STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Dividends (net of $1,057 foreign withholding tax).....     $   15,129
   Interest .............................................          2,520
                                                              ----------
    Total income ........................................         17,649
                                                              ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7) .....................
   Amortization of deferred organizational expense ......         74,427
   Administrative fees ..................................         50,442
   Investment management fees ...........................         29,121
   Professional fees ....................................         20,831
   Printing and mailing expenses ........................          8,957
   Custodian fees .......................................          7,357
   Trustees' fees .......................................          3,964
   Distribution fees--Class A ...........................            235
   Distribution fees--Class B ...........................          1,700
   Distribution fees--Class C ...........................            366
   Miscellaneous ........................................         13,307
                                                              ----------
    Gross expenses ......................................        210,707
                                                              ----------
   Less: Waiver of investment management fees (Note 6) ..        (29,121)
   Reimbursement from investment manager ...........  ...       (141,214)
   Fees paid indirectly (Note 1) ...................  ...           (906)
                                                              ----------
    Net expenses ........................................         39,466
                                                              ----------
 NET INVESTMENT LOSS ....................................        (21,817)
                                                              ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ...........................................        (39,543)
   Foreign currency transactions ........................          1,080
                                                              ----------
    Net realized loss ...................................        (38,463)
                                                              ----------
   Change in unrealized appreciation (depreciation) on:
   Securities ...........................................       (253,433)
   Foreign currency translations ........................            222
                                                              ----------
    Net change in unrealized depreciation ...............       (253,211)
                                                              ----------
 NET REALIZED AND UNREALIZED LOSS .......................       (291,674)
                                                              ----------
 NET DECREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .............................................     $ (313,491)
                                                              ==========

STATEMENT OF CHANGES IN NET ASSETS


                                                                                      DECEMBER 31, 2001*
                                                                                      TO APRIL 30, 2002
                                                                                         (UNAUDITED)
                                                                                     -------------------
DECREASE IN NET ASSETS FROM OPERATIONS:
 Net investment loss .............................................................       $  (21,817)
 Net realized loss on investments and foreign currency transactions ..............          (38,463)
 Net change in unrealized depreciation on investments and foreign currencies .....         (253,211)
                                                                                         ----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS .............................         (313,491)
                                                                                         ----------
 CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [51,807 shares] .............................................          508,808
 Capital shares repurchased [(52) shares] ........................................             (511)
                                                                                         ----------
 Total Class A transactions ......................................................          508,297
                                                                                         ----------
 CLASS B
 Capital shares sold [104,405 shares] ............................................        1,020,349
 Capital shares repurchased [(24) shares] ........................................             (238)
                                                                                         ----------
 Total Class B transactions ......................................................        1,020,111
                                                                                         ----------
 CLASS C
 Capital shares sold [18,941 shares] .............................................          186,070
                                                                                         ----------
 CLASS Z
 Capital shares sold [617,736 shares] ............................................        6,168,317
                                                                                         ----------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ...........        7,882,795
                                                                                         ----------
TOTAL INCREASE IN NET ASSETS .....................................................        7,569,304
NET ASSETS:
 Beginning of period .............................................................               --
                                                                                         ----------
 End of period (a) ...............................................................       $7,569,304
                                                                                         ==========
----------
 (a) Includes accumulated undistributed net investment loss of ...................       $  (21,817)
                                                                                         ----------
 * Commencement of Operations


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (Cost $42,582,754 ) (Note 1)..............     $ 42,577,208
   Cash ..........................................................        3,440,540
   Receivable for securities sold ................................        1,937,161
   Dividends, interest and other receivables .....................          425,901
   Receivable for Trust shares sold ..............................          224,581
   Deferred organizational costs (Note 1) ........................           60,365
   Variation margin receivable on futures contracts (Note 1) .....            7,678
   Receivable from investment manager ............................            4,593
                                                                       ------------
    Total assets .................................................       48,678,027
                                                                       ------------
 LIABILITIES .....................................................
   Payable for securities purchased ..............................       11,652,855
   Payable for shareholder servicing fees ........................           44,710
   Option written at value (Premiums received $35,049)
    (Note 1) .....................................................           28,919
   Unrealized depreciation of forward foreign currency
    contracts (Note 1) ...........................................           18,089
   Payable to custodian ..........................................           14,143
   Distribution fees payable .....................................            5,462
   Accrued expenses (Note 1) .....................................           22,562
                                                                       ------------
    Total liabilities ............................................       11,786,740
                                                                       ------------
 NET ASSETS ......................................................     $ 36,891,287
                                                                       ============
   Net assets were comprised of:
   Paid in capital ...............................................     $ 36,681,670
   Accumulated undistributed net investment income ...............           56,529
   Accumulated undistributed net realized gain ...................          135,029
   Unrealized appreciation on investments and foreign
    currencies ...................................................           18,059
                                                                       ------------
   Net assets, April 30, 2002 ....................................     $ 36,891,287
                                                                       ============
 CLASS A
    Net asset value and redemption price per share
      $3,188,377/ 316,061 shares outstanding (unlimited
      amount authorized: $0.001 par value) (Note 1)...............     $      10.09
    Maximum sales charge (4.5% of offering price) ................             0.48
                                                                       ------------
    Maximum offering price to public .............................     $      10.57
                                                                       ============
 CLASS B
    Net asset value, offering and redemption price per share
      $5,312,207/527,945 shares outstanding (unlimited
      amount authorized: $0.001 par value) (Note 1)...............     $      10.06
                                                                       ============
 CLASS C
    Net asset value and redemption price per share $958,241/
      95,224 shares outstanding (unlimited amount
      authorized: $0.001 par value) (Note 1)......................     $      10.06
   Maximum sales charge (1% of offering price) ...................             0.10
                                                                       ------------
   Maximum offering price to public ..............................     $      10.16
                                                                       ============
 CLASS Z
    Net asset value, offering and redemption price per share
      $27,432,462/2,719,379 shares outstanding (unlimited
      amount authorized: $0.001 par value) (Note 1)...............     $      10.09
                                                                       ============


STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Interest (net of $245 foreign withholding tax)...........    $  498,850
                                                                ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Investment management fees ..............................        74,753
   Amortization of deferred organizational expense .........        74,427
   Professional fees .......................................        51,824
   Administrative fees .....................................        51,596
   Printing and mailing expenses ...........................        41,669
   Trustees' fees ..........................................        17,947
   Custodian fees ..........................................        14,143
   Distribution fees--Class A ..............................         1,393
   Distribution fees--Class B ..............................        10,087
   Distribution fees--Class C ..............................         3,185
   Miscellaneous ...........................................        14,282
                                                                ----------
    Gross expenses .........................................       355,306
                                                                ----------
   Less: Waiver of investment management fees (Note 6) .....       (74,753)
   Reimbursement from investment manager ...................      (180,421)
                                                                ----------
    Net expenses ...........................................       100,132
                                                                ----------
 NET INVESTMENT INCOME .....................................       398,718
                                                                ----------
 REALIZED AND UNREALIZED GAIN (LOSS) (NOTE 1)
   Realized gain (loss) on:
   Securities ..............................................       113,748
   Options .................................................        12,028
   Foreign currency transactions ...........................        (4,565)
   Futures contracts .......................................        13,818
                                                                ----------
    Net realized gain ......................................       135,029
                                                                ----------
   Change in unrealized appreciation (depreciation) on:
   Securities ..............................................       (25,234)
   Options written .........................................         6,130
   Foreign currency translations ...........................         2,056
   Futures contracts .......................................        35,107
                                                                ----------
    Net change in unrealized appreciation ..................        18,059
                                                                ----------
 NET REALIZED AND UNREALIZED GAIN ..........................       153,088
                                                                ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS ................................................    $  551,806
                                                                ==========



                                                                                              DECEMBER 31, 2001*
                                                                                              TO APRIL 30, 2002
                                                                                                 (UNAUDITED)
STATEMENT OF CHANGES IN NET ASSETS                                                           -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income ...................................................................       $   398,718
 Net realized gain on investments and foreign currency transactions ......................           135,029
 Net change in unrealized appreciation on investments and foreign currencies .............            18,059
                                                                                                 -----------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................           551,806
                                                                                                 -----------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A .................................................................................           (20,064)
 Class B .................................................................................           (33,437)
 Class C .................................................................................           (12,361)
 Class Z .................................................................................          (276,327)
                                                                                                 -----------
 TOTAL DIVIDENDS AND DISTRIBUTIONS .......................................................          (342,189)
                                                                                                 -----------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [361,902 shares] ....................................................         3,645,050
 Capital shares issued in reinvestment of dividends and distributions [1,825 shares] .....            18,358
 Capital shares repurchased [(47,666) shares] ............................................          (482,697)
                                                                                                 -----------
 Total Class A transactions ..............................................................         3,180,711
                                                                                                 -----------
 CLASS B
 Capital shares sold [531,139 shares] ....................................................         5,342,457
 Capital shares issued in reinvestment of dividends and distributions [2,305 shares] .....            23,076
 Capital shares repurchased [(5,499) shares] .............................................           (54,678)
                                                                                                 -----------
 Total Class B transactions ..............................................................         5,310,855
                                                                                                 -----------
 CLASS C
 Capital shares sold [167,805 shares] ....................................................         1,690,686
 Capital shares issued in reinvestment of dividends and distributions [834 shares] .......             8,384
 Capital shares repurchased [(73,415) shares] ............................................          (729,225)
                                                                                                 -----------
 Total Class C transactions ..............................................................           969,845
                                                                                                 -----------
 CLASS Z
 Capital shares sold [2,777,198 shares] ..................................................        27,797,726
 Capital shares issued in reinvestment of dividends and distributions [2,229 shares] .....            22,349
 Capital shares repurchased [(60,048 shares)] ............................................          (599,816)
                                                                                                 -----------
 Total Class Z transactions ..............................................................        27,220,259
                                                                                                 -----------
  NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ..................        36,681,670
                                                                                                 -----------
TOTAL INCREASE IN NET ASSETS .............................................................        36,891,287
 NET ASSETS:
 Beginning of period .....................................................................                --
                                                                                                 -----------
 End of period (a) .......................................................................       $36,891,287
                                                                                                 ===========
----------
 (a) Includes accumulated undistributed net investment income of .........................       $    56,529
                                                                                                 -----------
  * Commencement of Operations


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

 ASSETS
   Investments at value (at amortized cost which
    approximates market value) (Note 1) .......................     $ 10,398,726
   Cash .......................................................              298
   Deferred organizational costs (Note 1) .....................           39,166
   Receivable from investment manager .........................           10,176
   Interest and other receivables .............................            8,711
   Other assets ...............................................            1,313
                                                                    ------------
    Total assets ..............................................       10,458,390
                                                                    ------------
 LIABILITIES
   Payable to custodian .......................................            8,490
   Distributions payable ......................................            5,150
   Distribution fees payable ..................................              535
   Accrued expenses (Note 1) ..................................           24,380
                                                                    ------------
    Total liabilities .........................................           38,555
                                                                    ------------
 NET ASSETS                                                         $ 10,419,835
                                                                    ============
   Net assets were comprised of:
    Paid in capital ...........................................     $ 10,419,835
                                                                    ------------
      Net assets, April 30, 2002 ..............................     $ 10,419,835
                                                                    ============
 CLASS A
   Net asset value, offering and redemption price per share
    $68,195/ 68,195 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................     $       1.00
                                                                    ============
 CLASS B
   Net asset value, offering and redemption price per share
    $134,816/ 134,816 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................     $       1.00
                                                                    ============
 CLASS C
   Net asset value, offering and redemption price per share
    $364,324/ 364,324 shares outstanding (unlimited amount
    authorized: $0.001 par value) (Note 1).....................     $       1.00
                                                                    ============
 CLASS Z
   Net asset value, offering and redemption price per share
    $9,852,500/ 9,852,500 shares outstanding (unlimited
    amount authorized: $0.001 par value) (Note 1)..............     $       1.00
                                                                    ============



STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED APRIL 30, 2002 (UNAUDITED)

 INVESTMENT INCOME (NOTE 1)
   Interest .................................................    $   65,437
                                                                 ----------
 EXPENSES (NOTES 1, 2, 3, 4, AND 7)
   Amortization of deferred organizational expense ..........        74,427
   Professional fees ........................................        23,749
   Administrative fees ......................................        17,584
   Investment management fees ...............................        16,741
   Printing and mailing expenses ............................        13,850
   Custodian fees ...........................................         8,490
   Trustees' fees ...........................................         6,247
   Distribution fees--Class A ...............................            67
   Distribution fees--Class B ...............................           283
   Distribution fees--Class C ...............................           811
   Miscellaneous ............................................        13,452
                                                                 ----------
    Gross expenses ..........................................       175,701
                                                                 ----------
   Less:  Waiver of investment management fees (Note 6) .....       (16,741)
        Reimbursement from investment manager ...............      (134,365)
                                                                 ----------
    Net expenses ............................................        24,595
                                                                 ----------
 NET INVESTMENT INCOME ......................................        40,842
                                                                 ----------
 NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS .................................................    $   40,842
                                                                 ==========



STATEMENT OF CHANGES IN NET ASSETS
                                                                                       DECEMBER 31, 2001*
                                                                                       TO APRIL 30, 2002
                                                                                          (UNAUDITED)
                                                                                      -------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net investment income ............................................................            40,842
                                                                                               ------
DIVIDENDS AND DISTRIBUTIONS:
 Dividends from net investment income
 Class A ..........................................................................              (265)
 Class B ..........................................................................               (71)
 Class C ..........................................................................              (204)
 Class Z ..........................................................................           (40,302)
                                                                                              -------
 TOTAL DIVIDENDS AND DISTRIBUTIONS ................................................           (40,842)
                                                                                              -------
CAPITAL SHARES TRANSACTIONS (NOTE 1):
 CLASS A
 Capital shares sold [68,162 shares] ..............................................            68,162
 Capital shares issued in reinvestment of dividends and distributions [33 shares] .                33
                                                                                              -------
 Total Class A transactions .......................................................            68,195
                                                                                              -------
 CLASS B
 Capital shares sold [141,551 shares] .............................................           141,551
 Capital shares issued in reinvestment of dividends and distributions [65 shares] .                65
 Capital shares repurchased [(6,800) shares] ......................................            (6,800)
                                                                                              -------
 Total Class B transactions .......................................................           134,816
                                                                                              -------
 CLASS C
 Capital shares sold [764,190 shares] .............................................           764,190
 Capital shares issued in reinvestment of dividends and distributions [138 shares]                138
 Capital shares repurchased [(400,004) shares] ....................................          (400,004)
                                                                                             --------
 Total Class C transactions .......................................................           364,324
                                                                                             --------
 CLASS Z
 Capital shares sold [9,852,500 shares] ...........................................         9,852,500
                                                                                            ---------
 NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARES TRANSACTIONS ............        10,419,835
                                                                                           ----------
TOTAL INCREASE IN NET ASSETS ......................................................        10,419,835
NET ASSETS:
 Beginning of period ..............................................................                --
                                                                                           ----------
 End of period (a) ................................................................       $10,419,835
                                                                                          ===========
----------
 * Commencement of Operations


                       See Notes to Financial Statements.

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                                DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                               ------------------------------------------------------
                                                               CLASS A         CLASS B         CLASS C        CLASS Z
                                                                ------          ------          ------         ------
Net asset value, beginning of period ......................     $10.00          $10.00          $10.00         $10.00
                                                                ------          ------          ------         ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ......................................      (0.02)          (0.05)          (0.05)         (0.02)
 Net realized and unrealized loss on investments ..........      (1.41)          (1.40)          (1.40)         (1.40)
                                                                ------          ------          ------         ------
 Total from investment operations .........................      (1.43)          (1.45)          (1.45)         (1.42)
                                                                ------          ------          ------         ------
Net asset value, end of period ............................     $ 8.57          $ 8.55          $ 8.55         $ 8.58
                                                                ======          ======          ======         ======
Total return ..............................................     (14.30)%(b)+    (14.50)%(b)+    (14.50)%(b)+   (14.20)%(b)
                                                                ======          ======          ======         ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................     $1,339          $1,635            $255         $5,902
Ratio of expenses to average net assets after
 waivers and reimbursements ...............................       1.45%(a)        2.20%(a)        2.20%(a)       1.20%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid indirectly .........       1.38%(a)        2.13%(a)        2.13%(a)       1.13%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ......................       8.16%(a)        8.91%(a)        8.91%(a)       7.91%(a)
Ratio of net investment loss to average net
 assets after waivers and reimbursements ..................      (0.84)%(a)      (1.59)%(a)      (1.59)%(a)     (0.59)%(a)
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly ..........................................      (0.77)%(a)      (1.52)%(a)      (1.52)%(a)     (0.52)%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .................................................      (7.56)%(a)      (8.31)%(a)      (8.31)%(a)     (7.31)%(a)
Portfolio turnover rate ...................................         10%             10%             10%            10%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...............      $0.21           $0.21           $0.21          $0.21

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP CORE EQUITY FUND
FINANCIAL HIGHLIGHTS

                                                                DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                          -----------------------------------------------------------------
                                                          CLASS A             CLASS B           CLASS C             CLASS Z
                                                          -------             -------           -------             -------
Net asset value, beginning of period ..................    $10.00              $10.00            $10.00              $10.00
                                                           ------              ------            ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .........................        --#              (0.02)            (0.02)               0.01
 Net realized and unrealized loss on
   investments ........................................     (0.63)              (0.63)            (0.63)              (0.63)
                                                           ------              ------            ------              ------
 Total from investment operations .....................     (0.63)              (0.65)            (0.65)              (0.62)
                                                           ------              ------            ------              ------
Net asset value, end of period ........................    $ 9.37              $ 9.35            $ 9.35              $ 9.38
                                                           ======              ======            ======              ======
Total return ..........................................     (6.30)%(b)+         (6.50)%(b)+       (6.50)%(b)+         (6.20)%(b)
                                                           ======              ======            ======              ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................      $864              $1,923              $325              $7,178
Ratio of expenses to average net assets after
 waivers and reimbursements ...........................      1.45%(a)            2.20%(a)          2.20%(a)            1.20%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ...........................................      1.37%(a)            2.12%(a)          2.12%(a)            1.12%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ..................      7.63%(a)            8.38%(a)          8.38%(a)            7.38%(a)
Ratio of net investment income (loss) to
 average net assets after waivers and
 reimbursements .......................................     (0.13)%(a)          (0.88)%(a)        (0.88)%(a)           0.12%(a)
Ratio of net investment income (loss) to
 average net assets after waivers,
 reimbursements and fees paid indirectly ..............     (0.05)%(a)          (0.80)%(a)        (0.80)%(a)           0.20%(a)
Ratio of net investment loss to average net
assets before waivers and reimbursements (Note
6) ....................................................     (6.30)%(a)          (7.05)%(a)        (7.05)%(a)          (6.05)%(a)
Portfolio turnover rate ...............................        10%                 10%               10%                 10%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...........     $0.20              $ 0.20             $0.20               $0.20


                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                               DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                             --------------------------------------------------------
                                                             CLASS A          CLASS B        CLASS C          CLASS Z
                                                             -------          -------        -------          -------
Net asset value, beginning of period ......................   $10.00           $10.00         $10.00           $10.00
                                                              ------           ------         ------           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .............................     0.01            (0.01)         (0.01)            0.02
 Net realized and unrealized loss on
   investments ............................................    (0.14)           (0.13)         (0.13)           (0.13)
                                                              ------           ------         ------           ------
 Total from investment operations .........................    (0.13)           (0.14)         (0.14)           (0.11)
                                                              ------           ------         ------           ------
Net asset value, end of period ............................   $ 9.87           $ 9.86         $ 9.86           $ 9.89
                                                              ======           ======         ======           ======
Total return ..............................................    (1.30)%(b)+      (1.40)%(b)+    (1.40)%(b)+      (1.10)%(b)
                                                              ======           ======         ======           ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .........................   $1,096           $2,124           $359           $6,766
Ratio of expenses to average net assets after
 waivers and reimbursements ...............................     1.45%(a)         2.20%(a)       2.20%(a)         1.20%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ...............................................     1.33%(a)         2.08%(a)       2.08%(a)         1.08%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ......................     7.93%(a)         8.68%(a)       8.68%(a)         7.68%(a)
Ratio of net investment income (loss) to
average net assets after waivers and
reimbursements ............................................     0.22%(a)        (0.53)%(a)     (0.53)%(a)        0.47%(a)
Ratio of net investment income (loss) to
average net assets after waivers, reimbursements
and fees paid indirectly ..................................     0.33%(a)        (0.42)%(a)     (0.42)%(a)        0.58%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .................................................    (6.26)%(a)       (7.01)%(a)     (7.01)%(a)       (6.01)%(a)
Portfolio turnover rate ...................................       45%              45%            45%              45%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...............    $0.22            $0.22          $0.22            $0.22

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

                                                           DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                      --------------------------------------------------------------
                                                      CLASS A             CLASS B           CLASS C          CLASS Z
                                                      -------             -------           -------          -------
Net asset value, beginning of period ..............    $10.00              $10.00            $10.00           $10.00
                                                       ------              ------            ------           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..............................     (0.04)              (0.06)            (0.06)           (0.03)
 Net realized and unrealized loss on
   investments ....................................     (1.13)              (1.13)            (1.13)           (1.13)
                                                       ------              ------            ------           ------
 Total from investment operations .................     (1.17)              (1.19)            (1.19)           (1.16)
                                                       ------              ------            ------           ------
Net asset value, end of period ....................    $ 8.83              $ 8.81            $ 8.81           $ 8.84
                                                       ======              ======            ======           ======
Total return ......................................    (11.70)%(b)+        (11.90)%(b)+      (11.90)%(b)+     (11.60)%(b)
                                                       ======              ======            ======           ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................    $1,334              $2,120              $322           $5,960
Ratio of expenses to average net assets after
 waivers and reimbursements .......................      1.70%(a)            2.45%(a)          2.45%(a)         1.45%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly .......................................      1.65%(a)            2.40%(a)          2.40%(a)         1.40%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ..............      8.28%(a)            9.03%(a)          9.03%(a)         8.03%(a)
Ratio of net investment loss to average net
 assets after waivers and reimbursements ..........     (1.37)%(a)          (2.12)%(a)        (2.12)%(a)       (1.12)%(a)
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly ..................................     (1.32)%(a)          (2.07)%(a)        (2.07)%(a)       (1.07)%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .........................................     (7.96)%(a)          (8.71)%(a)        (8.71)%(a)       (7.71)%(a)
Portfolio turnover rate ...........................        70%                 70%               70%              70%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income .......     $0.21            $0.21          $0.21            $0.21

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER SMALL/MID CAP VALUE FUND
FINANCIAL HIGHLIGHTS

                                                              DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                            --------------------------------------------------------
                                                            CLASS A          CLASS B        CLASS C          CLASS Z
                                                            -------          -------        -------          -------
Net asset value, beginning of period ..................      $10.00           $10.00         $10.00           $10.00
                                                             ------           ------         ------           ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ..................................       (0.01)           (0.04)         (0.04)              --#
 Net realized and unrealized loss on
   investments ........................................       (0.14)           (0.13)         (0.13)           (0.14)
                                                             ------           ------         ------           ------
 Total from investment operations .....................       (0.15)           (0.17)         (0.17)           (0.14)
                                                             ------           ------         ------           ------
Net asset value, end of period ........................      $ 9.85           $ 9.83         $ 9.83           $ 9.86
                                                             ======           ======         ======           ======
Total return ..........................................       (1.50)%(b)+      (1.70)%(b)+    (1.70)%(b)+      (1.40)%(b)
                                                             ======           ======         ======           ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................      $1,816           $2,746           $393           $7,518
Ratio of expenses to average net assets after
 waivers and reimbursements ...........................        1.70%(a)         2.45%(a)       2.45%(a)         1.45%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ...........................................        1.53%(a)         2.28%(a)       2.28%(a)         1.28%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ..................        7.46%(a)         8.21%(a)       8.21%(a)         7.21%(a)
Ratio of net investment loss to average net
 assets after waivers and reimbursements ..............       (0.68)%(a)       (1.43)%(a)     (1.43)%(a)       (0.43)%(a)
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly ......................................       (0.50)%(a)       (1.25)%(a)     (1.25)%(a)       (0.25)%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .............................................       (6.42)%(a)       (7.17)%(a)     (7.17)%(a)       (6.17)%(a)
Portfolio turnover rate ...............................          41%              41%            41%              41%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...........       $0.19            $0.19          $0.19            $0.19

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS


                                                             DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                         ----------------------------------------------------------
                                                         CLASS A          CLASS B         CLASS C           CLASS Z
                                                         -------          -------         -------           -------
Net asset value, beginning of period ..................   $10.00           $10.00          $10.00            $10.00
                                                          ------           ------          ------            ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .........................     0.02            (0.01)          (0.01)             0.02
 Net realized and unrealized gain on
   investments and foreign currency
   transactions .......................................     0.13             0.15            0.15              0.15
                                                          ------           ------          ------            ------
 Total from investment operations .....................     0.15             0.14            0.14              0.17
                                                          ------           ------          ------            ------
Net asset value, end of period ........................   $10.15           $10.14          $10.14            $10.17
                                                          ======           ======          ======            ======
Total return ..........................................     1.50%(b)+        1.40%(b)+       1.40%(b)+         1.70%(b)
                                                          ======           ======          ======            ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .....................     $825           $1,548            $226            $6,688
Ratio of expenses to average net assets after
 waivers and reimbursements ...........................     1.90%(a)         2.65%(a)        2.65%(a)          1.65%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ...........................................     1.88%(a)         2.63%(a)        2.63%(a)          1.63%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ..................     8.92%(a)         9.67%(a)        9.67%(a)          8.67%(a)
Ratio of net investment income (loss) to
average net assets after waivers and
reimbursements ........................................     0.49%(a)        (0.26)%(a)      (0.26)%(a)         0.74%(a)
Ratio of net investment income (loss) to
average net assets after waivers, reimbursements
and fees paid indirectly ..............................     0.50%(a)        (0.25)%(a)      (0.25)%(a)         0.75%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .............................................    (6.53)%(a)       (7.28)%(a)      (7.28)%(a)        (6.28)%(a)
Portfolio turnover rate ...............................       11%              11%             11%               11%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ...........    $0.23            $0.23           $0.23             $0.23


                        See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER TECHNOLOGY FUND
FINANCIAL HIGHLIGHTS

                                                           DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                       --------------------------------------------------------------
                                                       CLASS A           CLASS B          CLASS C             CLASS Z
                                                       -------           -------          -------             -------
Net asset value, beginning of period ...............    $10.00            $10.00           $10.00              $10.00
                                                        ------            ------           ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ...............................     (0.05)            (0.07)           (0.07)              (0.04)
 Net realized and unrealized loss on
   investments and foreign currency
   transactions ....................................     (1.68)            (1.68)           (1.68)              (1.69)
                                                        ------            ------           ------              ------
 Total from investment operations ..................     (1.73)            (1.75)           (1.75)              (1.73)
                                                        ------            ------           ------              ------
Net asset value, end of period .....................    $ 8.27            $ 8.25           $ 8.25              $ 8.27
                                                        ======            ======           ======              ======
Total return .......................................    (17.30)%(b)+      (17.50)%(b)+     (17.50)%(b)+        (17.30)%(b)
                                                        ======            ======           ======              ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ..................      $245              $408              $63              $5,663
Ratio of expenses to average net assets after
 waivers and reimbursements ........................      1.95%(a)          2.70%(a)         2.70%(a)            1.70%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ........................................      1.93%(a)          2.68%(a)         2.68%(a)            1.68%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ...............      9.69%(a)         10.44%(a)        10.44%(a)            9.44%(a)
Ratio of net investment loss to average net
 assets after waivers and reimbursements ...........     (1.69)%(a)        (2.44)%(a)       (2.44)%(a)          (1.44)%(a)
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly ...................................     (1.67)%(a)        (2.42)%(a)       (2.42)%(a)          (1.42)%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) ..........................................     (9.43)%(a)        (10.18)%(a)     (10.18)%(a)          (9.18)%(a)
Portfolio turnover rate ............................        68%               68%              68%                 68%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ........     $0.24             $0.24            $0.24               $0.24

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER HEALTH CARE FUND
FINANCIAL HIGHLIGHTS

                                                           DECEMBER 31, 2001* TO  APRIL 30, 2002  (UNAUDITED)(C)
                                                       ---------------------------------------------------------------
                                                       CLASS A           CLASS B           CLASS C             CLASS Z
                                                       -------           -------           -------             -------
Net asset value, beginning of period .................  $10.00            $10.00            $10.00              $10.00
                                                        ------            ------            ------              ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss .................................   (0.04)            (0.06)            (0.06)              (0.03)
 Net realized and unrealized loss on
   investments and foreign currency
   transactions ......................................   (0.41)            (0.42)            (0.42)              (0.42)
                                                        ------            ------            ------              ------
 Total from investment operations ....................   (0.45)            (0.48)            (0.48)              (0.45)
                                                        ------            ------            ------              ------
Net asset value, end of period .......................  $ 9.55            $ 9.52            $ 9.52              $ 9.55
                                                        ======            ======            ======              ======
Total return .........................................   (4.50)%(b)+       (4.80)%(b)+       (4.80)%(b)+         (4.50)%(b)
                                                        ======            ======            ======              ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ....................    $494              $994              $180              $5,901
Ratio of expenses to average net assets after
 waivers and reimbursements ..........................    1.95%(a)          2.70%(a)          2.70%(a)            1.70%(a)
Ratio of expenses to average net assets after
 waivers, reimbursements and fees paid
 indirectly ..........................................    1.91%(a)          2.66%(a)          2.66%(a)            1.66%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) .................    9.56%(a)         10.31%(a)         10.31%(a)            9.31%(a)
Ratio of net investment loss to average net
 assets after waivers and reimbursements .............   (1.16)%(a)        (1.91)%(a)        (1.91)%(a)          (0.91)%(a)
Ratio of net investment loss to average net
 assets after waivers, reimbursements and fees
 paid indirectly .....................................   (1.12)%(a)        (1.87)%(a)        (1.87)%(a)          (0.87)%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) ............................................   (8.77)%(a)        (9.52)%(a)        (9.52)%(a)          (8.52)%(a)
Portfolio turnover rate ..............................      39%               39%               39%                 39%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income ..........   $0.25             $0.25             $0.25               $0.25

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER CORE BOND FUND
FINANCIAL HIGHLIGHTS




                                                                 DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                            ------------------------------------------------------------
                                                            CLASS A           CLASS B         CLASS C            CLASS Z
                                                            -------           -------         -------            -------
Net asset value, beginning of period ....................    $10.00            $10.00          $10.00             $10.00
                                                             ------            ------          ------             ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ..................................      0.12              0.10            0.10               0.13
 Net realized and unrealized gain on
   investments and foreign currency
   transactions .........................................      0.07              0.05            0.05               0.06
                                                             ------            ------          ------             ------
 Total from investment operations .......................      0.19              0.15            0.15               0.19
                                                             ------            ------          ------             ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income ...................     (0.10)            (0.09)          (0.09)             (0.10)
                                                             ------            ------          ------             ------
Net asset value, end of period ..........................    $10.09            $10.06          $10.06             $10.09
                                                             ======            ======          ======             ======
Total return ............................................      1.90%(b)+         1.54%(b)+       1.54%(b)+          1.93%(b)
                                                             ======            ======          ======             ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .......................    $3,188            $5,312            $958            $27,432
Ratio of expenses to average net assets after
 waivers and reimbursements .............................      1.05%(a)          1.80%(a)        1.80%(a)           0.80%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ....................      3.44%(a)          4.19%(a)        4.19%(a)           3.19%(a)
Ratio of net investment income to average net
 assets after waivers and reimbursements ................      3.62%(a)          2.87%(a)        2.87%(a)           3.87%(a)
Ratio of net investment income to average net
 assets before waivers and reimbursements
 (Note 6) ...............................................      1.23%(a)          0.48%(a)        0.48%(a)           1.48%(a)
Portfolio turnover rate .................................       215%              215%            215%               215%
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income .............     $0.08             $0.08           $0.08              $0.08

                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
AXA PREMIER MONEY MARKET FUND
FINANCIAL HIGHLIGHTS

                                                       DECEMBER 31, 2001* TO APRIL 30, 2002 (UNAUDITED)(C)
                                                     ---------------------------------------------------------
                                                     CLASS A         CLASS B         CLASS C           CLASS Z
                                                     -------         -------         -------           -------
Net asset value, beginning of period ..............   $1.000          $1.000          $1.000            $1.000
                                                      ------          ------          ------            ------
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income ............................    0.003           0.001           0.001             0.004
                                                      ------          ------          ------            ------
 LESS DISTRIBUTIONS:
 Dividends from net investment income .............   (0.003)         (0.001)         (0.001)           (0.004)
                                                      ------          ------          ------            ------
Net asset value, end of period ....................   $1.000          $1.000          $1.000            $1.000
                                                      ======          ======          ======            ======
Total return ......................................     0.32%(b)        0.08%(b)        0.08%(b)          0.41%(b)
                                                      ======          ======          ======            ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) .................      $68            $135            $364            $9,853
Ratio of expenses to average net assets after
 waivers and reimbursements .......................     0.95%(a)        1.70%(a)        1.70%(a)          0.70%(a)
Ratio of expenses to average net assets before
 waivers and reimbursements (Note 6) ..............     5.46%(a)        6.21%(a)        6.21%(a)          5.21%(a)
Ratio of net investment income to average net
 assets after waivers and reimbursements ..........     1.00%(a)        0.25%(a)        0.25%(a)          1.25%(a)
Ratio of net investment loss to average net
 assets before waivers and reimbursements
 (Note 6) .........................................    (3.51)%(a)     (4.26)%(a)       (4.26)%(a)        (3.26)%(a)
Effect of voluntary expense limitation during
 the period: (Note 6)
 Per share benefit to net investment income .......    $0.01           $0.01           $0.01             $0.01

---------
*    Commencement of Operations
#    Per share amount is less than $0.01.
+    The returns do not include sales charges.
(a)  Annualized
(b)  Total return is not annualized.
(c) Net investment income and capital charges are based on monthly average shares outstanding.



                       See Notes to Financial Statements

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS
April 30, 2002 (Unaudited)

Note 1 Organization and Significant Accounting Policies

     AXA Premier Funds Trust (the "Trust") was organized as a Delaware business trust on October 2, 2001 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with eight diversified Funds and two non-diversified Funds (each a "Fund"). The non-diversified Funds are: AXA Premier Technology Fund and AXA Premier Health Care Fund. The investment manager to each Fund is The Equitable Life Assurance Society of the United States ("Equitable" or the "Manager"). The day-to-day portfolio management of each Fund is provided by one or more investment sub-advisors (each an "Adviser").

     All of the Funds (except AXA Premier Money Market Fund) employ multiple Advisers. Each of the Advisers independently chooses and maintains a Portfolio of securities for the Fund and each is responsible for investing a specific allocated portion of the Fund's assets. Because each Adviser will be managing its allocated portion of the Fund independently from the other Advisers, the same security may be held in different portions of the Fund, or may be acquired for one portion of the Fund at a time when the Adviser of another portion deems it appropriate to dispose of the security. Similarly, under some market conditions, one Adviser may believe that temporary, defensive investments in short-term instruments or cash are appropriate when the other Adviser or Advisers believe continued exposure to the equity markets is appropriate for their portions of the Fund. Because each Adviser directs the trading for its own portion of the Fund, and does not aggregate its transactions with those of the other Advisers, the Fund may incur higher brokerage costs, and have higher Portfolio turnover, than would be the case if a single Adviser were managing the entire Fund.

     The investment objectives of each Fund are as follows:

     AXA Premier Large Cap Growth Fund (advised by Alliance Capital Management, L.P. ("Alliance"), Dresdner RCM Global Investors LLC ("Dresdner") and TCW Investment Management Company ("TCW")) -- Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Core Equity Fund (advised by Alliance, Janus Capital Management LLC and Thornburg Investment Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Large Cap Value Fund (advised by Alliance, Institutional Capital Corporation and MFS Investment Management ("MFS")) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Growth Fund (advised by Alliance, MFS and RS Investment Management, LP) -- Seeks to achieve long-term growth of capital.

     AXA Premier Small/Mid Cap Value Fund (advised by AXA Rosenberg Investment Management LLC, The Boston Company Asset Management, LLC and TCW) -- Seeks to achieve long-term growth of capital.

     AXA Premier International Equity Fund (advised by Alliance, Bank of Ireland Asset Management (U.S.) Limited and OppenheimerFunds, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Technology Fund (advised by Alliance, Dresdner and Firsthand Capital Management, Inc.) -- Seeks to achieve long-term growth of capital.

     AXA Premier Health Care Fund (advised by A I M Capital Management, Inc., Dresdner and Wellington Management Company, LLP) -- Seeks to achieve long-term growth of capital.

     AXA Premier Core Bond Fund (advised by BlackRock Advisors, Inc. and Pacific Investment Management Company LLC) -- Seeks to achieve a balance of a high current income and capital appreciation, consistent with a prudent level of risk.

     AXA Premier Money Market Fund (advised by Alliance) -- Seeks to achieve a high level of current income that is consistent with maintaining liquidity and preserving capital.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


     The following is a summary of the significant accounting policies of the
Trust:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

     Stocks listed on national securities exchanges or included on the NASDAQ stock market are valued at the last sale price, or, if there is no sale, at the latest available bid price. Other unlisted stocks are valued at their last sale price or, if no reported sale occurs during the day, at a bid price estimated by a broker.

     Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

     Mortgage backed and asset backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

     Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day's sale price is used. However, if the bid price is higher or the asked price is lower than the previous last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees.

     Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

     U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

     Foreign securities not traded directly, or in American Depositary Receipt
(ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Premier Money Market Fund values all short-term debt securities at amortized cost.

     Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


     Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Board of Trustees.

     Events or circumstances affecting the values of Fund securities that occur between the closing of their principal markets and the time the NAV is determined may be reflected in the Trust's calculation of net asset values for each applicable Fund when the Trust's Manager deems that the particular event or circumstance would materially affect such Fund's net asset value.

     Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income is recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

     Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

     Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund.

     All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

     The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

     (i) market value of investment securities, other assets and liabilities -- at the valuation date.

     (ii) purchases and sales of investment securities, income and expenses -- at the date of such transactions.

     The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

     Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations.

Taxes:

     The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended ("Code") applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no Federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are reinvested in additional full and fractional shares of the related Funds. All

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting purposes but are considered ordinary income for tax purposes.

Organizational Expense:

     Expenses incurred by the Trust Funds in connection with their organization are expensed as incurred. The Manager has agreed to voluntarily reimburse each Fund for these expenses, subject to potential recovery. Offering costs, in the form of registration fees, were capitalized and are being amortized over twelve months. In connection with organization of the Trust, the Manager advanced the initial amounts which are reflected in the Statement of Assets and Liabilities as an offset to receivable from the Manager.

Fees Paid Indirectly:

     For all Funds, the Board of Trustees has approved the payment of certain Trust expenses using brokerage service arrangements. For the period ended April 30, 2002, several Funds reduced expenses under these arrangements as follows:

FUND                                                AMOUNT
----                                                ------
AXA Premier Large Cap Growth Fund ...............  $1,873
AXA Premier Large Cap Core Equity Fund ..........   2,413
AXA Premier Large Cap Value Fund ................   3,229
AXA Premier Small/Mid Cap Growth Fund ...........   1,361
AXA Premier Small/Mid Cap Value Fund ............   5,533
AXA Premier International Equity Fund ...........     271
AXA Premier Technology Fund .....................     496
AXA Premier Health Care Fund ....................     906

Securities Lending:

     For all Funds, the Board of Trustees has approved the lending of Fund securities, through its custodian bank, JPMorgan Chase Bank ("JPMorgan"), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders' fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower's failure to return a loaned security when due. JPMorgan invests the cash collateral and retains a portion of the interest earned. For the period ended April 30, 2002, the Funds did not accrue any securities lending income.

Repurchase Agreements:

     Certain Funds may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on its cash

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund's right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

     Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options.

Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

     The futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts for the purpose of protecting their Fund securities against future changes in interest rates and indices which might adversely affect the value of the Funds' securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by "marking-to-market" at the end of each trading day. Variation margin payments on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

     Certain Funds may make contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if they designate the segregation, either on their records or with the Trust's custodian and/or sub-administrator, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund's other assets. Where such purchases

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to a Fund of an advantageous yield or price.

     Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities ("transaction hedging") and to protect the value of specific Fund positions ("position hedging").

Swaps:

     Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust's Board of Trustees.

Market and Credit Risk:

     Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The contract amounts of these covered written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund's futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Note 2 Management of the Trust

     The Trust has entered into an investment management agreement (the "Management Agreement") with Equitable. The Management Agreement states that the Manager will (i) have overall supervisory responsibility for the general management and investment of each Fund's assets; (ii) select and contract with Advisers to manage the investment operations and composition of each and every Fund; (iii) monitor the Advisers' investment programs and results; (iv) oversee compliance by the Trust with various Federal and state statutes; and (v) carry out the directives of the Board of Trustees. For the period ended April 30,

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


2002, for its services under the Management Agreement, the Manager was entitled to receive an annual fee as a percentage of average daily net assets, for each of the following Funds, calculated daily and payable monthly as follows:

FUND                                                          MANAGEMENT FEE
----                                                          --------------
AXA Premier Large Cap Growth Fund ...............   1.00% of average daily net assets
AXA Premier Large Cap Core Equity Fund ..........   1.00% of average daily net assets
AXA Premier Large Cap Value Fund ................   1.00% of average daily net assets
AXA Premier Small/Mid Cap Growth Fund ...........   1.20% of average daily net assets
AXA Premier Small/Mid Cap Value Fund ............   1.20% of average daily net assets
AXA Premier International Equity Fund ...........   1.15% of average daily net assets
AXA Premier Technology Fund .....................   1.30% of average daily net assets
AXA Premier Health Care Fund ....................   1.30% of average daily net assets
AXA Premier Core Bond Fund ......................   0.70% of average daily net assets
AXA Premier Money Market Fund ...................   0.50% of average daily net assets

     On behalf of the Trust, the Manager has entered into investment advisory agreements ("Advisory Agreements") with each of the Advisers. Each of the Advisory Agreements obligates the Advisers for the respective Funds to: (i) continuously furnish investment programs for the Funds; (ii) place all orders for the purchase and sale of investments for the Funds with brokers or dealers selected by the Manager or the respective Advisers; and (iii) perform certain limited related administrative functions in connection therewith. The Manager pays the expenses of providing investment advisory services to the Funds, including the fees of the Advisers of each Fund.

Note 3 Administrative Fees

     Pursuant to an administrative agreement ("Mutual Funds Services Agreement"), Equitable ("Administrator") provides the Trust with necessary administrative services. In addition, the Administrator makes available the office space, equipment, personnel and facilities required to provide such administrative services to the Trust. For these administrative services, the Trust pays Equitable a fee at an annual rate of 0.15 % of the Trust's total average net assets plus $35,000 per fund and, for funds with more than one sub-adviser, an additional $35,000 per portion of the fund allocated to a separate sub-adviser.

     Pursuant to a sub-administration agreement ("Sub-administration Agreement"), Equitable has contracted with J.P. Morgan Investors Services Co. ("Sub-administrator") to provide the Trust with administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custody Fees

     JPMorgan, an affiliate of J.P. Morgan Investors Services Co., serves as custodian of the Trust's Portfolio securities and other assets. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which Portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Distribution Plans

     The Trust has a Distribution Agreement with AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (each referred to as a "Distributor") in which AXA Advisors

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


and AXA Distributors serve as the distributors for each class of the Trust's shares. AXA Advisors and AXA Distributors are each an indirect wholly-owned subsidiary of Equitable. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act separate plans of distribution pertaining to the Class A, Class B, and Class C shares of the Trust ("Plans"). The Trust's Class A, Class B and Class C shares each pay an annual service fee of 0.25% of their average daily net assets. In addition to this service fee, the Trust's Class B shares and Class C shares pay an annual distribution fee of 0.75% of their average daily net assets. There is no distribution plan with respect to Class Z shares and the Funds pay no service or distribution fees with respects to those shares.

Note 6 Expense Limitation

     Pursuant to a contract, Equitable has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2003 ("Expense Reimbursement Agreement"). Equitable may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Funds' expense ratio and such reimbursements do no exceed the Fund's expense ratio cap. If the actual expense ratio is less than the expense cap and Equitable has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund are limited to:

                                                    CLASS A     CLASS B     CLASS C      CLASS Z
                                                   ---------   ---------   ---------   ----------
AXA Premier Large Cap Growth Fund ..............      1.45%       2.20%       2.20%        1.20%
AXA Premier Large Cap Core Fund ................      1.45%       2.20%       2.20%        1.20%
AXA Premier Large Cap Value Fund ...............      1.45%       2.20%       2.20%        1.20%
AXA Premier Small/Mid Cap Growth Fund ..........      1.70%       2.45%       2.45%        1.45%
AXA Premier Small/Mid Cap Value Fund ...........      1.70%       2.45%       2.45%        1.45%
AXA Premier International Equity Fund ..........      1.90%       2.65%       2.65%        1.65%
AXA Premier Technology Fund ....................      1.95%       2.70%       2.70%        1.70%
AXA Premier Health Care Fund ...................      1.95%       2.70%       2.70%        1.70%
AXA Premier Core Bond Fund .....................      1.05%       1.80%       1.80%        0.80%
AXA Premier Money Market Fund ..................      0.95%       1.70%       1.70%        0.70%

During the period ending April 30, 2002, the Manager received no reimbursement. At April 30, 2002, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

                                                       TOTAL ELIGIBLE FOR
FUNDS:                                             REIMBURSEMENT THROUGH 2005
------                                             --------------------------
AXA Premier Large Cap Growth Fund .............             $178,338
AXA Premier Large Cap Core Fund ...............              179,325
AXA Premier Large Cap Value Fund ..............              178,150
AXA Premier Small/Mid Cap Growth Fund .........              176,095
AXA Premier Small/Mid Cap Value Fund ..........              178,668
AXA Premier International Equity Fund .........              172,875
AXA Premier Technology Fund ...................              170,296
AXA Premier Health Care Fund ..................              170,335
AXA Premier Core Bond Fund ....................              255,174
AXA Premier Money Market Fund .................              151,106

AXA PREMIER FUNDS TRUST
NOTES TO FINANCIAL STATEMENTS--(Continued)
April 30, 2002 (Unaudited)


Note 7 Trustees Deferred Compensation Plan

     A deferred compensation plan for the benefit of the Independent Trustees has been adopted by the Trust. Under the deferred compensation plan, each Trustee may defer payment of all or part of the fees payable for such Trustee's services. Each Trustee may defer payment of such fees until their retirement as a Trustee or until the earlier attainment of a specified age. Fees deferred under the deferred compensation plan, together with accrued interest thereon, will be disbursed to a participating Trustee in monthly installments over a five to twenty year period elected by such Trustee.

MANAGEMENT OF THE TRUST

The Board of Trustees

     The Trust's Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the Funds' investment activities and their conformity with Delaware Law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust's day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupations during the last five years, and other information are shown below.


-----------------------------------------------------------------------------------------------------------------
                                                                                  NUMBER OF
                                        TERM OF                                     FUNDS
                                      OFFICE AND                                  IN COMPLEX
                        POSITION(S)    LENGTH OF                                   OVERSEEN        OTHER
     NAME, ADDRESS          HELD         TIME      PRINCIPAL OCCUPATION(S) DUR-       BY       DIRECTORSHIPS
        AND AGE          WITH TRUST     SERVED           ING PAST 5 YEARS          TRUSTEE    HELD BY TRUSTEE
-----------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------------------
 Peter D. Noris*       Trustee and   From         From May 1995 to                   58      From July 1995
 1290 Avenue of the    Chairman      November     present, Executive Vice                    to present,
 Americas, New                       2001 to      President and Chief                        Director of
 York, New York                      present      Investment Officer of                      Alliance Capital
 (46)                                             AXA Financial, Inc.                        Management
                                                  and Executive Vice                         L.P.
                                                  President of The
                                                  Equitable Life
                                                  Assurance Society of
                                                  the United States; from
                                                  November 1995 to
                                                  present, Executive Vice
                                                  President of AXA
                                                  Advisors LLC.
-----------------------------------------------------------------------------------------------------------------
                                              INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------
 Gerald C. Crotty      Trustee       From         Co-founder and director            19      None
 c/o AXA Premier                     November     of Weichert Enterprise,
 Funds Trust                         2001 to      a private and public
 1290 Avenue of the                  Present      equity market
 Americas, New                                    investment firm;
 York, New York                                   co-founder of Excelsior
 (50)                                             Ventures Management,
                                                  a private equity and
                                                  venture capital firm;
                                                  from 1991 to 1998, held
                                                  various positions with
                                                  ITT Corporation,
                                                  including President and
                                                  COO of ITT Consumer
                                                  Financial Corp. and
                                                  Chairman, President
                                                  and CEO of ITT
                                                  Information Services.
-----------------------------------------------------------------------------------------------------------------

----------
*     Affiliated with the Manager and Distributors.


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


------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                       TERM OF                                     FUNDS
                                     OFFICE AND                                  IN COMPLEX
                       POSITION(S)    LENGTH OF                                   OVERSEEN        OTHER
    NAME, ADDRESS          HELD         TIME      PRINCIPAL OCCUPATION(S) DUR-       BY       DIRECTORSHIPS
       AND AGE          WITH TRUST     SERVED           ING PAST 5 YEARS          TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
 Barry Hamerling      Trustee       From         Since 1998, Managing               19      None
 c/o AXA Premier                    November     Partner of Premium Ice
 Funds Trust                        2001 to      Cream of America;
 1290 Avenue of the                 Present      from 1970 to 1998,
 Americas, New                                   President of Ayco Co.
 York, New York                                  L.P., the largest
 (56)                                            independent financial
                                                 counseling firm in the
                                                 United States.
------------------------------------------------------------------------------------------------------------------
 Cynthia R. Plouche   Trustee       From         Since 1991, Founder,               19      None
 c/o AXA Premier                    November     Chief Investment
 Funds Trust                        2001 to      Officer and Managing
 1290 Avenue of the                 Present      Director of Abacus
 Americas, New                                   Financial Group, a
 York, New York                                  manager of fixed
 (45)                                            income portfolios for
                                                 institutional clients.
------------------------------------------------------------------------------------------------------------------
 Rayman Louis         Trustee       From         Since 1998, Dean and a             19      None
 Solomon                            November     Professor of Law at
 c/o AXA Premier                    2001 to      Rutgers University
 Funds Trust                        present      School of Law; prior
 1290 Avenue of the                              thereto, an Associate
 Americas, New                                   Dean for Academic
 York, New York                                  Affairs at Northwestern
 (54)                                            University School of
                                                 Law.
------------------------------------------------------------------------------------------------------------------
                                                   OFFICERS
------------------------------------------------------------------------------------------------------------------
 Steven M. Joenk      President     From         From July 1999 to present, Senior Vice President of
 1290 Avenue of the   and Chief     November     AXA Financial; from 1996 to 1999, Managing
 Americas, New        Financial     2001 to      Director of MeesPierson.
 York, New York       Officer       present
 (43)
------------------------------------------------------------------------------------------------------------------
 Patricia Louie       Vice          From         From July 1999 to present, Vice President and
 1290 Avenue of the   President     November     Counsel of AXA Financial and Equitable; from
 Americas, New        and           2001 to      September 1994 to July 1999, Assistant General
 York, New York       Secretary     present      Counsel of The Dreyfus Corporation.
 (46)
------------------------------------------------------------------------------------------------------------------
 Kenneth T.           Vice          From         From February 2001 to present, Vice President of
 Kozlowski            President     November     AXA Financial; from October 1999 to
 1290 Avenue of the   and           2001 to      February 2001, Assistant Vice President of AXA
 Americas, New        Treasurer     present      Financial; from October 1996 to October 1999,
 York, New York                                  Director -- Fund Administration of Prudential
 (40)                                            Investments.
------------------------------------------------------------------------------------------------------------------
 Mary E. Cantwell     Vice          From         From February 2001 to present, Vice President of
 1290 Avenue of the   President     November     AXA Financial; from July 1999 to present, Vice
 Americas, New                      2001 to      President of Equitable; from September 1997 to
 York, New York                     present      July 1999, Assistant Vice President, Office of the
 (40)                                            Chief Investment Officer of Equitable.
------------------------------------------------------------------------------------------------------------------

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
------------------------------------------------------------------------------------------------------------------
                                                                                 NUMBER OF
                                       TERM OF                                     FUNDS
                                     OFFICE AND                                  IN COMPLEX
                       POSITION(S)    LENGTH OF                                   OVERSEEN        OTHER
    NAME, ADDRESS          HELD         TIME      PRINCIPAL OCCUPATION(S) DUR-       BY       DIRECTORSHIPS
       AND AGE          WITH TRUST     SERVED           ING PAST 5 YEARS          TRUSTEE    HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------
 Kenneth B. Beitler   Vice          From         From May 1999 to present, Senior Investment
 1290 Avenue of the   President     November     Analyst and Assistant Vice President of AXA
 Americas, New                      2001 to      Financial; prior thereto, an Investment Systems
 York, New York                     present      Development Analyst with TIAA-CREF.
 (43)
------------------------------------------------------------------------------------------------------------------
 Brian E. Walsh       Assistant     From         From 1999 to present, Senior Fund Administrator
 1290 Avenue of the   Treasurer     November     and Assistant Vice President of Equitable; from
 Americas, New                      2001 to      1993 to 1999, Manager of Prudential Investment
 York, New York                     present      Fund Management.
 (34)
------------------------------------------------------------------------------------------------------------------

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